UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.3%
AMUSEMENT AND RECREATION SERVICES - 1.6%
16,947		Walt Disney Co	$591,620

		TOTAL AMUSEMENT AND RECREATION SERVICES	591,620

APPAREL AND ACCESSORY STORES - 1.1%
7,053	*	Kohl’s Corp	386,363

		TOTAL APPAREL AND ACCESSORY STORES	386,363

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
5,068		Guess ?, Inc	238,095

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	238,095

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.5%
22,914		Lowe’s Cos, Inc	555,435

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	555,435

BUSINESS SERVICES - 22.4%
21,207	*	Adobe Systems, Inc	750,092
11,098	*	Autodesk, Inc	326,503
3,273	*	Google, Inc (Class A)	1,855,824
29,487	*	Interpublic Group of Cos, Inc	245,332
26,741	*	Intuit, Inc	918,286
13,549	*	Juniper Networks, Inc	415,683
4,879		Mastercard, Inc (Class A)	1,239,266
30,719		Microsoft Corp	899,145
8,190	*	Nuance Communications, Inc	136,282
4,092	*	Salesforce.com, Inc	304,649
8,432		Visa, Inc (Class A)	767,565
21,989	*	Yahoo!, Inc	363,478

		TOTAL BUSINESS SERVICES	8,222,105

CHEMICALS AND ALLIED PRODUCTS - 15.5%
18,146	*	Celgene Corp	1,124,326
3,098		Estee Lauder Cos (Class A)	200,967
4,608	*	Forest Laboratories, Inc	144,507
7,992	*	Gilead Sciences, Inc	363,476
7,012	*	Human Genome Sciences, Inc	211,762
6,947	*	Life Technologies Corp	363,120
7,527		Monsanto Co	537,578
16,697		Novartis AG. (ADR)	903,308
8,111		Shire plc (ADR)	535,002
14,238		Teva Pharmaceutical Industries Ltd (ADR)	898,133
8,809	*	Watson Pharmaceuticals, Inc	367,952

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,650,131

DEPOSITORY INSTITUTIONS - 1.0%
12,114		Wells Fargo & Co	376,988

		TOTAL DEPOSITORY INSTITUTIONS	376,988

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 0.9%
7,665		Darden Restaurants, Inc	$341,399

		TOTAL EATING AND DRINKING PLACES	341,399

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.4%
9,632		Analog Devices, Inc	277,594
7,993	*	Apple Computer, Inc	1,877,796
61,806	*	Cisco Systems, Inc	1,608,810
41,307		Intel Corp	919,494
10,705	*	Marvell Technology Group Ltd	218,168
11,157	*	NetApp, Inc	363,272
9,083		Qualcomm, Inc	381,395

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,646,529

ENGINEERING AND MANAGEMENT SERVICES - 2.0%
8,613		Accenture plc	361,315
7,815	*	Jacobs Engineering Group, Inc	353,160

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	714,475

FABRICATED METAL PRODUCTS - 0.9%
6,831		Illinois Tool Works, Inc	323,516

		TOTAL FABRICATED METAL PRODUCTS	323,516

FOOD AND KINDRED PRODUCTS - 5.2%
9,129		Coca-Cola Co	502,095
10,033		ConAgra Foods, Inc	251,527
10,809		Dr Pepper Snapple Group, Inc	380,153
11,515		Kraft Foods, Inc (Class A)	348,214
7,910		Mead Johnson Nutrition Co	411,557

		TOTAL FOOD AND KINDRED PRODUCTS	1,893,546

FURNITURE AND HOME FURNISHINGS STORES - 0.9%
7,441	*	Bed Bath & Beyond, Inc	325,618

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	325,618

GENERAL MERCHANDISE STORES - 1.0%
6,811		Target Corp	358,259

		TOTAL GENERAL MERCHANDISE STORES	358,259

HEALTH SERVICES - 1.7%
2,955	*	Edwards Lifesciences Corp	292,190
5,351	*	Medco Health Solutions, Inc	345,461

		TOTAL HEALTH SERVICES	637,651

HOTELS AND OTHER LODGING PLACES - 1.7%
3,825	*	Orient-Express Hotels Ltd (Class A)	54,239
12,529		Starwood Hotels & Resorts Worldwide, Inc	584,352

		TOTAL HOTELS AND OTHER LODGING PLACES	638,591

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.9%
5,159		Deere & Co	306,755
864		Johnson Controls, Inc	28,503

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	335,258

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 7.0%
11,245	*	Agilent Technologies, Inc	$386,716
6,526		Allergan, Inc	426,278
5,596		Danaher Corp	447,177
537	*	Intuitive Surgical, Inc	186,946
2,888		Rockwell Collins, Inc	180,760
6,417		Roper Industries, Inc	371,159
6,944	*	Sensata Technologies Holding BV	124,714
8,330	*	Thermo Electron Corp	428,495

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,552,245

INSURANCE CARRIERS - 1.9%
12,528		Aflac, Inc	680,145
410	*	Primerica, Inc	6,150

		TOTAL INSURANCE CARRIERS	686,295

LEATHER AND LEATHER PRODUCTS - 1.0%
9,487		Coach, Inc	374,926

		TOTAL LEATHER AND LEATHER PRODUCTS	374,926

METAL MINING - 1.6%
18,221		Companhia Vale do Rio Doce (ADR)	586,534

		TOTAL METAL MINING	586,534

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.7%
6,586		Hasbro, Inc	252,112

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	252,112

MISCELLANEOUS RETAIL - 1.6%
2,805	*	Amazon.com, Inc	380,723
766	*	Priceline.com, Inc	195,330

		TOTAL MISCELLANEOUS RETAIL	576,053

MOTION PICTURES - 1.0%
11,271	*	Discovery Communications, Inc (Class A)	380,847

		TOTAL MOTION PICTURES	380,847

OIL AND GAS EXTRACTION - 4.7%
6,002		Anadarko Petroleum Corp	437,126
5,329	*	Concho Resources, Inc	268,368
7,922		Occidental Petroleum Corp	669,726
5,403		Schlumberger Ltd	342,874

		TOTAL OIL AND GAS EXTRACTION	1,718,094

PETROLEUM AND COAL PRODUCTS - 0.3%
1,016		Walter Industries, Inc	93,746

		TOTAL PETROLEUM AND COAL PRODUCTS	93,746

PRIMARY METAL INDUSTRIES - 1.2%
3,333		Precision Castparts Corp	422,324

		TOTAL PRIMARY METAL INDUSTRIES	422,324

TIAA-CREF LIFE FUNDS - Growth Equity Fund

oSHARES	COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.0%
1,155	CME Group, Inc	$365,107

	TOTAL SECURITY AND COMMODITY BROKERS	365,107

STONE, CLAY, AND GLASS PRODUCTS - 1.0%
18,520	Corning, Inc	374,289

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	374,289

TRANSPORTATION EQUIPMENT - 1.8%
9,055	Boeing Co	657,484

	TOTAL TRANSPORTATION EQUIPMENT	657,484

TRUCKING AND WAREHOUSING - 1.1%
6,012	United Parcel Service, Inc (Class B)	387,233

	TOTAL TRUCKING AND WAREHOUSING	387,233

	TOTAL COMMON STOCKS (Cost $32,757,795)	36,662,868

	TOTAL INVESTMENTS - 100.3% (Cost $32,757,795)	36,662,868
	OTHER ASSETS & LIABILITIES, NET - (0.3)%	(97,473)

	NET ASSETS - 100.0%	$36,565,395

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%
AMUSEMENT AND RECREATION SERVICES - 1.0%
19,706		Walt Disney Co	$687,936

		TOTAL AMUSEMENT AND RECREATION SERVICES	687,936

APPAREL AND ACCESSORY STORES - 0.7%
7,031		Abercrombie & Fitch Co (Class A)	320,895
3,210	*	J Crew Group, Inc	147,339

		TOTAL APPAREL AND ACCESSORY STORES	468,234

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
7,802		Guess ?, Inc	366,537
7,286	*	Hanesbrands, Inc	202,697

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	569,234

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.9%
19,501		Home Depot, Inc	630,857

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	630,857

BUSINESS SERVICES - 7.9%
9,232	*	Amdocs Ltd	277,976
9,229	*	eBay, Inc	248,722
2,099	*	Google, Inc (Class A)	1,190,154
7,097	*	Informatica Corp	190,625
53,172		Microsoft Corp	1,556,345
18,402	*	Nuance Communications, Inc	306,209
25,473		Oracle Corp	654,401
6,797	*	SolarWinds, Inc	147,223
14,696	*	Symantec Corp	248,656
6,809		Visa, Inc (Class A)	619,823

		TOTAL BUSINESS SERVICES	5,440,134

CHEMICALS AND ALLIED PRODUCTS - 12.8%
13,733		Abbott Laboratories	723,454
2,772		Agrium, Inc	195,786
6,838	*	Amgen, Inc	408,639
24,048		Bristol-Myers Squibb Co	642,082
1,853	*	Dendreon Corp	67,579
21,697		Dow Chemical Co	641,580
19,855		Ferro Co`rp	174,525
6,176	*	Forest Laboratories, Inc	193,679
12,253	*	Gilead Sciences, Inc	557,266
8,652		GlaxoSmithKline plc	166,153
15,418		Johnson & Johnson	1,005,254
2,776		Monsanto Co	198,262
22,493	*	Mylan Laboratories, Inc	510,816
9,686		Novartis AG. (ADR)	524,013
39,571		Pfizer, Inc	678,643
19,129		Procter & Gamble Co	1,210,292
5,743	*	Seattle Genetics, Inc	68,571
3,048		Shire Ltd	67,252

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

6,509		Teva Pharmaceutical Industries Ltd (ADR)	$410,588
3,838	*	United Therapeutics Corp	212,357
5,633	*	Watson Pharmaceuticals, Inc	235,290

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,892,081

COMMUNICATIONS - 2.6%
1,356		America Movil S.A. de C.V. (ADR) (Series L)	68,261
10,994	*	DIRECTV	371,707
5,713	*	SBA Communications Corp (Class A)	206,068
36,785		Verizon Communications, Inc	1,141,071

		TOTAL COMMUNICATIONS	1,787,107

DEPOSITORY INSTITUTIONS - 9.1%
84,329		Bank of America Corp	1,505,272
166,173	*	Citigroup, Inc	673,001
4,519		Comerica, Inc	171,903
31,567		JPMorgan Chase & Co	1,412,622
7,860		People’s United Financial, Inc	122,930
4,218		PNC Financial Services Group, Inc	251,815
25,082		Regions Financial Corp	196,894
11,524		TCF Financial Corp	183,693
24,501		US Bancorp	634,086
39,896		Wells Fargo & Co	1,241,564

		TOTAL DEPOSITORY INSTITUTIONS	6,393,780

EATING AND DRINKING PLACES - 1.1%
8,575	*	Cheesecake Factory	232,040
1,213	*	Chipotle Mexican Grill, Inc (Class A)	136,669
5,818		McDonald’s Corp	388,176

		TOTAL EATING AND DRINKING PLACES	756,885

ELECTRIC, GAS, AND SANITARY SERVICES - 2.8%
19,615	*	AES Corp	215,765
17,378		Centerpoint Energy, Inc	249,548
4,031		Entergy Corp	327,922
3,077		Enterprise Products Partners LP	106,403
11,942		PG&E Corp	506,580
6,982		Questar Corp	301,622
6,712		Republic Services, Inc	194,782

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,902,622

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.3%
7,235	*	Apple Computer, Inc	1,699,719
10,629	*	Avago Technologies Ltd	218,532
10,772	*	Ciena Corp	164,165
43,600	*	Cisco Systems, Inc	1,134,908
10,074		Cooper Industries plc	482,948
3,478		Eaton Corp	263,528
2,191		Harman International Industries, Inc	102,495
19,956		Hewlett-Packard Co	1,060,661
27,730	*	Hitachi Ltd	103,517
44,800		Intel Corp	997,248
19,518	*	JDS Uniphase Corp	244,561
684	*	MaxLinear, Inc	12,141
34,400	*	Micron Technology, Inc	357,416
11,483	*	QLogic Corp	233,105
7,304		Qualcomm, Inc	306,695

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

11,256	*	SanDisk Corp	$389,795
2,023		Sony Corp (ADR)	77,521

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,848,955

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
17,670		KBR, Inc	391,567

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	391,567

FABRICATED METAL PRODUCTS - 0.4%
4,339		Stanley Works	249,102

		TOTAL FABRICATED METAL PRODUCTS	249,102

FOOD AND KINDRED PRODUCTS - 5.7%
10,794		Coca-Cola Co	593,670
7,819		ConAgra Foods, Inc	196,022
5,683		Corn Products International, Inc	196,973
2,911		H.J. Heinz Co	132,771
6,295	*	Hansen Natural Corp	273,077
4,714		InBev NV	237,456
4,986		Kellogg Co	266,402
16,252		Kraft Foods, Inc (Class A)	491,460
12,259		PepsiCo, Inc	811,056
2,731	*	Ralcorp Holdings, Inc	185,107
7,588	*	Smithfield Foods, Inc	157,375
14,061		Unilever plc	412,882

		TOTAL FOOD AND KINDRED PRODUCTS	3,954,251

FOOD STORES - 0.3%
6,363	*	Whole Foods Market, Inc	230,022

		TOTAL FOOD STORES	230,022

FORESTRY - 0.2%
3,088		Rayonier, Inc	140,288

		TOTAL FORESTRY	140,288

GENERAL MERCHANDISE STORES - 1.8%
5,072		Target Corp	266,787
6,309		TJX Companies, Inc	268,259
12,350		Wal-Mart Stores, Inc	686,660

		TOTAL GENERAL MERCHANDISE STORES	1,221,706

HEALTH SERVICES - 1.0%
10,848	*	Medco Health Solutions, Inc	700,347

		TOTAL HEALTH SERVICES	700,347

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
5,556	*	Financial Engines, Inc	93,896
6,388		Kimco Realty Corp	99,908
5,612		Starwood Property Trust, Inc	108,312

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	302,116

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.7%
5,145		3M Co	$429,968
18,338	*	EMC Corp	330,818
3,480		Emerson Electric Co	175,183
70,502		General Electric Co	1,283,136
4,946		Ingersoll-Rand PLC	172,467
7,458		International Business Machines Corp	956,489

884	*	Meru Networks, Inc	16,946
7,944		Raytheon Co	453,761
11,940		Textron, Inc	253,486
9,754		Tyco International Ltd	373,091
16,927		Xerox Corp	165,038

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,610,383

INSTRUMENTS AND RELATED PRODUCTS - 2.5%
8,686		Baxter International, Inc	505,526
3,274		Cooper Cos, Inc	127,293
5,213	*	Hologic, Inc	96,649
8,247		Medtronic, Inc	371,362
10,713		PerkinElmer, Inc	256,041
6,770	*	Sensata Technologies Holding BV	121,589
5,210	*	Thermo Electron Corp	268,002

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,746,462

INSURANCE CARRIERS - 3.7%
8,966		ACE Ltd	468,922
7,168		Aflac, Inc	389,151
13,746		Cigna Corp	502,829
7,072		Metlife, Inc	306,500
769	*	Primerica, Inc	11,535
11,365		Prudential Financial, Inc	687,582
3,680		RenaissanceRe Holdings Ltd	208,877

		TOTAL INSURANCE CARRIERS	2,575,396

METAL MINING - 0.8%
6,594	*	Anglo American plc	287,583
3,928		Rio Tinto plc	232,767

		TOTAL METAL MINING	520,350

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.9%
8,407		Jarden Corp	279,869
13,884		Mattel, Inc	315,722

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	595,591

MISCELLANEOUS RETAIL - 2.1%
4,044	*	Amazon.com, Inc	548,892
7,087		Best Buy Co, Inc	301,481
13,735		CVS Corp	502,152
3,131	*	Vitamin Shoppe, Inc	70,291

		TOTAL MISCELLANEOUS RETAIL	1,422,816

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.7%
16,035	*	Discovery Communications, Inc (Class A)	$541,823
6,361	*	DreamWorks Animation SKG, Inc (Class A)	250,560
10,777	*	Viacom, Inc (Class B)	370,513

		TOTAL MOTION PICTURES	1,162,896

NONDEPOSITORY INSTITUTIONS - 0.2%
11,359		Discover Financial Services	169,249

		TOTAL NONDEPOSITORY INSTITUTIONS	169,249

OIL AND GAS EXTRACTION - 5.2%
10,740		Anadarko Petroleum Corp	782,194
1,461		Apache Corp	148,292

4,319		Baker Hughes, Inc	202,302
8,139	*	Cameron International Corp	348,838
12,986	*	Cobalt International Energy, Inc	176,610
23,057		Halliburton Co	694,707
8,005	*	Newfield Exploration Co	416,660
5,588		Occidental Petroleum Corp	472,410
5,970		Petroleo Brasileiro S.A. (ADR)	265,605
4,978		Tullow Oil plc	94,426

		TOTAL OIL AND GAS EXTRACTION	3,602,044

PETROLEUM AND COAL PRODUCTS - 5.2%
11,392		Chevron Corp	863,855
35,021		Exxon Mobil Corp	2,345,707
4,277		Walter Industries, Inc	394,639

		TOTAL PETROLEUM AND COAL PRODUCTS	3,604,201

PRIMARY METAL INDUSTRIES - 0.6%
3,308		Precision Castparts Corp	419,157

		TOTAL PRIMARY METAL INDUSTRIES	419,157

RAILROAD TRANSPORTATION - 0.7%
6,603		Union Pacific Corp	484,000

		TOTAL RAILROAD TRANSPORTATION	484,000

SECURITY AND COMMODITY BROKERS - 1.7%
5,231		Goldman Sachs Group, Inc	892,565
7,265		Lazard Ltd (Class A)	259,361

		TOTAL SECURITY AND COMMODITY BROKERS	1,151,926

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
11,043		Corning, Inc	223,179

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	223,179

TRANSPORTATION BY AIR - 0.3%
8,052	*	Continental Airlines, Inc (Class B)	176,902

		TOTAL TRANSPORTATION BY AIR	176,902

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 3.1%
5,192	*	Autoliv, Inc	$267,544
4,649		Boeing Co	337,564
7,958		Goodrich Corp	561,198
15,076		Honeywell International, Inc	682,490
1,802	*	Lear Corp	142,989
4,398		Thor Industries, Inc	132,864

		TOTAL TRANSPORTATION EQUIPMENT	2,124,649

TRUCKING AND WAREHOUSING - 1.4%
14,594		United Parcel Service, Inc (Class B)	940,000

		TOTAL TRUCKING AND WAREHOUSING	940,000

WATER TRANSPORTATION - 0.2%
5,023	*	Royal Caribbean Cruises Ltd	165,709

		TOTAL WATER TRANSPORTATION	165,709

WHOLESALE TRADE-NONDURABLE GOODS - 0.8%
2,385		Brown-Forman Corp (Class B)	141,788
11,721		Cardinal Health, Inc	422,308

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	564,096

		TOTAL COMMON STOCKS (Cost $62,527,646)	68,826,230

		TOTAL INVESTMENTS - 99.5% (Cost $62,527,646)	68,826,230
		OTHER ASSETS & LIABILITIES, NET - 0.5%	319,802

		NET ASSETS - 100.0%	$69,146,032

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%
BUSINESS SERVICES - 7.9%
88,215		Adecco S.A.	$5,007,273
62,185	*	Autonomy Corp plc	1,720,286
12,690		Mitsubishi UFJ Lease & Finance Co Ltd	461,504
6		NTT Data Corp	19,991
47,593		Playtech Ltd	390,001

		TOTAL BUSINESS SERVICES	7,599,055

CHEMICALS AND ALLIED PRODUCTS - 22.3%
2,200		Eisai Co Ltd	78,479
4,069		Givaudan S.A.	3,569,637
82,577		Henkel KGaA (Preference)	4,445,692
7,700		Kao Corp	195,197
127,970		Lanxess AG.	5,896,531
26,269		Novartis AG.	1,418,835
32,115		Reckitt Benckiser Group plc	1,762,726
13,722		Syngenta AG.	3,810,510
2,700		Takeda Pharmaceutical Co Ltd	118,842
2,200		Tsumura & Co	63,889
8,000		UBE Industries Ltd	20,537

		TOTAL CHEMICALS AND ALLIED PRODUCTS	21,380,875

COMMUNICATIONS - 0.3%
6,500		Nippon Telegraph & Telephone Corp	273,933
13		NTT DoCoMo, Inc	19,801

		TOTAL COMMUNICATIONS	293,734

DEPOSITORY INSTITUTIONS - 5.1%
52		Australia & New Zealand Banking Group Ltd	1,210
386,300		Bank Rakyat Indonesia	350,236
35,954		HDFC Bank Ltd	1,548,438
89,255		HSBC Holdings plc	904,768
213,800		Mitsubishi UFJ Financial Group, Inc	1,120,569
8,000		Mitsui Trust Holdings, Inc	30,035
857		Societe Generale	53,899
27,400		Sumitomo Mitsui Financial Group, Inc	905,616
3,000		Suruga Bank Ltd	26,826

		TOTAL DEPOSITORY INSTITUTIONS	4,941,597

EDUCATIONAL SERVICES - 0.0%
100		Benesse Corp	4,332

		TOTAL EDUCATIONAL SERVICES	4,332

ELECTRIC, GAS, AND SANITARY SERVICES - 2.6%
40,636		Fortum Oyj	993,968
1,300		Hokkaido Electric Power Co, Inc	24,946
1,300		Hokuriku Electric Power Co	28,589
4,500		Tohoku Electric Power Co, Inc	95,112

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

44,900		Tokyo Electric Power Co, Inc	$1,196,820
44,500		Tokyo Gas Co Ltd	196,107

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,535,542

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.8%
312,150		Hon Hai Precision Industry Co, Ltd	1,351,490
3,800		Matsushita Electric Industrial Co Ltd	58,124
49,000		Mitsubishi Electric Corp	450,219
100		Murata Manufacturing Co Ltd	5,680
800		Nidec Corp	85,742
1,000		Nitto Denko Corp	38,828
250,272		Smiths Group plc	4,314,386
5,700		Sony Corp	218,269

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,522,738

ENGINEERING AND MANAGEMENT SERVICES - 2.6%
32,417		Tecan Group AG.	2,488,767

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,488,767

FOOD AND KINDRED PRODUCTS - 2.5%
42,484		InBev NV	2,140,025
12,000		Toyo Suisan Kaisha Ltd	310,365

		TOTAL FOOD AND KINDRED PRODUCTS	2,450,390

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.8%
20,615		Saipem S.p.A.	797,721

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	797,721

HOLDING AND OTHER INVESTMENT OFFICES - 0.5%
42,124		Westfield Group	466,180

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	466,180

HOTELS AND OTHER LODGING PLACES - 0.8%
508,400	*	Sands China Ltd	808,018

		TOTAL HOTELS AND OTHER LODGING PLACES	808,018

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.0%
4,471		Burckhardt Compression Holding AG.	881,988
4,770		Canon, Inc	220,923
500		Daikin Industries Ltd	20,457
1,100		Fanuc Ltd	116,718
840		FUJIFILM Holdings Corp	28,931
21,982	*	Hollysys Automation Technologies Ltd	253,013
6,530		Komatsu Ltd	136,900
2,338,000		Lenovo Group Ltd	1,614,023
208,000	*	NTN Corp	938,881
34,472		Rheinmetall AG.	2,469,058
2,828		SKF AB (B Shares)	50,250
100		Sumitomo Heavy Industries Ltd	602

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,731,744

INSTRUMENTS AND RELATED PRODUCTS - 1.6%
11,993		Phonak Holding AG.	1,490,025
1,000		Terumo Corp	53,268

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,543,293

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
1,300		Millea Holdings, Inc	$36,612

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	36,612

INSURANCE CARRIERS - 0.0%
1,250		T&D Holdings, Inc	29,589

		TOTAL INSURANCE CARRIERS	29,589

METAL MINING - 2.3%
28,217	*	Anglo American plc	1,230,625
1,822		BHP Billiton Ltd	72,881
5,039		Rio Tinto Ltd	362,525
8,935		Rio Tinto plc	529,473

		TOTAL METAL MINING	2,195,504

MISCELLANEOUS RETAIL - 0.2%
8,200		Seven & I Holdings Co Ltd	198,137

		TOTAL MISCELLANEOUS RETAIL	198,137

NONDEPOSITORY INSTITUTIONS - 0.5%
5,231		ORIX Corp	463,846

		TOTAL NONDEPOSITORY INSTITUTIONS	463,846

OIL AND GAS EXTRACTION - 2.7%
634,000		CNOOC Ltd	1,043,568
81,970		Tullow Oil plc	1,554,867

		TOTAL OIL AND GAS EXTRACTION	2,598,435

PAPER AND ALLIED PRODUCTS - 1.9%
1,102,600		Nine Dragons Paper Holdings Ltd	1,843,288

		TOTAL PAPER AND ALLIED PRODUCTS	1,843,288

PETROLEUM AND COAL PRODUCTS - 0.1%
3,714		Royal Dutch Shell plc (A Shares)	107,647
190		Total S.A.	11,030

		TOTAL PETROLEUM AND COAL PRODUCTS	118,677

PRIMARY METAL INDUSTRIES - 0.1%
8,100		Nippon Steel Corp	31,797
21,000		Sumitomo Metal Industries Ltd	63,568
3,200		Sumitomo Metal Mining Co Ltd	47,612

		TOTAL PRIMARY METAL INDUSTRIES	142,977

RAILROAD TRANSPORTATION - 0.1%
15		Central Japan Railway Co	114,237

		TOTAL RAILROAD TRANSPORTATION	114,237

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 3.1%
20,581		Bayer AG.	1,392,111
6,000	*	NOK Corp	90,298
119,126		SSL International plc	1,469,689

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,952,098

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 10.1%
44,550		Credit Suisse Group	$2,296,370
49,824		Deutsche Boerse AG.	3,693,140
650,443		ICAP plc	3,689,580
13,500		Nomura Holdings, Inc	99,492

		TOTAL SECURITY AND COMMODITY BROKERS	9,778,582

TEXTILE MILL PRODUCTS - 1.5%
429,000		Teijin Ltd	1,440,860

		TOTAL TEXTILE MILL PRODUCTS	1,440,860

TRANSPORTATION EQUIPMENT - 1.7%
971,000		China South Locomotive and Rolling Stock Corp	761,618
2,620		Denso Corp	78,048
23,900		Honda Motor Co Ltd	843,619

		TOTAL TRANSPORTATION EQUIPMENT	1,683,285

WATER TRANSPORTATION - 0.1%
8,000		Mitsui OSK Lines Ltd	57,418

		TOTAL WATER TRANSPORTATION	57,418

WHOLESALE TRADE-DURABLE GOODS - 11.4%
114,244		Assa Abloy AB (Class B)	2,235,642
486,000		Li & Fung Ltd	2,391,113
6,940		Mitsubishi Corp	181,870
8,400		Mitsui & Co Ltd	141,153
15,250		Sumitomo Corp	175,353
145,139		ThyssenKrupp AG.	4,989,997
31,891	*	Wolseley plc	770,441

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,885,569

WHOLESALE TRADE-NONDURABLE GOODS - 0.0%
8,000	m	Nippon Oil Corp	39,619

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	39,619

		TOTAL COMMON STOCKS (Cost $87,342,684)	93,142,719

		TOTAL INVESTMENTS - 96.6% (Cost $87,342,684)	93,142,719
		OTHER ASSETS & LIABILITIES, NET - 3.4%	3,272,293

		NET ASSETS - 100.0%	$96,415,012

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE INTERNATIONAL EQUITY

SUMMARY OF MARKET VALUES BY COUNTRY

March 31, 2010

Country	Value	% of total portfolio
DOMESTIC

UNITED STATES	$253,013	0.3%

TOTAL DOMESTIC	253,013	0.3

FOREIGN

AUSTRALIA	902,796	0.9
BELGIUM	2,140,025	2.3
CHINA	5,262,497	5.7
FINLAND	993,968	1.1
FRANCE	64,929	0.1
GERMANY	22,886,529	24.6
HONG KONG	2,391,113	2.6
INDIA	1,548,438	1.7
INDONESIA	350,236	0.4
ITALY	797,721	0.9
JAPAN	11,698,160	12.5
MACAU	808,018	0.8
NETHERLANDS	107,647	0.1
SWEDEN	2,285,892	2.4
SWITZERLAND	20,963,405	22.5
TAIWAN	1,351,490	1.4
UNITED KINGDOM	18,336,842	19.7

TOTAL FOREIGN	92,889,706	99.7

TOTAL PORTFOLIO	$93,142,719	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%
AMUSEMENT AND RECREATION SERVICES - 1.3%
12,056	*	Penn National Gaming, Inc	$335,157
6,596	*	Pinnacle Entertainment, Inc	64,245
11,101		Walt Disney Co	387,536

		TOTAL AMUSEMENT AND RECREATION SERVICES	786,938

APPAREL AND ACCESSORY STORES - 0.8%
5,290		Abercrombie & Fitch Co (Class A)	241,436
16,316	*	Talbots, Inc	211,455

		TOTAL APPAREL AND ACCESSORY STORES	452,891

APPAREL AND OTHER TEXTILE PRODUCTS - 0.0%
175	*	Liz Claiborne, Inc	1,300

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,300

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.2%
30,116		Lowe’s Cos, Inc	730,012

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	730,012

BUSINESS SERVICES - 2.6%
3,955	*	Alliance Data Systems Corp	253,080
5,414	*	Autodesk, Inc	159,280
4,615		DST Systems, Inc	191,292
25,770	*	eBay, Inc	694,501
13,427	*	Symantec Corp	227,185

		TOTAL BUSINESS SERVICES	1,525,338

CHEMICALS AND ALLIED PRODUCTS - 9.1%
8,643		Alberto-Culver Co	226,014
59,399	*	Biovitrum AB	314,245
6,559		Bristol-Myers Squibb Co	175,125
1,858		Clorox Co	119,172
9,289		Dow Chemical Co	274,676
3,194		Du Pont (E.I.) de Nemours & Co	118,945
23,189	*	Elan Corp plc (ADR)	175,773
17,521		Ferro Corp	154,010
8,721	*	Forest Laboratories, Inc	273,491
8,308	*	Georgia Gulf Corp	153,615
2,033		Johnson & Johnson	132,552
2,200		Lonza Group AG.	179,439
5,920		Merck & Co, Inc	221,112
6,266	*	Mylan Laboratories, Inc	142,301
57,217		Pfizer, Inc	981,271
10,050		Procter & Gamble Co	635,863
1,735		Shire plc (ADR)	114,441
11,516		Teva Pharmaceutical Industries Ltd (ADR)	726,428
13,229	*	Vanda Pharmaceuticals, Inc	152,663
1,785	*	Watson Pharmaceuticals, Inc	74,559

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,345,695

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 7.3%
14,305	*	AOL, Inc	$361,630
42,412		AT&T, Inc	1,095,926
12,079		CBS Corp (Class B)	168,381
25,006		Comcast Corp (Class A)	470,613
5,009		DISH Network Corp (Class A)	104,287
6,427		Hellenic Telecommunications Organization S.A.	79,775
1,869	*	Liberty Media Corp - Starz	102,197
41,899	*	MetroPCS Communications, Inc	296,645
48,817		Qwest Communications International, Inc	254,825
31,309	*	Sprint Nextel Corp	118,974
96,191		Telecom Italia RSP	108,484
566		Time Warner Cable, Inc	30,173
34,927		Verizon Communications, Inc	1,083,436

		TOTAL COMMUNICATIONS	4,275,346

DEPOSITORY INSTITUTIONS - 14.2%
24,247		AMMB Holdings Berhad	37,166
87,798		Bank of America Corp	1,567,195
7,190		Bank of New York Mellon Corp	222,027
1,900		Bank of the Ryukyus Ltd	21,400
325,266	*	Citigroup, Inc	1,317,327
91,140		Huntington Bancshares, Inc	489,422
21,527		JPMorgan Chase & Co	963,333
39,899		Regions Financial Corp	313,207
12,632		State Street Corp	570,208
26,890		TCF Financial Corp	428,627
22,081		US Bancorp	571,456
60,110		Wells Fargo & Co	1,870,624

		TOTAL DEPOSITORY INSTITUTIONS	8,371,992

EATING AND DRINKING PLACES - 0.7%
14,466		Brinker International, Inc	278,904
31,088		Wendy’s/Arby’s Group, Inc (Class A)	155,440

		TOTAL EATING AND DRINKING PLACES	434,344

EDUCATIONAL SERVICES - 0.4%
21,882		CAE, Inc	213,725

		TOTAL EDUCATIONAL SERVICES	213,725

ELECTRIC, GAS, AND SANITARY SERVICES - 4.3%
4,794		American Electric Power Co, Inc	163,859
23,558		Centerpoint Energy, Inc	338,294
2,994		Constellation Energy Group, Inc	105,119
15,033		El Paso Corp	162,958
955		Entergy Corp	77,689
6,243		Exelon Corp	273,506
1,694		FirstEnergy Corp	66,218
4,683		FPL Group, Inc	226,329
3,083	*	Mirant Corp	33,481
6,479	*	NRG Energy, Inc	135,411
11,828		NV Energy, Inc	145,839
6,668		PG&E Corp	282,858
3,386		Public Service Enterprise Group, Inc	99,955
2,432		Questar Corp	105,062

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

12,185	*	Reliant Energy, Inc	$44,963
155		Southern Union Co	3,932
9,263		Williams Cos, Inc	213,975
2,657		Xcel Energy, Inc	56,328

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,535,776

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.9%
8,299		Broadcom Corp (Class A)	275,361
4,870	*	Ciena Corp	74,219
13,990	*	Cisco Systems, Inc	364,160
5,070		Cooper Industries plc	243,056
7,347		Hewlett-Packard Co	390,493
39,472	*	Hitachi Ltd	147,350
24,603		Intel Corp	547,662
6,728	*	JDS Uniphase Corp	84,302
59		Qualcomm, Inc	2,477
622,266		Solomon Systech International Ltd	61,712
10,673		Telefonaktiebolaget Lm Ericsson (ADR)	111,319

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,302,111

ENGINEERING AND MANAGEMENT SERVICES - 0.7%
22	*	Affymax, Inc	515
3,359	*	Jacobs Engineering Group, Inc	151,793
11,360		KBR, Inc	251,738

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	404,046

FABRICATED METAL PRODUCTS - 0.5%
8,224		Pentair, Inc	292,939

		TOTAL FABRICATED METAL PRODUCTS	292,939

FOOD AND KINDRED PRODUCTS - 3.3%
14,693	*	Constellation Brands, Inc (Class A)	241,553
36,189		Kraft Foods, Inc (Class A)	1,094,356
4,424		PepsiCo, Inc	292,692
9,980		Unilever plc (ADR)	292,214

		TOTAL FOOD AND KINDRED PRODUCTS	1,920,815

FORESTRY - 1.7%
3,087		Rayonier, Inc	140,242
19,455		Weyerhaeuser Co	880,728

		TOTAL FORESTRY	1,020,970

FURNITURE AND FIXTURES - 0.3%
11,905		Masco Corp	184,766

		TOTAL FURNITURE AND FIXTURES	184,766

GENERAL MERCHANDISE STORES - 1.0%
11,410		Target Corp	600,166

		TOTAL GENERAL MERCHANDISE STORES	600,166

HEALTH SERVICES - 0.4%
8,039		Laboratorios Almirall S.A.	101,195
2,540		Quest Diagnostics, Inc	148,057

		TOTAL HEALTH SERVICES	249,252

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 1.3%
432		Boston Properties, Inc	$32,590
16,087		Glimcher Realty Trust	81,561
9,809		Kimco Realty Corp	153,413
1,389		Plum Creek Timber Co, Inc	54,046
859		Regency Centers Corp	32,187
396		Simon Property Group, Inc	33,224
2,942		SL Green Realty Corp	168,489
7,458		Starwood Property Trust, Inc	143,939
866		Vornado Realty Trust	65,556

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	765,005

HOTELS AND OTHER LODGING PLACES - 0.6%
3,683		Accor S.A.	203,753
95,600	*	Wynn Macau Ltd	137,904

		TOTAL HOTELS AND OTHER LODGING PLACES	341,657

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.3%
13,236	*	AGCO Corp	474,775
1,803	*	Dril-Quip, Inc	109,695
279	*	Fortinet, Inc	4,905
127,330		General Electric Co	2,317,407
8,951		International Game Technology	165,146
5,758		ITT Industries, Inc	308,686
5,569	*	Lexmark International, Inc (Class A)	200,930
3,976		Northrop Grumman Corp	260,706
19,797	*	Palm, Inc	74,437
7,632		SPX Corp	506,154
20,032		Textron, Inc	425,279
16,885	*	Verigy Ltd	188,774
46,971		Xerox Corp	457,967

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,494,861

INSTRUMENTS AND RELATED PRODUCTS - 3.3%
85,426	*	Boston Scientific Corp	616,777
5,143	*	Bruker BioSciences Corp	75,345
5,529		Danaher Corp	441,822
23,623	*	Hologic, Inc	437,970
8,737		PerkinElmer, Inc	208,814
3,354	*	Thermo Electron Corp	172,530

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,953,258

INSURANCE CARRIERS - 5.3%
6,990		ACE Ltd	365,577
52	*	Aegon NV	354
1,488		Aetna, Inc	52,244
1,793		Allstate Corp	57,932
6,582		Axis Capital Holdings Ltd	205,753
2,752		Max Re Capital Ltd	63,268
9,629		Metlife, Inc	417,321
2,592		PartnerRe Ltd	206,634
651	*	Primerica, Inc	9,765
6,121		Prudential Financial, Inc	370,321
28,324		Prudential plc	235,324
2,983		RenaissanceRe Holdings Ltd	169,315
945		Transatlantic Holdings, Inc	49,896

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

6,764		Travelers Cos, Inc	$364,850
9,850		UnitedHealth Group, Inc	321,800
3,660	*	WellPoint, Inc	235,631

		TOTAL INSURANCE CARRIERS	3,125,985

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
3,431		Hasbro, Inc	131,339

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	131,339

MISCELLANEOUS RETAIL - 0.4%
6,294		CVS Corp	230,109
723	*	Vitamin Shoppe, Inc	16,231

		TOTAL MISCELLANEOUS RETAIL	246,340

MOTION PICTURES - 0.6%
15,889		News Corp (Class A)	228,960
3,362		Time Warner, Inc	105,130

		TOTAL MOTION PICTURES	334,090

NONDEPOSITORY INSTITUTIONS - 0.7%
54,582		Chimera Investment Corp	212,324
13,814		Discover Financial Services	205,829

		TOTAL NONDEPOSITORY INSTITUTIONS	418,153

OIL AND GAS EXTRACTION - 7.5%
4,041		Anadarko Petroleum Corp	294,306
3,296		Apache Corp	334,544
6,500		Baker Hughes, Inc	304,460
3,776		Cabot Oil & Gas Corp	138,957
1,086		Chesapeake Energy Corp	25,673
22,417	*	Cobalt International Energy, Inc	304,871
3,060	*	Concho Resources, Inc	154,102
2,161	*,m	Crescent Point Energy Corp	82,917
1,905		Devon Energy Corp	122,739
3,659		EOG Resources, Inc	340,067
11,443	*	Nabors Industries Ltd	224,626
4,134		National Oilwell Varco, Inc	167,758
9,702		Occidental Petroleum Corp	820,206
86	*	Plains Exploration & Production Co	2,579
1,423		Schlumberger Ltd	90,304
10,936		Smith International, Inc	468,280
23,184	*	Weatherford International Ltd	367,698
3,250		XTO Energy, Inc	153,335

		TOTAL OIL AND GAS EXTRACTION	4,397,422

PAPER AND ALLIED PRODUCTS - 0.4%
497		Mondi Ltd	3,356
8,078		Sonoco Products Co	248,722

		TOTAL PAPER AND ALLIED PRODUCTS	252,078

PETROLEUM AND COAL PRODUCTS - 6.0%
15,191		Chevron Corp	1,151,934
4,970		ConocoPhillips	254,315
20,498		Exxon Mobil Corp	1,372,955

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

15,136		Marathon Oil Corp	$478,903
2,592		Walter Industries, Inc	239,164
8,148	*	Western Refining, Inc	44,814

		TOTAL PETROLEUM AND COAL PRODUCTS	3,542,085

PIPELINES, EXCEPT NATURAL GAS - 0.0%
443		Spectra Energy Corp	9,981

		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,981

PRIMARY METAL INDUSTRIES - 0.2%
2,350		Nucor Corp	106,643

		TOTAL PRIMARY METAL INDUSTRIES	106,643

REAL ESTATE - 0.1%
62,350	*	Unitech Corporate Parks plc	30,987

		TOTAL REAL ESTATE	30,987

SECURITY AND COMMODITY BROKERS - 2.9%
224		CME Group, Inc	70,809
181,987	*	E*Trade Financial Corp	300,279
5,396		Goldman Sachs Group, Inc	920,719
11,595		Legg Mason, Inc	332,429
3,652	*	Nasdaq Stock Market, Inc	77,130

		TOTAL SECURITY AND COMMODITY BROKERS	1,701,366

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
7,568		Corning, Inc	152,949

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	152,949

TRANSPORTATION BY AIR - 0.8%
8,689	*	Continental Airlines, Inc (Class B)	190,897
19,700	*	Delta Air Lines, Inc	287,423

		TOTAL TRANSPORTATION BY AIR	478,320

TRANSPORTATION EQUIPMENT - 3.9%
46,446	*	American Axle & Manufacturing Holdings, Inc	463,531
5,474		Boeing Co	397,467
13,432	*	Ford Motor Co	168,840
4,983		Goodrich Corp	351,401
12,115		Honeywell International, Inc	548,446
6,383		Magna International, Inc - Class A (NY)	394,789

		TOTAL TRANSPORTATION EQUIPMENT	2,324,474

TRANSPORTATION SERVICES - 0.6%
22,123		UTI Worldwide, Inc	338,924

		TOTAL TRANSPORTATION SERVICES	338,924

TRUCKING AND WAREHOUSING - 0.4%
6,020		Con-way, Inc	211,422

		TOTAL TRUCKING AND WAREHOUSING	211,422

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.4%
4,939	*	Talecris Biotherapeutics Holdings Corp	$98,385
6,755	*	Wolseley plc	163,191

		TOTAL WHOLESALE TRADE-DURABLE GOODS	261,576

		TOTAL COMMON STOCKS (Cost $55,326,826)	58,267,337

		TOTAL INVESTMENTS - 98.9% (Cost $55,326,826)	58,267,337
		OTHER ASSETS & LIABILITIES, NET - 1.1%	670,617

		NET ASSETS - 100.0%	$58,937,954

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AGRICULTURAL PRODUCTION-CROPS - 0.1%
4,100	*	Chiquita Brands International, Inc	$64,493

		TOTAL AGRICULTURAL PRODUCTION-CROPS	64,493

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.1%
30		Seaboard Corp	38,973

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	38,973

AMUSEMENT AND RECREATION SERVICES - 0.5%
536		Dover Downs Gaming & Entertainment, Inc	2,123
10,622	*	Live Nation, Inc	154,018
6,115		World Wrestling Entertainment, Inc (Class A)	105,790

		TOTAL AMUSEMENT AND RECREATION SERVICES	261,931

APPAREL AND ACCESSORY STORES - 2.5%
5,700	*	AnnTaylor Stores Corp	117,990
5,835	*	Carter’s, Inc	175,925
6,584		Cato Corp (Class A)	141,161
400	*	Children’s Place Retail Stores, Inc	17,820
2,474	*	Citi Trends, Inc	80,257
1,300	*	Collective Brands, Inc	29,562
6,986	*	Dress Barn, Inc	182,754
6,600	*	DSW, Inc (Class A)	168,498
3,800		Finish Line, Inc (Class A)	62,016
3,573	*	J Crew Group, Inc	164,001
1,200	*	JOS A Bank Clothiers, Inc	65,580
2,211		Stage Stores, Inc	34,027

		TOTAL APPAREL AND ACCESSORY STORES	1,239,591

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
1,000	*	Gymboree Corp	51,630
7,915		Jones Apparel Group, Inc	150,543
2,237	*	Maidenform Brands, Inc	48,878
1,639	*	Warnaco Group, Inc	78,197

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	329,248

AUTO REPAIR, SERVICES AND PARKING - 0.3%
4,640	*	Dollar Thrifty Automotive Group, Inc	149,083

		TOTAL AUTO REPAIR, SERVICES AND PARKING	149,083

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.4%
15,912	*	Sonic Automotive, Inc (Class A)	175,032

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	175,032

BUSINESS SERVICES - 8.8%
18,197	*	3Com Corp	139,935
307	*	ACI Worldwide, Inc	6,327
8,418	*	Actuate Corp	47,057
6,145	*	Acxiom Corp	110,241

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,740	*	AMN Healthcare Services, Inc	$76,912
3,784	*	APAC Customer Services, Inc	21,758
2,630	*	ArcSight, Inc	74,035
18,058	*	Art Technology Group, Inc	79,636
4,500	*	Avis Budget Group, Inc	51,750
5,797		BGC Partners, Inc (Class A)	35,420
1,900		Blackbaud, Inc	47,861
700	*	Blue Coat Systems, Inc	21,728
2,010	*	Bottomline Technologies, Inc	33,828
1,830	*	CACI International, Inc (Class A)	89,396
660	*	Capella Education Co	61,274
4,269	*	Cogent, Inc	43,544
7,799	*	Commvault Systems, Inc	166,509
3,917		Compass Diversified Trust	59,773
4,411	*	CSG Systems International, Inc	92,455
3,619	*	Dice Holdings, Inc	27,504
2,800	*	Digital River, Inc	84,840
2,500	*	Double-Take Software, Inc	22,275
1,250	*	Dynamics Research Corp	14,088
224	*	DynCorp International, Inc (Class A)	2,574
9,545		Earthlink, Inc	81,514
1,670	*	Forrester Research, Inc	50,217
6,280	*	Gartner, Inc	139,667
3,745	*	Global Sources Ltd	24,380
2,453	*	Hackett Group, Inc	6,819
900		Heartland Payment Systems, Inc	16,740
1,910		iGate Corp	18,584
3,530	*	Informatica Corp	94,816
187	*	Integral Systems, Inc	1,801
2,090	*	Interactive Intelligence, Inc	39,062
539	*	inVentiv Health, Inc	12,106
2,090	*	JDA Software Group, Inc	58,144
2,080	*	Kenexa Corp	28,600
500		Keynote Systems, Inc	5,695
580	*	Lawson Software, Inc	3,834
1,200	*	Limelight Networks, Inc	4,392
1,210	*	Liquidity Services, Inc	13,963
4,720	*	Liveperson, Inc	36,202
1,600	*	Manhattan Associates, Inc	40,768
1,900	*	Mantech International Corp (Class A)	92,777
700	*	Medidata Solutions, Inc	10,640
2,007	*	MicroStrategy, Inc (Class A)	170,734
4,504	*	ModusLink Global Solutions, Inc	37,969
12,740	*	MoneyGram International, Inc	48,539
1,181	*	NCI, Inc (Class A)	35,702
5,447	*	Netscout Systems, Inc	80,561
1,000		NIC, Inc	7,870
558	*	On Assignment, Inc	3,979
3,553		Pegasystems, Inc	131,461
686	*	Perfect World Co Ltd (ADR)	25,691
2,260	*	Pervasive Software, Inc	11,436
6,816	*	Quest Software, Inc	121,257
1,500	*	Rackspace Hosting, Inc	28,095
2,468	*	RightNow Technologies, Inc	44,078
1,100		Rollins, Inc	23,848

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,836	*	S1 Corp	$58,032
2,683	*	Saba Software, Inc	13,281
15,156		Sapient Corp	138,526
3,859	*	SolarWinds, Inc	83,586
6,766	*	SonicWALL, Inc	58,797
800	*	Sonus Networks, Inc	2,088
875	*	Sourcefire, Inc	20,081
3,200	*	Spherion Corp	25,632
2,370	*	StarTek, Inc	16,472
2,584	*	SuccessFactors, Inc	49,199
4,560	*	SYKES Enterprises, Inc	104,150
5,679	*	SYNNEX Corp	167,871
144		Take-Two Interactive Software, Inc	1,418
7,061	*	TeleTech Holdings, Inc	120,602
2,552	*	TIBCO Software, Inc	27,536
6,848	*	Unisys Corp	238,926
6,711	*	Valueclick, Inc	68,050
428	*	Vasco Data Security International	3,531
2,142	*	Virtusa Corp	22,084
4,082	*	Websense, Inc	92,947

		TOTAL BUSINESS SERVICES	4,275,470

CHEMICALS AND ALLIED PRODUCTS - 8.2%
3,680	*	Acorda Therapeutics, Inc	125,856
6,700	*	Adolor Corp	12,060
3,183	*	Allos Therapeutics, Inc	23,650
1,825	*	Alnylam Pharmaceuticals, Inc	31,062
450	*	AMAG Pharmaceuticals, Inc	15,710
519	*	Arqule, Inc	2,989
4,071	*	Auxilium Pharmaceuticals, Inc	126,852
6,764	*	AVANIR Pharmaceuticals, Inc	15,692
1,160	*	Caraco Pharmaceutical Laboratories Ltd	6,948
4,738	*	Celldex Therapeutics, Inc	29,091
2,559	*	Chelsea Therapeutics International, Inc	9,084
1,740	*	China-Biotics, Inc	31,163
2,200	*	Cornerstone Therapeutics, Inc	13,970
2,402	*	Cubist Pharmaceuticals, Inc	54,141
2,172	*	Emergent Biosolutions, Inc	36,468
536	*	Enzon Pharmaceuticals, Inc	5,456
2,943	*	Facet Biotech Corp	79,432
322		Ferro Corp	2,830
1,745	*	Geron Corp	9,912
5,150	*	Halozyme Therapeutics, Inc	41,149
2,200	*	Hi-Tech Pharmacal Co, Inc	48,708
6,309	*	Human Genome Sciences, Inc	190,532
2,727	*	Idenix Pharmaceuticals, Inc	7,690
700	*	Idera Pharmaceuticals, Inc	4,347
7,391	*	Immucor, Inc	165,484
396	*	Immunogen, Inc	3,204
6,900	*	Impax Laboratories, Inc	123,372
4,215		Innophos Holdings, Inc	117,599
3,861		Innospec, Inc	43,861
12,333	*	Inspire Pharmaceuticals, Inc	76,958
280		Inter Parfums, Inc	4,150
2,100	*	InterMune, Inc	93,597

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

600	*	Landec Corp	$3,978
1,920	*	Lannett Co, Inc	8,160
4,739	*	Ligand Pharmaceuticals, Inc (Class B)	8,293
2,353	*	MAP Pharmaceuticals, Inc	37,389
1,100		Martek Biosciences Corp	24,761
3,761		Medicis Pharmaceutical Corp (Class A)	94,627
4,736	*	Medivation, Inc	49,681
4,030	*	Micromet, Inc	32,562
2,610		Minerals Technologies, Inc	135,302
2,100	*	Momenta Pharmaceuticals, Inc	31,437
2,900	*	Neurocrine Biosciences, Inc	7,395
717		NewMarket Corp	73,844
10,234	*	NPS Pharmaceuticals, Inc	51,579
4,740	*	Obagi Medical Products, Inc	57,733
1,000		Olin Corp	19,620
653	*	OM Group, Inc	22,124
11,950	*	Omnova Solutions, Inc	93,808
4,121	*	Onyx Pharmaceuticals, Inc	124,784
3,714	*	Orexigen Therapeutics, Inc	21,875
6,100	*	OXiGENE, Inc	7,503
4,045	*	Par Pharmaceutical Cos, Inc	100,316
4,469		PDL BioPharma, Inc	27,752
129		PetMed Express, Inc	2,860
22,160	*	PolyOne Corp	226,919
1,238	*	Pozen, Inc	11,860
8,422	*	Questcor Pharmaceuticals, Inc	69,313
9,086	*	Quidel Corp	132,110
7,047	*	Revlon, Inc (Class A)	104,648
750	*	Salix Pharmaceuticals Ltd	27,938
6,214	*	Santarus, Inc	33,431
5,610	*	Sciclone Pharmaceuticals, Inc	19,803
5,143	*	Seattle Genetics, Inc	61,407
11,198	*	Solutia, Inc	180,400
3,400	*	Spectrum Pharmaceuticals, Inc	15,674
2,037		Stepan Co	113,848
1,766	*	Sucampo Pharmaceuticals, Inc (Class A)	6,305
6,970	*	SuperGen, Inc	22,304
525	*	Theravance, Inc	6,993
3,200	*	Ulta Salon Cosmetics & Fragrance, Inc	72,384
1,100	*	USANA Health Sciences, Inc	34,551
4,567	*	Vanda Pharmaceuticals, Inc	52,703
2,985	*	Viropharma, Inc	40,686
6,600	*	WR Grace & Co	183,216
900	*	Zymogenetics, Inc	5,157

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,012,050

COAL MINING - 0.3%
6,381	*	Cloud Peak Energy, Inc	106,180
1,940	*	James River Coal Co	30,846
832	*	Westmoreland Coal Co	10,500

		TOTAL COAL MINING	147,526

COMMUNICATIONS - 1.8%
1,781		Adtran, Inc	46,929
3,900	*	Anixter International, Inc	182,715

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,268	*	Aruba Networks, Inc	$126,601
1,517		Atlantic Tele-Network, Inc	68,159
6,290	*	Brightpoint, Inc	47,364
4,184	*	Global Crossing Ltd	63,388
3,990	*	j2 Global Communications, Inc	93,366
3,353	*	Mediacom Communications Corp (Class A)	19,950
6,600	*	Neutral Tandem, Inc	105,468
330	*	Novatel Wireless, Inc	2,221
10,802	*	PAETEC Holding Corp	50,553
2,036	*	TeleCommunication Systems, Inc (Class A)	14,924
5,851		USA Mobility, Inc	74,132

		TOTAL COMMUNICATIONS	895,770

DEPOSITORY INSTITUTIONS - 7.0%
1,210		1st Source Corp	21,236
608		Ameris Bancorp	5,487
822		Bancfirst Corp	34,450
890		Banner Corp	3,418
2,020		Berkshire Hills Bancorp, Inc	37,027
13,291		Boston Private Financial Holdings, Inc	97,955
3,024		Brookline Bancorp, Inc	32,175
4,200		Cathay General Bancorp	48,930
700		Century Bancorp, Inc	13,440
35,048	*	Citizens Republic Bancorp, Inc	41,357
1,000		City Holding Co	34,290
6,062		Community Bank System, Inc	138,092
4,744		CVB Financial Corp	47,108
4,020		Dime Community Bancshares	50,773
9,562		East West Bancorp, Inc	166,569
238		First Bancorp (NC)	3,218
1,110		First Defiance Financial Corp	11,233
9,105		First Financial Bancorp	161,977
482		First Financial Bankshares, Inc	24,847
700		First Financial Holdings, Inc	10,542
1,570		First Merchants Corp	10,927
3,300	*	Flagstar Bancorp, Inc	1,980
13,500		FNB Corp	109,485
1,048		Hancock Holding Co	43,817
612		Independent Bank Corp	15,092
3,950		International Bancshares Corp	90,811
1,710		Lakeland Bancorp, Inc	15,134
400		Lakeland Financial Corp	7,620
2,123		MainSource Financial Group, Inc	14,288
4,800		MB Financial, Inc	108,144
280	*	Nara Bancorp, Inc	2,453
8,543		National Penn Bancshares, Inc	58,947
2,752		NBT Bancorp, Inc	62,883
3,571	*	Net 1 UEPS Technologies, Inc	65,671
11,478		NewAlliance Bancshares, Inc	144,852
355		Northwest Bancshares, Inc	4,168
2,700		Pacific Capital Bancorp	4,887
1,200	*	Pinnacle Financial Partners, Inc	18,132
2,600		PrivateBancorp, Inc	35,620
5,722		Prosperity Bancshares, Inc	234,601
7,902		Provident Financial Services, Inc	94,034

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

672		Provident New York Bancorp	$6,371
1,900		Qc Holdings, Inc	9,823
149		Renasant Corp	2,411
1,121		Republic Bancorp, Inc (Class A)	21,120
646		S.Y. Bancorp, Inc	14,697
1,456		Sandy Spring Bancorp, Inc	21,840
791		SCBT Financial Corp	29,299
1,869	*	Signature Bank	69,246
1,850		Simmons First National Corp (Class A)	51,005
441		Southside Bancshares, Inc	9,512
2,551		Southwest Bancorp, Inc	21,097
3,306		Sterling Bancorp	33,225
822		Suffolk Bancorp	25,244
4,060	*	Sun Bancorp, Inc	15,996
16,231		Susquehanna Bancshares, Inc	159,225
2,000	*	The Bancorp, Inc	17,800
624		Tompkins Trustco, Inc	22,764
1,840		Trico Bancshares	36,616
7,867		Trustco Bank Corp NY	48,539
133		Trustmark Corp	3,249
4,225		UMB Financial Corp	171,534
9,731		Umpqua Holdings Corp	129,033
610		Union Bankshares Corp	9,211
8,760	*	United Community Banks, Inc	38,632
2,532		United Financial Bancorp, Inc	35,397
400		Washington Trust Bancorp, Inc	7,456
1,100		Webster Financial Corp	19,239
1,210		WesBanco, Inc	19,675
3,300	*	Western Alliance Bancorp	18,777
2,760		Westfield Financial, Inc	25,364
3,825		Wilshire Bancorp, Inc	42,190
3,815		Wintrust Financial Corp	141,956

		TOTAL DEPOSITORY INSTITUTIONS	3,405,213

EATING AND DRINKING PLACES - 2.1%

2,100	*	AFC Enterprises	22,533
1,683		Bob Evans Farms, Inc	52,022
3,370	*	California Pizza Kitchen, Inc	56,582
2,865		CBRL Group, Inc	132,879
7,459	*	Cheesecake Factory	201,841
12,876	*	Denny’s Corp	49,444
14,130	*	Domino’s Pizza, Inc	192,733
1,533	*	O’Charleys, Inc	13,705
2,960	*	Papa John’s International, Inc	76,102
4,937	*	PF Chang’s China Bistro, Inc	217,869

		TOTAL EATING AND DRINKING PLACES	1,015,710

EDUCATIONAL SERVICES - 0.9%
1,593	*	American Public Education, Inc	74,234
3,290	*	Bridgepoint Education, Inc	80,868
15,319	*	Corinthian Colleges, Inc	269,461
400	*	Lincoln Educational Services Corp	10,120

		TOTAL EDUCATIONAL SERVICES	434,683

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.8%
10,730		Avista Corp	$222,218
8,137		Black Hills Corp	246,958
820		California Water Service Group	30,840
1,127		Chesapeake Utilities Corp	33,585
3,769	*	El Paso Electric Co	77,641
132		Empire District Electric Co	2,379
1,100	*	Heritage-Crystal Clean, Inc	12,430
6,140		Idacorp, Inc	212,567
5,108		Laclede Group, Inc	172,242
5,850		Nicor, Inc	245,232
1,200		Northwest Natural Gas Co	55,920
740		South Jersey Industries, Inc	31,073
4,980		Southwest Gas Corp	149,002
3,601		UIL Holdings Corp	99,028
370	*	Waste Services, Inc	3,659
7,554		WGL Holdings, Inc	261,745

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,856,519

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.4%
4,050	*	Acme Packet, Inc	78,084
17,700	*	ADC Telecommunications, Inc	129,387
10,385	*	Amkor Technology, Inc	73,422
1,060		Applied Signal Technology, Inc	20,755
21,302	*	Arris Group, Inc	255,836
5,900	*	Atheros Communications, Inc	228,388
3,087		AZZ, Inc	104,495
10,308	*	Benchmark Electronics, Inc	213,788
2,100	*	Calix Networks, Inc	28,245
604	*	Checkpoint Systems, Inc	13,360
4,817		CTS Corp	45,376
4,627		Cubic Corp	166,572
2,900	*	DDi Corp	16,443
4,550	*	Diodes, Inc	101,920
8,047	*	EnerSys	198,439
1,149	*	Exar Corp	8,100
6,075	*	GrafTech International Ltd	83,045
3,420	*	GSI Technology, Inc	15,937
14,086	*	GT Solar International, Inc	73,670
12,610	*	Harris Stratex Networks, Inc (Class A)	83,604
5,210	*	InterDigital, Inc	145,151
1,620	*	IXYS Corp	13,835
28,450	*	Lattice Semiconductor Corp	104,412
963	*	Loral Space & Communications, Inc	33,821
1,031	*	MaxLinear, Inc	18,300
3,600	*	MEMSIC, Inc	11,484
1,500	*	Microsemi Corp	26,010
6,182	*	Microtune, Inc	16,877
1,200	*	MIPS Technologies, Inc	5,352
2,828	*	Monolithic Power Systems, Inc	63,064
3,098	*	Multi-Fineline Electronix, Inc	79,804
537		National Presto Industries, Inc	63,855
590	*	NVE Corp	26,727
1,846	*	Omnivision Technologies, Inc	31,714

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,679	*	Oplink Communications, Inc	$49,669
859	*	OSI Systems, Inc	24,095
2,500	*	Pericom Semiconductor Corp	26,775
6,970		Plantronics, Inc	218,022
4,762	*	Plexus Corp	171,575
3,965	*	Polycom, Inc	121,250
1,821	*	Powell Industries, Inc	59,237
840		Raven Industries, Inc	24,772
3,419		Regal-Beloit Corp	203,123
35,751	*	RF Micro Devices, Inc	178,040
1,990	*	Semtech Corp	34,686
10,200	*	Skyworks Solutions, Inc	159,120
5,553	*	Symmetricom, Inc	32,374
4,274	*	Synaptics, Inc	118,005
3,682	*	Tekelec	66,865
5,548	*	Tessera Technologies, Inc	112,513
20,475	*	Triquint Semiconductor, Inc	143,325
4,693	*	TTM Technologies, Inc	41,674
1,300	*	Universal Electronics, Inc	29,042
4,526	*	Volterra Semiconductor Corp	113,603
2,772	*	White Electronic Designs Corp	19,404

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,526,441

ENGINEERING AND MANAGEMENT SERVICES - 2.4%
1,517	*	Affymax, Inc	35,543
13,952	*	Ariad Pharmaceuticals, Inc	47,437
10,603	*	Exelixis, Inc	64,360
1,188	*	Exponent, Inc	33,882
200	*	Furmanite Corp	1,038
4,100	*	Incyte Corp	57,236
2,390	*	Infinity Pharmaceuticals, Inc	14,579
9,900	*	Insmed, Inc	11,682
4,927	*	Isis Pharmaceuticals, Inc	53,803
490	*	Luminex Corp	8,247
2,490		MAXIMUS, Inc	151,716
2,140		MedQuist, Inc	16,713
1,722	*	Michael Baker Corp	59,375
2,670	*	Regeneron Pharmaceuticals, Inc	70,728
4,278	*	Repligen Corp	17,369
4,122	*	Savient Pharmaceuticals, Inc	59,563
200	*	Stanley, Inc	5,658
9,354	*	Tetra Tech, Inc	215,515
4,432		Towers Watson & Co	210,520
730		VSE Corp	30,047

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,165,011

FABRICATED METAL PRODUCTS - 0.9%
2,724	*	Chart Industries, Inc	54,480
1,093		CIRCOR International, Inc	36,299
870	*	Hawk Corp	16,965
900		Insteel Industries, Inc	9,621
4,000		Quanex Building Products Corp	66,120
878		Silgan Holdings, Inc	52,882

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,141		Sturm Ruger & Co, Inc	$109,601
2,824		Watts Water Technologies, Inc (Class A)	87,713

		TOTAL FABRICATED METAL PRODUCTS	433,681

FISHERIES - 0.0%
2,234	*	HQ Sustainable Maritime Industries, Inc	13,404

		TOTAL FISHERIES	13,404

FOOD AND KINDRED PRODUCTS - 1.2%
4,448	*	Central Garden and Pet Co (Class A)	40,744
432		Coca-Cola Bottling Co Consolidated	25,341
424	*	Darling International, Inc	3,799
1,659		J&J Snack Foods Corp	72,117
2,380		Lancaster Colony Corp	140,324
628		Lance, Inc	14,526
2,400	*	Matrixx Initiatives, Inc	12,168
1,080		National Beverage Corp	12,010
1,043	*	Peet’s Coffee & Tea, Inc	41,355
3,850		Sanderson Farms, Inc	206,398

		TOTAL FOOD AND KINDRED PRODUCTS	568,782

FOOD STORES - 0.2%
420		Ingles Markets, Inc (Class A)	6,313
510		Village Super Market (Class A)	14,295
2,578		Weis Markets, Inc	93,736

		TOTAL FOOD STORES	114,344

FURNITURE AND FIXTURES - 0.2%
1,993		Kimball International, Inc (Class B)	13,851
1,700	*	La-Z-Boy, Inc	21,318
2,401	*	Tempur-Pedic International, Inc	72,415

		TOTAL FURNITURE AND FIXTURES	107,584

FURNITURE AND HOME FURNISHINGS STORES - 0.0%
900	*	Tuesday Morning Corp	5,931

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	5,931

GENERAL BUILDING CONTRACTORS - 0.4%
700		Brookfield Homes Corp	6,118
780	*	Perini Corp	16,965
3,591		Ryland Group, Inc	80,582
19,955	*	Standard-Pacific Corp	90,197

		TOTAL GENERAL BUILDING CONTRACTORS	193,862

GENERAL MERCHANDISE STORES - 0.6%
2,755	*	99 Cents Only Stores	44,907
1,244		Casey’s General Stores, Inc	39,062
4,400		Dillard’s, Inc (Class A)	103,839
4,539	*	Retail Ventures, Inc	43,166
4,882	*	Stein Mart, Inc	44,084

		TOTAL GENERAL MERCHANDISE STORES	275,058

HEALTH SERVICES - 1.4%
2,900	*	Amedisys, Inc	160,138
980		America Service Group, Inc	15,768
10,278	*	Continucare Corp	38,029

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,500	*	Genomic Health, Inc	$26,385
267	*	Genoptix, Inc	9,476
13,721	*	Healthsouth Corp	256,583
7,165	*	Immunomedics, Inc	23,788
3,600	*	Nektar Therapeutics	54,756
2,330	*	Nighthawk Radiology Holdings, Inc	7,409
4,713	*	Odyssey HealthCare, Inc	85,352

		TOTAL HEALTH SERVICES	677,684

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
1,560	*	LB Foster Co (Class A)	45,068
4,857	*	Matrix Service Co	52,262
2,709	*	Sterling Construction Co, Inc	42,585

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	139,915

HOLDING AND OTHER INVESTMENT OFFICES - 6.6%
4,492		Agree Realty Corp	102,687
140		Alexander’s, Inc	41,878
7,693	*	Allied Capital Corp	38,234
2,530		Associated Estates Realty Corp	34,889
4,070		BioMed Realty Trust, Inc	67,318
3,847		Capital Lease Funding, Inc	21,351
11,592		CBL & Associates Properties, Inc	158,810
2,170		Danvers Bancorp, Inc	30,011
6,359		Developers Diversified Realty Corp	77,389
1,200		EastGroup Properties, Inc	45,288
4,500		Equity Lifestyle Properties, Inc	242,460
3,557		Getty Realty Corp	83,234
1,350		Gladstone Commercial Corp	19,508
17,505		Glimcher Realty Trust	88,750
12,204		Hersha Hospitality Trust	63,217
8,538		Highwoods Properties, Inc	270,911
177		Investors Real Estate Trust	1,597
5,600		LaSalle Hotel Properties	130,480
4,076		Lexington Corporate Properties Trust	26,535
4,387		LTC Properties, Inc	118,712
14,000		Medical Properties Trust, Inc	146,720
8,419		MFA Mortgage Investments, Inc	61,964
3,080		Mid-America Apartment Communities, Inc	159,513
3,194		Mission West Properties, Inc	21,975
4,366		National Health Investors, Inc	169,226
10,707		Omega Healthcare Investors, Inc	208,679
3,040		Parkway Properties, Inc	57,091
7,900		Pennsylvania Real Estate Investment Trust	98,513
1,183		Potlatch Corp	41,452
3,162		PS Business Parks, Inc	168,851
4,746		Redwood Trust, Inc	73,183
2,085		Resource Capital Corp	14,095
1,537		Saul Centers, Inc	63,632
600		Sovran Self Storage, Inc	20,916
2,500		Tanger Factory Outlet Centers, Inc	107,900
2,930		Urstadt Biddle Properties, Inc (Class A)	46,323
3,700		Washington Real Estate Investment Trust	113,035

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,236,327

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.3%
9,035	*	Orient-Express Hotels Ltd (Class A)	$128,116

		TOTAL HOTELS AND OTHER LODGING PLACES	128,116

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.0%
498		Aaon, Inc	11,265
480		Alamo Group, Inc	9,595
2,072	*	Altra Holdings, Inc	28,449
2,163		Ampco-Pittsburgh Corp	53,686
610	*	Bolt Technology Corp	6,899
5,544	*	Colfax Corp	65,253
2,608	*	Columbus McKinnon Corp	41,389
7,431	*	Cray, Inc	44,214
650	*	Emulex Corp	8,632
3,208	*	ENGlobal Corp	8,886
6,061	*	EnPro Industries, Inc	176,255
12,073	*	Extreme Networks, Inc	37,064
2,100	*	Fortinet, Inc	36,918
900		Graham Corp	16,191
870		John Bean Technologies Corp	15,260
995		Nacco Industries, Inc (Class A)	73,779
2,652	*	Netgear, Inc	69,217
1,762		Nordson Corp	119,675
30,815	*	Quantum Corp	81,043
4,693	*	Riverbed Technology, Inc	133,281
600	*	Scansource, Inc	17,268
3,503	*	Sigma Designs, Inc	41,090
2,294		Standex International Corp	59,116
3,100	*	STEC, Inc	37,138
3,360	*	Super Micro Computer, Inc	58,061
2,225		Tennant Co	60,943
8,200	*	VeriFone Holdings, Inc	165,722

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,476,289

INSTRUMENTS AND RELATED PRODUCTS - 5.1%
700	*	Accuray, Inc	4,263
1,600	*	Align Technology, Inc	30,944
9,840	*	American Medical Systems Holdings, Inc	182,827
1,403		American Science & Engineering, Inc	105,113
12,341	*	Bruker BioSciences Corp	180,796
7,379		Cantel Medical Corp	146,473
84	*	Conmed Corp	2,000
5,364	*	Cyberonics, Inc	102,774
429	*	Cynosure, Inc (Class A)	4,822
4,254	*	Depomed, Inc	15,102
2,000	*	DXP Enterprises, Inc	25,540
20,360		Eastman Kodak Co	117,884
500	*	Esterline Technologies Corp	24,715
5,830	*	ev3, Inc	92,464
4,794	*	Fossil, Inc	180,926
3,840	*	Haemonetics Corp	219,455
5,486	*	Hanger Orthopedic Group, Inc	99,735
2,254	*	ICU Medical, Inc	77,650
4,079		Invacare Corp	108,257
600	*	IRIS International, Inc	6,126

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,580	*	ISTA Pharmaceuticals, Inc	$14,571
2,468	*	Kensey Nash Corp	58,220
6,108	*	Kopin Corp	22,600
750	*	LaBarge, Inc	8,288
916		Masimo Corp	24,320
1,605		Mine Safety Appliances Co	44,876
2,433		MTS Systems Corp	70,630
1,779	*	Orthofix International NV	64,720
10,000	*	RAE Systems, Inc	8,150
393	*	Sirona Dental Systems, Inc	14,946
5,280		STERIS Corp	177,725
1,483	*	Synovis Life Technologies, Inc	23,031
430	*	Teledyne Technologies, Inc	17,746
1,200	*	Thoratec Corp	40,140
4,274	*	Veeco Instruments, Inc	185,918
190	*	Zygo Corp	1,754

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,505,501

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
6,560	*	Crawford & Co (Class B)	26,699

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	26,699

INSURANCE CARRIERS - 4.4%
500	*	American Safety Insurance Holdings Ltd	8,295
4,857		Argo Group International Holdings Ltd	158,290
2,474		Assured Guaranty Ltd	54,354
2,550	*	Catalyst Health Solutions, Inc	105,519
7,951	*	Centene Corp	191,141
4,349	*	CNA Surety Corp	77,369
22,178	*	Conseco, Inc	137,947
2,800		FBL Financial Group, Inc (Class A)	68,544
4,185		Flagstone Reinsurance Holdings Ltd	47,960
3,130	*	Hallmark Financial Services	28,170
202	*	Healthspring, Inc	3,555
7,395		Horace Mann Educators Corp	111,369
4,816		Maiden Holdings Ltd	35,590
5,014		Max Re Capital Ltd	115,272
11,901		Meadowbrook Insurance Group, Inc	94,018
6,240	*	Metropolitan Health Networks, Inc	20,155
20,616	*	MGIC Investment Corp	226,157
4,600	*	Molina Healthcare, Inc	115,782
4,900		Montpelier Re Holdings Ltd	82,369
200		National Interstate Corp	4,142
1,421		Platinum Underwriters Holdings Ltd	52,691
3,058	*	PMA Capital Corp (Class A)	18,776
9,430	*	PMI Group, Inc	51,111
544	*	Primerica, Inc	8,160
2,421		SeaBright Insurance Holdings, Inc	26,655
3,900		Selective Insurance Group, Inc	64,740
365		State Auto Financial Corp	6,552
810		Tower Group, Inc	17,958
3,401	*	Triple-S Management Corp (Class B)	60,368
4,200	*	WellCare Health Plans, Inc	125,160

		TOTAL INSURANCE CARRIERS	2,118,169

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.5%
2,198	*	Steven Madden Ltd	$107,263
2,500	*	Timberland Co (Class A)	53,350
3,032		Wolverine World Wide, Inc	88,413

		TOTAL LEATHER AND LEATHER PRODUCTS	249,026

LEGAL SERVICES - 0.1%
1,244	*	Pre-Paid Legal Services, Inc	47,085

		TOTAL LEGAL SERVICES	47,085

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.2%
1,520	*	Emergency Medical Services Corp (Class A)	85,956

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	85,956

METAL MINING - 0.7%
3,629	*	Coeur d’Alene Mines Corp	54,362
8,470	*	Hecla Mining Co	46,331
7,400	*	Patriot Coal Corp	151,404
1,109	*	Rosetta Resources, Inc	26,117
3,600	*	Stillwater Mining Co	46,728

		TOTAL METAL MINING	324,942

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
1,582		Blyth, Inc	49,438
4,598	*	Jakks Pacific, Inc	60,003
600	*	RC2 Corp	8,982

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	118,423

MISCELLANEOUS RETAIL - 2.5%
6,645	*	1-800-FLOWERS.COM, Inc (Class A)	16,679
1,620		Books-A-Million, Inc	11,729
2,745	*	Cabela’s, Inc	48,010
2,923		Cash America International, Inc	115,400
7,449	*	Ezcorp, Inc (Class A)	153,449
5,679	*	HSN, Inc	167,190
5,768	*	Jo-Ann Stores, Inc	242,141
4,342	*	Kirkland’s, Inc	91,182
1,800	*	OfficeMax, Inc	29,556
1,300	*	Overstock.com, Inc	21,125
1,810	*	PC Connection, Inc	11,222
3,470	*	Shutterfly, Inc	83,592
8,147		World Fuel Services Corp	217,036

		TOTAL MISCELLANEOUS RETAIL	1,208,311

MOTION PICTURES - 0.2%
200	*	Ascent Media Corp (Series A)	5,450
1,550	*	Carmike Cinemas, Inc	21,499
3,075		Cinemark Holdings, Inc	56,395
1,037		National CineMedia, Inc	17,899

		TOTAL MOTION PICTURES	101,243

NONDEPOSITORY INSTITUTIONS - 1.4%
7,570		Advance America Cash Advance Centers, Inc	44,057
6,522		Apollo Investment Corp	83,025
5,377		Ares Capital Corp	79,795
498		BlackRock Kelso Capital Corp	4,960

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,256	*	Boise, Inc	$68,999
2,047	*	Doral Financial Corp	8,823
200	*,b	DVI, Inc	0
900		Hercules Technology Growth Capital, Inc	9,531
1,800		Kohlberg Capital Corp	10,188
509		NGP Capital Resources Co	4,337
9,692	*	PHH Corp	228,441
3,680	*	World Acceptance Corp	132,774

		TOTAL NONDEPOSITORY INSTITUTIONS	674,930

OIL AND GAS EXTRACTION - 3.4%
1,400	*	Approach Resources, Inc	12,712
350	*	Arena Resources, Inc	11,690
1,030		Atlas America, Inc	32,054
2,856	*	Basic Energy Services, Inc	22,020
3,170		Berry Petroleum Co (Class A)	89,267
3,777	*	Bill Barrett Corp	115,992
12,633	*	Cal Dive International, Inc	92,600
3,235	*	Cobalt International Energy, Inc	43,996
11,984	*	Complete Production Services, Inc	138,414
1,848	*	Contango Oil & Gas Co	94,525
2,463	*	Dawson Geophysical Co	72,018
10,754	*	Endeavour International Corp	13,658
475	*	Geokinetics, Inc	3,425
400	*	Gulfport Energy Corp	4,496
23,200	*	Hercules Offshore, Inc	99,992
5,100	*	Key Energy Services, Inc	48,705
7,737	*	McMoRan Exploration Co	113,192
818		Penn Virginia Corp	20,041
2,000	*	Petroleum Development Corp	46,340
10,657	*	Pioneer Drilling Co	75,025
4,807	*	Stone Energy Corp	85,324
1,500	*	Swift Energy Co	46,110
2,480	*	Tetra Technologies, Inc	30,306
2,800	*	TGC Industries, Inc	11,312
1,600	*	Union Drilling, Inc	9,856
14,634		Vaalco Energy, Inc	72,292
8,730	*	Venoco, Inc	112,006
10,154	*	Willbros Group, Inc	121,950

		TOTAL OIL AND GAS EXTRACTION	1,639,318

PAPER AND ALLIED PRODUCTS - 1.0%
1,720	*	Domtar Corporation	110,785
9,886		Glatfelter	143,249
5,100	*	Kapstone Paper and Packaging Corp	60,537
3,057		Rock-Tenn Co (Class A)	139,307
4,400		Wausau Paper Corp	37,576

		TOTAL PAPER AND ALLIED PRODUCTS	491,454

PERSONAL SERVICES - 0.2%
1,460	*	Steiner Leisure Ltd	64,707
1,016		Unifirst Corp	52,324

		TOTAL PERSONAL SERVICES	117,031

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 0.3%
1,900		Alon USA Energy, Inc	$13,775
20,037	*	Gran Tierra Energy, Inc	118,218

		TOTAL PETROLEUM AND COAL PRODUCTS	131,993

PRIMARY METAL INDUSTRIES - 0.7%
5,985		Belden CDT, Inc	164,349
163	*	Horsehead Holding Corp	1,930
2,152		Mueller Industries, Inc	57,652
1,104		Tredegar Corp	18,856
5,580		Worthington Industries, Inc	96,478

		TOTAL PRIMARY METAL INDUSTRIES	339,265

PRINTING AND PUBLISHING - 0.6%
2,100	*	Consolidated Graphics, Inc	86,961
7,894	*	EW Scripps Co (Class A)	66,704
6,967		Journal Communications, Inc (Class A)	29,261
3,898		Scholastic Corp	109,145

		TOTAL PRINTING AND PUBLISHING	292,071

REAL ESTATE - 0.1%
2,274		DuPont Fabros Technology, Inc	49,096
100		Government Properties Income Trust	2,601

		TOTAL REAL ESTATE	51,697

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.2%
5,040		A. Schulman, Inc	123,329
868	*	AEP Industries, Inc	22,585
10,110		Cooper Tire & Rubber Co	192,292
1,000	*	Deckers Outdoor Corp	138,000
800	*	Skechers U.S.A., Inc (Class A)	29,056
1,480		Tupperware Corp	71,366

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	576,628

SECURITY AND COMMODITY BROKERS - 1.7%
21,183	*	Broadpoint Securities Group, Inc	84,732
2,124		Calamos Asset Management, Inc (Class A)	30,458
2,120		Duff & Phelps Corp	35,489
163,594	*	E*Trade Financial Corp	269,929
2,510		Evercore Partners, Inc (Class A)	75,300
324		Fifth Street Finance Corp	3,762
1,100		GAMCO Investors, Inc (Class A)	50,050
9,693	*	Knight Capital Group, Inc (Class A)	147,818
379		Oppenheimer Holdings, Inc	9,668
1,100	*	Piper Jaffray Cos	44,330
690	*	Stifel Financial Corp	37,088
4,724		SWS Group, Inc	54,468

		TOTAL SECURITY AND COMMODITY BROKERS	843,092

SPECIAL TRADE CONTRACTORS - 1.2%
5,112	*	AsiaInfo Holdings, Inc	135,366
8,067		Comfort Systems USA, Inc	100,757
6,612	*	Dycom Industries, Inc	57,987
10,840	*	EMCOR Group, Inc	266,989

		TOTAL SPECIAL TRADE CONTRACTORS	561,099

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
4,860		Apogee Enterprises, Inc	$76,837
256	*	Cabot Microelectronics Corp	9,684
233		CARBO Ceramics, Inc	14,525

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	101,046

TEXTILE MILL PRODUCTS - 0.2%
4,800		Oxford Industries, Inc	97,584

		TOTAL TEXTILE MILL PRODUCTS	97,584

TRANSPORTATION BY AIR - 1.9%
7,060	*	Air Transport Services Group, Inc	23,792
8,300	*	Airtran Holdings, Inc	42,164
2,896	*	Alaska Air Group, Inc	119,402
2,813	*	Allegiant Travel Co	162,760
3,160	*	Atlas Air Worldwide Holdings, Inc	167,638
14,261	*	Hawaiian Holdings, Inc	105,104
2,819	*	JetBlue Airways Corp	15,730
100	*	PHI, Inc	2,118
15,300	*	UAL Corp	299,115

		TOTAL TRANSPORTATION BY AIR	937,823

TRANSPORTATION EQUIPMENT - 3.2%
4,490		A.O. Smith Corp	236,039
1,180		American Railcar Industries, Inc	14,349
9,076	*	ArvinMeritor, Inc	121,165
2,864	*	ATC Technology Corp	49,146
3,373		Brunswick Corp	53,867
1,105	*	Dana Holding Corp	13,127
20,795	*	Force Protection, Inc	125,186
20,567	*	GenCorp, Inc	118,466
2,826		Kaman Corp	70,678
700	*	Lear Corp	55,545
850	*	LMI Aerospace, Inc	15,793
12,504	*	Orbital Sciences Corp	237,701
1,450		Polaris Industries, Inc	74,182
2,589		Spartan Motors, Inc	14,498
9,249		Standard Motor Products, Inc	91,750
6,310	*	Tenneco, Inc	149,232
1,462		Triumph Group, Inc	102,472

		TOTAL TRANSPORTATION EQUIPMENT	1,543,196

TRANSPORTATION SERVICES - 0.3%
1,001	*	Dynamex, Inc	17,217
5,428	*	Hub Group, Inc (Class A)	151,876

		TOTAL TRANSPORTATION SERVICES	169,093

TRUCKING AND WAREHOUSING - 0.5%
1,900		Heartland Express, Inc	31,350
3,068	*	Marten Transport Ltd	60,470
1,010	*	USA Truck, Inc	16,322
6,090		Werner Enterprises, Inc	141,105

		TOTAL TRUCKING AND WAREHOUSING	249,247

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.4%
190	*	American Commercial Lines, Inc	$4,769
4,500	*	Genco Shipping & Trading Ltd	94,995
508		International Shipholding Corp	14,930
5,000		Ship Finance International Ltd	88,800
600	*	Ultrapetrol Bahamas Ltd	3,294

		TOTAL WATER TRANSPORTATION	206,788

WHOLESALE TRADE-DURABLE GOODS - 1.4%
5,043		Agilysys, Inc	56,330
2,850		Applied Industrial Technologies, Inc	70,823
28	*	Beacon Roofing Supply, Inc	536
171	*	Chindex International, Inc	2,020
4,224	*	Insight Enterprises, Inc	60,657
1,394	*	MWI Veterinary Supply, Inc	56,318
4,965		Owens & Minor, Inc	230,325
9,281	*	PSS World Medical, Inc	218,196

		TOTAL WHOLESALE TRADE-DURABLE GOODS	695,205

WHOLESALE TRADE-NONDURABLE GOODS - 1.5%
1,584		Andersons, Inc	53,032
3,750	*	BioScrip, Inc	29,925
3,483	*	Clearwater Paper Corp	171,538
1,306	*	Core-Mark Holding Co, Inc	39,977
1,913	*	LSB Industries, Inc	29,154
4,464		Nu Skin Enterprises, Inc (Class A)	129,902
28		Spartan Stores, Inc	404
1,570		Tractor Supply Co	91,139
3,348	*	United Stationers, Inc	197,029

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	742,100

		TOTAL COMMON STOCKS (Cost $42,713,416)	48,609,736

		TOTAL INVESTMENTS - 99.8% (Cost $42,713,416)	48,609,736
		OTHER ASSETS & LIABILITIES, NET - 0.2%	73,960

		NET ASSETS - 100.0%	$48,683,696

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

b	In bankruptcy.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AGRICULTURAL PRODUCTION-CROPS - 0.0%
536	*	Chiquita Brands International, Inc	$8,431
38		Griffin Land & Nurseries, Inc (Class A)	1,104

		TOTAL AGRICULTURAL PRODUCTION-CROPS	9,535

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
200		Cal-Maine Foods, Inc	6,778
4		Seaboard Corp	5,196

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	11,974

AGRICULTURAL SERVICES - 0.0%
130	*	Cadiz, Inc	1,660
125		Calavo Growers, Inc	2,280
1,238	*	VCA Antech, Inc	34,701

		TOTAL AGRICULTURAL SERVICES	38,641

AMUSEMENT AND RECREATION SERVICES - 0.7%
656	*	Bally Technologies, Inc	26,594
134		Churchill Downs, Inc	5,025
267		Dover Downs Gaming & Entertainment, Inc	1,057
4,204	*	Electronic Arts, Inc	78,447
338		International Speedway Corp (Class A)	8,710
484	*	Life Time Fitness, Inc	13,600
1,575	*	Live Nation, Inc	22,838
715	*	Madison Square Garden, Inc	15,537
322	*	Multimedia Games, Inc	1,256
807	*	Penn National Gaming, Inc	22,435
793	*	Pinnacle Entertainment, Inc	7,724
164		Speedway Motorsports, Inc	2,560
178	*	Town Sports International Holdings, Inc	696
23,663		Walt Disney Co	826,075
675	*	Warner Music Group Corp	4,664
647	*	WMS Industries, Inc	27,135
251		World Wrestling Entertainment, Inc (Class A)	4,342
357	*	Youbet.com, Inc	1,050

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,069,745

APPAREL AND ACCESSORY STORES - 0.7%
1,092		Abercrombie & Fitch Co (Class A)	49,839
1,219	*	Aeropostale, Inc	35,144
1,884	*	American Apparel, Inc	5,709
2,306		American Eagle Outfitters, Inc	42,707
671	*	AnnTaylor Stores Corp	13,890
380		Bebe Stores, Inc	3,382
482		Brown Shoe Co, Inc	7,461
310		Buckle, Inc	11,396
638	*	Carter’s, Inc	19,236
325		Cato Corp (Class A)	6,968
1,400	*	Charming Shoppes, Inc	7,644
2,122		Chico’s FAS, Inc	30,599

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

271	*	Children’s Place Retail Stores, Inc	$12,073
390		Christopher & Banks Corp	3,120
243	*	Citi Trends, Inc	7,883
733	*	Collective Brands, Inc	16,668
59	*	Destination Maternity Corp	1,514
768	*	Dress Barn, Inc	20,091
200	*	DSW, Inc (Class A)	5,106
681		Finish Line, Inc (Class A)	11,114
1,799		Foot Locker, Inc	27,057
6,069		Gap, Inc	140,254
450	*	Hot Topic, Inc	2,925
578	*	J Crew Group, Inc	26,530
350	*	JOS A Bank Clothiers, Inc	19,128
3,779	*	Kohl’s Corp	207,013
3,240		Limited Brands, Inc	79,769
490	*	Lululemon Athletica, Inc	20,335
512	*	New York & Co, Inc	2,452
1,992		Nordstrom, Inc	81,373
886	*	Pacific Sunwear Of California, Inc	4,705
1,640		Ross Stores, Inc	87,690
180	*	Rue21, Inc	6,241
66	*	Shoe Carnival, Inc	1,509
411		Stage Stores, Inc	6,325
232	*	Talbots, Inc	3,007
399	*	Under Armour, Inc (Class A)	11,735
1,518	*	Urban Outfitters, Inc	57,730
1,045	*	Wet Seal, Inc (Class A)	4,974

		TOTAL APPAREL AND ACCESSORY STORES	1,102,296

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
165		Columbia Sportswear Co	8,667
340	*	G-III Apparel Group Ltd	9,370
686		Guess ?, Inc	32,228
353	*	Gymboree Corp	18,225
1,141	*	Hanesbrands, Inc	31,743
1,084		Jones Apparel Group, Inc	20,618
1,595	*	Liz Claiborne, Inc	11,851
300	*	Maidenform Brands, Inc	6,555
4,486		Nike, Inc (Class B)	329,721
624		Phillips-Van Heusen Corp	35,793
663		Polo Ralph Lauren Corp (Class A)	56,382
3,405	*	Quiksilver, Inc	16,106
304	*	True Religion Apparel, Inc	9,229
1,068		VF Corp	85,600
515	*	Warnaco Group, Inc	24,571

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	696,659

AUTO REPAIR, SERVICES AND PARKING - 0.1%
100	*	Amerco, Inc	5,429
347	*	Dollar Thrifty Automotive Group, Inc	11,149
2,251	*	Hertz Global Holdings, Inc	22,487
251	*	Midas, Inc	2,831
304		Monro Muffler, Inc	10,871
655		Ryder System, Inc	25,388
97	*	Standard Parking Corp	1,593
465	*	Wright Express Corp	14,006

		TOTAL AUTO REPAIR, SERVICES AND PARKING	93,754

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
1,289		Advance Auto Parts	$54,035
122	*	America’s Car-Mart, Inc	2,943
359	*	Asbury Automotive Group, Inc	4,775
877	*	Autonation, Inc	15,856
387	*	Autozone, Inc	66,986
2,687	*	Carmax, Inc	67,497
923	*	Copart, Inc	32,859
205	*	Lithia Motors, Inc (Class A)	1,312
1,637	*	O’Reilly Automotive, Inc	68,279
500	*	Penske Auto Group, Inc	7,210
333	*	Rush Enterprises, Inc (Class A)	4,399
287	*	Sonic Automotive, Inc (Class A)	3,157

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	329,308

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.8%
2,582	*	Builders FirstSource, Inc	8,133
1,706		Fastenal Co	81,871
21,018		Home Depot, Inc	679,933
18,281		Lowe’s Cos, Inc	443,131
278	*	Lumber Liquidators, Inc	7,414

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,220,482

BUSINESS SERVICES - 7.8%
4,638	*	3Com Corp	35,666
128	*	3D Systems Corp	1,747
766		Aaron Rents, Inc	25,538
549		ABM Industries, Inc	11,639
392	*	Acacia Research (Acacia Technologies)	4,245
400	*	ACI Worldwide, Inc	8,244
551	*	ActivIdentity Corp	1,565
7,243		Activision Blizzard, Inc	87,351
620	*	Actuate Corp	3,466
820	*	Acxiom Corp	14,711
335		Administaff, Inc	7,149
6,482	*	Adobe Systems, Inc	229,268
187	*	Advent Software, Inc	8,368
532		Aircastle Ltd	5,038
2,277	*	Akamai Technologies, Inc	71,521
702	*	Alliance Data Systems Corp	44,921
2,552	*	Amdocs Ltd	76,841
412	*	American Reprographics Co	3,696
276	*	American Software, Inc (Class A)	1,604
407	*	AMICAS, Inc	2,450
357	*	AMN Healthcare Services, Inc	3,142
1,083	*	Ansys, Inc	46,721
318	*	APAC Customer Services, Inc	1,829
410		Arbitron, Inc	10,931
223	*	ArcSight, Inc	6,277
968	*	Ariba, Inc	12,439
1,522	*	Art Technology Group, Inc	6,712
96	*	Asset Acceptance Capital Corp	606
404	*	athenahealth, Inc	14,770
2,757	*	Autodesk, Inc	81,111
6,295		Automatic Data Processing, Inc	279,939
1,259	*	Avis Budget Group, Inc	14,479

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

97		Barrett Business Services, Inc	$1,315
574		BGC Partners, Inc (Class A)	3,507
479		Blackbaud, Inc	12,066
493	*	Blackboard, Inc	20,538
479	*	Blue Coat Systems, Inc	14,868
2,428	*	BMC Software, Inc	92,264
300	*	Bottomline Technologies, Inc	5,049
1,557	*	BPZ Energy, Inc	11,444
549		Brady Corp (Class A)	17,085
550		Brink’s Co	15,527
539	*	Brink’s Home Security Holdings, Inc	22,934
5,005		CA, Inc	117,467
372	*	CACI International, Inc (Class A)	18,172
3,072	*	Cadence Design Systems, Inc	20,460
333	*	Callidus Software, Inc	1,209
180	*	Capella Education Co	16,711
439	*	Cavium Networks, Inc	10,914
854	*	CBIZ, Inc	5,611
829	*	Cerner Corp	70,515
338	*	Chordiant Software, Inc	1,714
834	*	Ciber, Inc	3,119
2,304	*	Citrix Systems, Inc	109,371
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	4,244
118	*	Clinical Data, Inc	2,289
706	*	Cogent Communications Group, Inc	7,349
473	*	Cogent, Inc	4,825
459		Cognex Corp	8,487
3,667	*	Cognizant Technology Solutions Corp (Class A)	186,944
487	*	Commvault Systems, Inc	10,397
227		Compass Diversified Trust	3,464
165	*	Compellent Technologies, Inc	2,896
185		Computer Programs & Systems, Inc	7,230
1,958	*	Computer Sciences Corp	106,691
174	*	Computer Task Group, Inc	1,262
3,298	*	Compuware Corp	27,703
100	*,m	COMSYS IT Partners, Inc	1,748
491	*	Concur Technologies, Inc	20,136
290	*	Constant Contact, Inc	6,734
1,260	*	Convergys Corp	15,448
222	*	CoStar Group, Inc	9,217
485	*	CSG Systems International, Inc	10,166
843	*	Cybersource Corp	14,871
485	*	DealerTrack Holdings, Inc	8,284
567		Deluxe Corp	11,011
187	*	Dice Holdings, Inc	1,421
453	*	Digital River, Inc	13,726
259	*	DivX, Inc	1,854
202	*	Double-Take Software, Inc	1,800
490		DST Systems, Inc	20,311
106	*	Dynamics Research Corp	1,195
299	*	DynCorp International, Inc (Class A)	3,436
1,405		Earthlink, Inc	11,999
13,882	*	eBay, Inc	374,119
216	*	Ebix, Inc	3,450
330	*	Echelon Corp	2,960
673	*	Eclipsys Corp	13,379

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

248		Electro Rent Corp	$3,256
630	*	Electronics for Imaging, Inc	7,327
698	*	Epicor Software Corp	6,673
405	*	EPIQ Systems, Inc	5,034
1,500		Equifax, Inc	53,700
1,464	*	Evergreen Energy, Inc	264
250	*	ExlService Holdings, Inc	4,170
2,251		Expedia, Inc	56,185
1,010	*	F5 Networks, Inc	62,125
586		Factset Research Systems, Inc	42,995
659		Fair Isaac Corp	16,699
313	*	FalconStor Software, Inc	1,089
4,068		Fidelity National Information Services, Inc	95,354
1,992	*	Fiserv, Inc	101,114
178	*	Forrester Research, Inc	5,352
739	*	Gartner, Inc	16,435
483	*	Global Cash Access, Inc	3,946
192	*	Global Sources Ltd	1,250
2,985	*	Google, Inc (Class A)	1,692,524
194	*	GSE Systems, Inc	1,050
334	*	H&E Equipment Services, Inc	3,601
476	*	Hackett Group, Inc	1,323
550		Healthcare Services Group	12,315
451		Heartland Payment Systems, Inc	8,389
55	*	HeartWare International, Inc	2,446
200		Heidrick & Struggles International, Inc	5,606
335	*	HMS Holdings Corp	17,082
213		iGate Corp	2,072
571	*	IHS, Inc (Class A)	30,531
311	*	infoGROUP, Inc	2,426
974	*	Informatica Corp	26,162
367	*	Infospace, Inc	4,055
259	*	Innerworkings, Inc	1,347
268	*	Innodata Isogen, Inc	1,085
174	*	Integral Systems, Inc	1,676
439		Interactive Data Corp	14,048
144	*	Interactive Intelligence, Inc	2,691
538	*	Internap Network Services Corp	3,013
333	*	Internet Brands, Inc (Class A)	3,070
405	*	Internet Capital Group, Inc	3,422
5,779	*	Interpublic Group of Cos, Inc	48,081
4,060	*	Intuit, Inc	139,420
377	*	inVentiv Health, Inc	8,467
581		Ipass, Inc	668
2,177		Iron Mountain, Inc	59,650
1,014		Jack Henry & Associates, Inc	24,397
418	*	JDA Software Group, Inc	11,629
6,478	*	Juniper Networks, Inc	198,745
300	*	Kelly Services, Inc (Class A)	4,998
276	*	Kenexa Corp	3,795
168		Keynote Systems, Inc	1,914
271	*	Kforce, Inc	4,122
298	*	Knot, Inc	2,330
500	*	Korn/Ferry International	8,825
772	*	Lamar Advertising Co (Class A)	26,518
1,649	*	Lawson Software, Inc	10,900

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

884	*	Limelight Networks, Inc	$3,235
704	*	Lionbridge Technologies	2,556
163	*	Liquidity Services, Inc	1,881
493	*	Liveperson, Inc	3,781
311	*	Manhattan Associates, Inc	7,924
925		Manpower, Inc	52,836
292	*	Mantech International Corp (Class A)	14,258
206		Marchex, Inc (Class B)	1,053
1,058		Mastercard, Inc (Class A)	268,732
2,016	*	McAfee, Inc	80,902
1,031	*	Mentor Graphics Corp	8,269
96,196		Microsoft Corp	2,815,656
100	*	MicroStrategy, Inc (Class A)	8,507
529	*	ModusLink Global Solutions, Inc	4,459
991	*	MoneyGram International, Inc	3,776
165	*	Monotype Imaging Holdings, Inc	1,605
1,517	*	Monster Worldwide, Inc	25,197
2,243		Moody’s Corp	66,729
2,786	*	Move, Inc	5,823
74	*	NCI, Inc (Class A)	2,237
2,098	*	NCR Corp	28,952
400	*	Ness Technologies, Inc	2,524
510	*	NetFlix, Inc	37,607
341	*	Netscout Systems, Inc	5,043
201	*	NetSuite, Inc	2,923
357	*	Network Equipment Technologies, Inc	1,967
612		NIC, Inc	4,816
4,067	*	Novell, Inc	24,361
2,846	*	Nuance Communications, Inc	47,357
3,931		Omnicom Group, Inc	152,562
282	*	On Assignment, Inc	2,011
222	*	Online Resources Corp	895
38	*	OpenTable, Inc	1,449
155		Opnet Technologies, Inc	2,499
47,740		Oracle Corp	1,226,440
1,404	*	Parametric Technology Corp	25,342
237		PC-Tel, Inc	1,465
162		Pegasystems, Inc	5,994
320	*	Perficient, Inc	3,606
191	*	Pervasive Software, Inc	966
640	*	Phase Forward, Inc	8,365
306	*	Phoenix Technologies Ltd	985
176	*	Portfolio Recovery Associates, Inc	9,657
762	*	Premiere Global Services, Inc	6,294
476	*	Progress Software Corp	14,961
147	*	PROS Holdings, Inc	1,452
108		QAD, Inc	567
274		Quality Systems, Inc	16,835
829	*	Quest Software, Inc	14,748
124	*	QuinStreet, Inc	2,109
803	*	Rackspace Hosting, Inc	15,040
237	*	Radiant Systems, Inc	3,382
187	*	Radisys Corp	1,676
7,617	*	Raser Technologies, Inc	7,617
1,196	*	RealNetworks, Inc	5,777
2,323	*	Red Hat, Inc	67,994

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100		Renaissance Learning, Inc	$1,623
1,070	*	Rent-A-Center, Inc	25,306
80		Rewards Network, Inc	1,072
200	*	RightNow Technologies, Inc	3,572
230	*	Riskmetrics Group Inc	5,200
1,798		Robert Half International, Inc	54,713
716		Rollins, Inc	15,523
76	*	Rosetta Stone, Inc	1,807
820	*	RSC Holdings, Inc	6,527
792	*	S1 Corp	4,673
286	*	Saba Software, Inc	1,416
1,389	*	Salesforce.com, Inc	103,411
996		Sapient Corp	9,103
527	*	Smith Micro Software, Inc	4,659
441	*	Sohu.com, Inc	24,079
143	*	SolarWinds, Inc	3,097
542	*	SonicWALL, Inc	4,710
3,028	*	Sonus Networks, Inc	7,903
810		Sotheby’s (Class A)	25,183
235	*	Sourcefire, Inc	5,393
624	*	Spherion Corp	4,998
501	*	SRA International, Inc (Class A)	10,416
152	*	StarTek, Inc	1,056
234	*	Stratasys, Inc	5,705
445	*	SuccessFactors, Inc	8,473
513	*	SupportSoft, Inc	1,678
1,144	*	Sybase, Inc	53,333
460	*	SYKES Enterprises, Inc	10,506
10,259	*	Symantec Corp	173,582
203	*	Synchronoss Technologies, Inc	3,932
233	*	SYNNEX Corp	6,887
1,849	*	Synopsys, Inc	41,362
140		Syntel, Inc	5,386
925		Take-Two Interactive Software, Inc	9,111
200		TAL International Group, Inc	3,996
377	*	Taleo Corp (Class A)	9,768
455	*	TeleTech Holdings, Inc	7,771
112		Textainer Group Holdings Ltd	2,414
787	*	THQ, Inc	5,517
2,110	*	TIBCO Software, Inc	22,767
207	*	Tier Technologies, Inc	1,648
303	*	TNS, Inc	6,757
1,957		Total System Services, Inc	30,647
359	*	TradeStation Group, Inc	2,517
550	*	TrueBlue, Inc	8,525
295	*	Ultimate Software Group, Inc	9,720
181	*	Unica Corp	1,609
586	*	Unisys Corp	20,446
872		United Online, Inc	6,523
1,054	*	United Rentals, Inc	9,887
1,094	*	Valueclick, Inc	11,093
248	*	Vasco Data Security International	2,046
2,538	*	VeriSign, Inc	66,013
263		Viad Corp	5,405
156	*	Virtusa Corp	1,608
5,622		Visa, Inc (Class A)	511,770

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

619	*	VMware, Inc (Class A)	$32,993
202	*	Vocus, Inc	3,444
150	*	Volt Information Sciences, Inc	1,532
668	*	WebMD Health Corp (Class A)	30,982
564	*	Websense, Inc	12,842
309	*	Website Pros, Inc	1,684
14,766	*	Yahoo!, Inc	244,082

		TOTAL BUSINESS SERVICES	12,371,306

CHEMICALS AND ALLIED PRODUCTS - 11.2%
19,302		Abbott Laboratories	1,016,829
75	*	Abraxis Bioscience, Inc	3,881
457	*	Acorda Therapeutics, Inc	15,629
524	*	Adolor Corp	943
2,597		Air Products & Chemicals, Inc	192,048
276	*	Albany Molecular Research, Inc	2,305
1,104		Albemarle Corp	47,064
1,207		Alberto-Culver Co	31,563
1,126	*	Alexion Pharmaceuticals, Inc	61,221
1,288	*	Alkermes, Inc	16,705
752	*	Allos Therapeutics, Inc	5,587
434	*	Alnylam Pharmaceuticals, Inc	7,387
205	*	AMAG Pharmaceuticals, Inc	7,157
702	*	American Oriental Bioengineering, Inc	2,864
241		American Vanguard Corp	1,964
12,538	*	Amgen, Inc	749,271
182	*	Amicus Therapeutics, Inc	581
340		Arch Chemicals, Inc	11,693
341	*	Ardea Biosciences, Inc	6,227
955	*	Arena Pharmaceuticals, Inc	2,961
364	*	Arqule, Inc	2,097
600	*	Array Biopharma, Inc	1,644
244	*	ARYx Therapeutics, Inc	212
567	*	Auxilium Pharmaceuticals, Inc	17,668
745	*	AVANIR Pharmaceuticals, Inc	1,728
1,360		Avery Dennison Corp	49,518
937	*	AVI BioPharma, Inc	1,115
5,367		Avon Products, Inc	181,780
331		Balchem Corp	8,159
572	*	BioCryst Pharmaceuticals, Inc	3,758
125	*	Biodel, Inc	534
3,422	*	Biogen Idec, Inc	196,286
1,203	*	BioMarin Pharmaceuticals, Inc	28,114
528	*	BioMimetic Therapeutics, Inc	6,943
45	*	Biospecifics Technologies Corp	1,249
21,411		Bristol-Myers Squibb Co	571,674
793		Cabot Corp	24,107
480	*	Cadence Pharmaceuticals, Inc	4,382
730	*	Calgon Carbon Corp	12,498
206	*	Cambrex Corp	834
1,762		Celanese Corp (Series A)	56,120
5,714	*	Celgene Corp	354,039
5,618	*	Cell Therapeutics, Inc	3,038
175	*	Celldex Therapeutics, Inc	1,075
971	*	Cephalon, Inc	65,814
641		CF Industries Holdings, Inc	58,446

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

799	*	Charles River Laboratories International, Inc	$31,409
325	*	Chelsea Therapeutics International, Inc	1,154
1,643	*	China Precision Steel, Inc	3,450
90	*	China-Biotics, Inc	1,612
948		Church & Dwight Co, Inc	63,469
1,768		Clorox Co	113,400
6,192		Colgate-Palmolive Co	527,930
961	*	Cubist Pharmaceuticals, Inc	21,661
754	*	Curis, Inc	2,315
565	*	Cypress Bioscience, Inc	2,769
525		Cytec Industries, Inc	24,539
530	*	Cytokinetics, Inc	1,696
335	*	Cytori Therapeutics, Inc	1,528
1,657	*	Dendreon Corp	60,431
3,461	*	Discovery Laboratories, Inc	1,800
13,886		Dow Chemical Co	410,609
11,318		Du Pont (E.I.) de Nemours & Co	421,482
698	*	Durect Corp	2,101
868		Eastman Chemical Co	55,274
2,985		Ecolab, Inc	131,191
12,566		Eli Lilly & Co	455,141
350	*	Elizabeth Arden, Inc	6,300
220	*	Emergent Biosolutions, Inc	3,694
551	*	Enzon Pharmaceuticals, Inc	5,609
1,397		Estee Lauder Cos (Class A)	90,623
254	*	Facet Biotech Corp	6,855
1,134		Ferro Corp	9,968
986		FMC Corp	59,692
3,893	*	Forest Laboratories, Inc	122,084
3,352	*	Genzyme Corp	173,734
1,012	*	Geron Corp	5,748
11,232	*	Gilead Sciences, Inc	510,831
400	*	GTx, Inc	1,336
605		H.B. Fuller Co	14,042
705	*	Halozyme Therapeutics, Inc	5,633
107		Hawkins, Inc	2,589
1,361	*	Hemispherx Biopharma, Inc	1,007
2,063	*	Hospira, Inc	116,869
2,255	*	Human Genome Sciences, Inc	68,101
1,847		Huntsman Corp	22,256
325		ICO, Inc	2,626
135	*	Idenix Pharmaceuticals, Inc	381
237	*	Idera Pharmaceuticals, Inc	1,472
720	*	Idexx Laboratories, Inc	41,436
866	*	Immucor, Inc	19,390
580	*	Immunogen, Inc	4,692
738	*	Impax Laboratories, Inc	13,195
229		Innophos Holdings, Inc	6,389
262		Innospec, Inc	2,976
472	*	Inspire Pharmaceuticals, Inc	2,945
140		Inter Parfums, Inc	2,075
464	*	InterMune, Inc	20,680
1,082		International Flavors & Fragrances, Inc	51,579
1,041	*	Inverness Medical Innovations, Inc	40,547
453	*	Javelin Pharmaceuticals, Inc	584
34,395		Johnson & Johnson	2,242,553

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

162		Kaiser Aluminum Corp	$6,248
2,997	*	King Pharmaceuticals, Inc	35,245
239		Koppers Holdings, Inc	6,768
360	*	KV Pharmaceutical Co (Class A)	634
230	*	Landec Corp	1,525
2,218	*	Life Technologies Corp	115,935
1,382	*	Ligand Pharmaceuticals, Inc (Class B)	2,419
866		Lubrizol Corp	79,430
342		Mannatech, Inc	1,142
641	*	MannKind Corp	4,205
94	*	MAP Pharmaceuticals, Inc	1,494
400		Martek Biosciences Corp	9,004
547	*	Medicines Co	4,288
709		Medicis Pharmaceutical Corp (Class A)	17,838
152	*	Medifast, Inc	3,820
358	*	Medivation, Inc	3,755
38,086		Merck & Co, Inc	1,422,512
489		Meridian Bioscience, Inc	9,961
519	*	Micromet, Inc	4,194
246		Minerals Technologies, Inc	12,753
213	*	Molecular Insight Pharmaceuticals, Inc	279
571	*	Momenta Pharmaceuticals, Inc	8,548
6,760		Monsanto Co	482,799
2,011		Mosaic Co	122,208
3,666	*	Mylan Laboratories, Inc	83,255
283	*	Myriad Pharmaceuticals, Inc	1,279
612	*	Nabi Biopharmaceuticals	3,348
1,671		Nalco Holding Co	40,655
650	*	NBTY, Inc	31,187
559	*	Neurocrine Biosciences, Inc	1,425
528	*	NeurogesX, Inc	4,963
138		NewMarket Corp	14,213
113		NL Industries, Inc	970
765	*	Novavax, Inc	1,767
544	*	NPS Pharmaceuticals, Inc	2,742
127	*	Nutraceutical International Corp	1,897
203	*	Obagi Medical Products, Inc	2,473
943		Olin Corp	18,502
346	*	OM Group, Inc	11,722
511	*	Omnova Solutions, Inc	4,011
47	*	OncoGenex Pharmaceutical, Inc	965
847	*	Onyx Pharmaceuticals, Inc	25,647
348	*	Optimer Pharmaceuticals, Inc	4,273
360	*	OraSure Technologies, Inc	2,135
224	*	Orexigen Therapeutics, Inc	1,319
782	*	OSI Pharmaceuticals, Inc	46,568
170	*	Osiris Therapeutics, Inc	1,258
1,543	*	Pactiv Corp	38,853
300	*	Pain Therapeutics, Inc	1,881
364	*	Par Pharmaceutical Cos, Inc	9,027
647	*	Parexel International Corp	15,082
2,203		PDL BioPharma, Inc	13,681
960		Perrigo Co	56,371
278		PetMed Express, Inc	6,163
100,653		Pfizer, Inc	1,726,198
176	*	Pharmasset, Inc	4,717

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

670	*	PharMerica Corp	$12,207
965	*	PolyOne Corp	9,882
4,445	*	Poniard Pharmaceuticals, Inc	5,112
322	*	Pozen, Inc	3,085
2,076		PPG Industries, Inc	135,770
3,862		Praxair, Inc	320,546
400	*	Prestige Brands Holdings, Inc	3,600
36,382		Procter & Gamble Co	2,301,888
300	*	Progenics Pharmaceuticals, Inc	1,599
431	*	Protalix BioTherapeutics, Inc	2,827
622	*	Questcor Pharmaceuticals, Inc	5,119
333	*	Quidel Corp	4,842
238	*	Revlon, Inc (Class A)	3,534
577	*	Rockwood Holdings, Inc	15,360
1,552		RPM International, Inc	33,120
761	*	Salix Pharmaceuticals Ltd	28,347
630	*	Santarus, Inc	3,389
450	*	Sciclone Pharmaceuticals, Inc	1,589
597		Scotts Miracle-Gro Co (Class A)	27,671
866	*	Seattle Genetics, Inc	10,340
600		Sensient Technologies Corp	17,436
1,150		Sherwin-Williams Co	77,832
310	*	SIGA Technologies, Inc	2,055
1,529		Sigma-Aldrich Corp	82,046
1,698	*	Solutia, Inc	27,355
394	*	Spectrum Pharmaceuticals, Inc	1,816
1,224	*	StemCells, Inc	1,420
100		Stepan Co	5,589
703	*	SuperGen, Inc	2,250
147	*	SurModics, Inc	3,078
584	*	Theravance, Inc	7,779
332	*	Ulta Salon Cosmetics & Fragrance, Inc	7,510
1,020	*	Unifi, Inc	3,713
564	*	United Therapeutics Corp	31,206
92	*	USANA Health Sciences, Inc	2,890
2,394	*	USEC, Inc	13,813
822	*	Valeant Pharmaceuticals International	35,272
1,208		Valspar Corp	35,612
317	*	Vanda Pharmaceuticals, Inc	3,658
2,522	*	Vertex Pharmaceuticals, Inc	103,074
423	*	Vical, Inc	1,421
931	*	Viropharma, Inc	12,690
1,414	*	Watson Pharmaceuticals, Inc	59,063
220		Westlake Chemical Corp	5,674
802	*	WR Grace & Co	22,264
288	*	Xenoport, Inc	2,667
405	*	Zymogenetics, Inc	2,321

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,889,046

COAL MINING - 0.3%
1,446	*	Alpha Natural Resources, Inc	72,141
2,037		Arch Coal, Inc	46,545
377	*	Cloud Peak Energy, Inc	6,273
2,180		Consol Energy, Inc	92,999
1,314	*	International Coal Group, Inc	6,005
420	*	James River Coal Co	6,678

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,203		Massey Energy Co	$62,905
3,350		Peabody Energy Corp	153,095
108	*	Westmoreland Coal Co	1,363

		TOTAL COAL MINING	448,004

COMMUNICATIONS - 4.0%
150	*	AboveNet, Inc	7,610
743		Adtran, Inc	19,578
463		Alaska Communications Systems Group, Inc	3,760
4,939	*	American Tower Corp (Class A)	210,451
356	*	Anixter International, Inc	16,679
1,348	*	AOL, Inc	34,077
711	*	Aruba Networks, Inc	9,712
73,655		AT&T, Inc	1,903,244
105		Atlantic Tele-Network, Inc	4,718
200	*	Audiovox Corp (Class A)	1,556
552	*	Brightpoint, Inc	4,157
2,863		Cablevision Systems Corp (Class A)	69,113
277	*	Cbeyond Communications, Inc	3,789
7,337		CBS Corp (Class B)	102,278
463	*	Central European Media Enterprises Ltd (Class A)	13,571
3,740		CenturyTel, Inc	132,620
3,005	*	Cincinnati Bell, Inc	10,247
765	*	Clearwire Corp (Class A)	5,470
35,614		Comcast Corp (Class A)	670,255
305		Consolidated Communications Holdings, Inc	5,783
3,647	*	Crown Castle International Corp	139,425
200	*	Crown Media Holdings, Inc (Class A)	384
454		CTC Media, Inc	7,818
217	*	DG FastChannel, Inc	6,933
178	*	DigitalGlobe, Inc	4,975
12,184	*	DIRECTV	411,941
2,646		DISH Network Corp (Class A)	55,090
495	*	Equinix, Inc	48,183
52		Fisher Communications, Inc	733
3,935		Frontier Communications Corp	29,276
464	*	General Communication, Inc (Class A)	2,677
193	*	GeoEye, Inc	5,694
267	*	Global Crossing Ltd	4,045
998		Global Payments, Inc	45,459
158		HickoryTech Corp	1,395
71	*	Hughes Communications, Inc	1,977
1,298	*	IAC/InterActiveCorp	29,517
400		Iowa Telecommunications Services, Inc	6,680
592	*	j2 Global Communications, Inc	13,853
284	*	Knology, Inc	3,817
710	*	Leap Wireless International, Inc	11,616
19,656	*	Level 3 Communications, Inc	31,843
3,215	*	Liberty Global, Inc (Class A)	93,749
968	*	Liberty Media Corp - Capital (Series A)	35,206
638	*	Liberty Media Corp-Starz	34,886
7,481	*	Liberty Media Holding Corp (Interactive A)	114,534
341	*	Lin TV Corp (Class A)	1,961
562	*	Lodgenet Entertainment Corp	3,917
573	*	Mastec, Inc	7,226
493	*	Mediacom Communications Corp (Class A)	2,933

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,026	*	MetroPCS Communications, Inc	$21,424
874	*	NeuStar, Inc (Class A)	22,025
391	*	Neutral Tandem, Inc	6,248
2,003	*	NII Holdings, Inc (Class B)	83,445
435	*	Novatel Wireless, Inc	2,928
363		NTELOS Holdings Corp	6,458
1,409	*	PAETEC Holding Corp	6,594
28		Preformed Line Products Co	1,068
19,273		Qwest Communications International, Inc	100,605
429	*	RCN Corp	6,469
423	*	SAVVIS, Inc	6,980
1,392	*	SBA Communications Corp (Class A)	50,209
364		Shenandoah Telecom Co	6,843
383	*	Sinclair Broadcast Group, Inc (Class A)	1,946
35,947	*	Sprint Nextel Corp	136,599
172	*	SureWest Communications	1,477
244	*	Switch & Data Facilities Co, Inc	4,333
823	*	Syniverse Holdings, Inc	16,024
370	*	TeleCommunication Systems, Inc (Class A)	2,712
1,265		Telephone & Data Systems, Inc	42,820
500	*	Terremark Worldwide, Inc	3,505
4,397		Time Warner Cable, Inc	234,404
1,259	*	TiVo, Inc	21,554
200	*	US Cellular Corp	8,276
250		USA Mobility, Inc	3,168
35,484		Verizon Communications, Inc	1,100,713
5,894		Windstream Corp	64,186

		TOTAL COMMUNICATIONS	6,349,424

DEPOSITORY INSTITUTIONS - 7.6%
180		1st Source Corp	3,159
278		Abington Bancorp, Inc	2,196
51		Alliance Financial Corp	1,503
71		American National Bankshares, Inc	1,431
109		Ameris Bancorp	983
77		Ames National Corp	1,544
103		Arrow Financial Corp	2,770
2,146		Associated Banc-Corp	29,615
951		Astoria Financial Corp	13,790
130		Bancfirst Corp	5,448
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,279
46		Bancorp Rhode Island, Inc	1,258
1,007		Bancorpsouth, Inc	21,107
838		Bank Mutual Corp	5,447
124,151		Bank of America Corp	2,216,094
645		Bank of Hawaii Corp	28,993
37		Bank of Kentucky Financial Corp	738
61		Bank of Marin Bancorp	2,018
14,824		Bank of New York Mellon Corp	457,765
322		Bank of the Ozarks, Inc	11,331
300		BankFinancial Corp	2,751
2,360		Banner Corp	9,062
36		Bar Harbor Bankshares	1,098
8,541		BB&T Corp	276,643
392	*	Beneficial Mutual Bancorp, Inc	3,716
165		Berkshire Hills Bancorp, Inc	3,024

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

290		BOK Financial Corp	$15,208
826		Boston Private Financial Holdings, Inc	6,088
75		Bridge Bancorp, Inc	1,755
668		Brookline Bancorp, Inc	7,108
86		Bryn Mawr Bank Corp	1,561
87		Camden National Corp	2,794
101		Capital City Bank Group, Inc	1,439
276		Capitol Federal Financial	10,339
286		Cardinal Financial Corp	3,054
75		Cass Information Systems, Inc	2,336
1,028		Cathay General Bancorp	11,976
142		Center Bancorp, Inc	1,180
113		Centerstate Banks of Florida, Inc	1,384
1,658	*	Central Pacific Financial Corp	2,785
168		Century Bancorp, Inc	3,226
234		Chemical Financial Corp	5,527
80	*	Chicopee Bancorp, Inc	1,016
236,259	*	Citigroup, Inc	956,849
101		Citizens & Northern Corp	1,268
48		Citizens Holding Co	1,185
7,437	*	Citizens Republic Bancorp, Inc	8,776
335		City Holding Co	11,487
554		City National Corp	29,899
112		Clifton Savings Bancorp, Inc	1,038
105		CNB Financial Corp	1,621
150		CoBiz, Inc	935
170		Columbia Banking System, Inc	3,453
2,204		Comerica, Inc	83,840
827		Commerce Bancshares, Inc	34,023
400		Community Bank System, Inc	9,112
182		Community Trust Bancorp, Inc	4,930
738		Cullen/Frost Bankers, Inc	41,180
799		CVB Financial Corp	7,934
309		Dime Community Bancshares	3,903
300	*	Dollar Financial Corp	7,218
118	*	Eagle Bancorp, Inc	1,398
1,255		East West Bancorp, Inc	21,862
90		Enterprise Financial Services Corp	995
110		ESB Financial Corp	1,418
197		ESSA Bancorp, Inc	2,470
589	*	Euronet Worldwide, Inc	10,855
78		Farmers Capital Bank Corp	668
10,120		Fifth Third Bancorp	137,531
126		Financial Institutions, Inc	1,842
174		First Bancorp (NC)	2,352
1,292		First Bancorp (Puerto Rico)	3,114
107		First Bancorp, Inc	1,706
291		First Busey Corp	1,286
70		First Citizens Bancshares, Inc (Class A)	13,913
1,229		First Commonwealth Financial Corp	8,247
72		First Community Bancshares, Inc	891
101		First Defiance Financial Corp	1,022
747		First Financial Bancorp	13,289
321		First Financial Bankshares, Inc	16,548
188		First Financial Corp	5,444
133		First Financial Holdings, Inc	2,003

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

261		First Financial Northwest, Inc	$1,783
46		First Financial Service Corp	403
2,663	*	First Horizon National Corp	37,418
315		First Merchants Corp	2,192
545		First Midwest Bancorp, Inc	7,385
2,551		First Niagara Financial Group, Inc	36,275
66		First of Long Island Corp	1,591
88		First South Bancorp, Inc	1,100
966		FirstMerit Corp	20,837
485	*	Flagstar Bancorp, Inc	291
243		Flushing Financial Corp	3,076
979		FNB Corp	7,940
1,944		Fulton Financial Corp	19,809
133		German American Bancorp, Inc	2,012
860		Glacier Bancorp, Inc	13,098
135		Great Southern Bancorp, Inc	3,029
600	*	Guaranty Bancorp	954
218		Hampton Roads Bankshares, Inc	340
434		Hancock Holding Co	18,146
524		Harleysville National Corp	3,511
158		Heartland Financial USA, Inc	2,523
106	*	Home Bancorp, Inc	1,484
137		Home Bancshares, Inc	3,622
199		Home Federal Bancorp, Inc	2,887
6,056		Hudson City Bancorp, Inc	85,753
8,705		Huntington Bancshares, Inc	46,746
256		IBERIABANK Corp	15,363
252		Independent Bank Corp	6,214
674		International Bancshares Corp	15,495
579	*	Investors Bancorp, Inc	7,643
49,533		JPMorgan Chase & Co	2,216,601
227		Kearny Financial Corp	2,368
10,596		Keycorp	82,119
249		Lakeland Bancorp, Inc	2,204
147		Lakeland Financial Corp	2,800
94		Legacy Bancorp, Inc	892
966		M&T Bank Corp	76,681
216		MainSource Financial Group, Inc	1,454
6,483		Marshall & Ilsley Corp	52,188
742		MB Financial, Inc	16,717
60		Merchants Bancshares, Inc	1,303
119	*	Meridian Interstate Bancorp, Inc	1,238
56		Midsouth Bancorp, Inc	924
186	*	Nara Bancorp, Inc	1,629
100		NASB Financial, Inc	2,312
84		National Bankshares, Inc	2,289
842		National Penn Bancshares, Inc	5,810
374		NBT Bancorp, Inc	8,546
523	*	Net 1 UEPS Technologies, Inc	9,618
5,548		New York Community Bancorp, Inc	91,764
1,211		NewAlliance Bancshares, Inc	15,283
3,010		Northern Trust Corp	166,333
227		Northfield Bancorp, Inc	3,287
74		Northrim BanCorp, Inc	1,264
450		Northwest Bancshares, Inc	5,283
97		OceanFirst Financial Corp	1,102

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

48		Ohio Valley Banc Corp	$1,034
869		Old National Bancorp	10,385
350		Old Second Bancorp, Inc	2,307
148	*	OmniAmerican Bancorp, Inc	1,706
566		Oriental Financial Group, Inc	7,641
152		Oritani Financial Corp	2,443
60		Orrstown Financial Services, Inc	1,522
4,174		Pacific Capital Bancorp	7,555
154		Pacific Continental Corp	1,617
270		PacWest Bancorp	6,161
165		Park National Corp	10,281
99		Peapack Gladstone Financial Corp	1,555
47		Penns Woods Bancorp, Inc	1,577
58	*	Pennsylvania Commerce Bancorp, Inc	799
75		Peoples Bancorp, Inc	1,236
46		Peoples Financial Corp	689
4,796		People’s United Financial, Inc	75,009
400	*	Pinnacle Financial Partners, Inc	6,044
6,464		PNC Financial Services Group, Inc	385,901
8,034		Popular, Inc	23,379
1,178		Premierwest Bancorp	530
423		PrivateBancorp, Inc	5,795
555		Prosperity Bancshares, Inc	22,755
753		Provident Financial Services, Inc	8,961
421		Provident New York Bancorp	3,991
13,971		Regions Financial Corp	109,672
195		Renasant Corp	3,155
120		Republic Bancorp, Inc (Class A)	2,261
97		Rockville Financial, Inc	1,182
100		Roma Financial Corp	1,254
300		S&T Bancorp, Inc	6,270
210		S.Y. Bancorp, Inc	4,778
250		Sandy Spring Bancorp, Inc	3,750
121	*	Santander BanCorp	1,485
151		SCBT Financial Corp	5,593
98		Shore Bancshares, Inc	1,397
87		Sierra Bancorp	1,121
475	*	Signature Bank	17,599
379		Simmons First National Corp (Class A)	10,449
110		Smithtown Bancorp, Inc	454
800		South Financial Group, Inc	553
127		Southside Bancshares, Inc	2,739
94		Southwest Bancorp, Inc	777
163		State Bancorp, Inc	1,283
6,108		State Street Corp	275,715
256		StellarOne Corp	3,423
119		Sterling Bancorp	1,196
994		Sterling Bancshares, Inc	5,547
561	*	Sterling Financial Corp	320
88		Suffolk Bancorp	2,702
147	*	Sun Bancorp, Inc	579
6,281		SunTrust Banks, Inc	168,268
979		Susquehanna Bancshares, Inc	9,604
520	*	SVB Financial Group	24,263
6,832		Synovus Financial Corp	22,477
1,554		TCF Financial Corp	24,771

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

429	*	Texas Capital Bancshares, Inc	$8,147
1,470		TFS Financial Corp	19,625
126	*	The Bancorp, Inc	1,121
130		Tompkins Trustco, Inc	4,742
42		Tower Bancorp, Inc	1,124
232		TowneBank	3,239
171		Trico Bancshares	3,403
852		Trustco Bank Corp NY	5,257
941		Trustmark Corp	22,989
512		UMB Financial Corp	20,787
1,243		Umpqua Holdings Corp	16,482
167		Union Bankshares Corp	2,522
437		United Bankshares, Inc	11,458
520	*	United Community Banks, Inc	2,293
201		United Financial Bancorp, Inc	2,810
75		United Security Bancshares	1,123
121		Univest Corp of Pennsylvania	2,261
23,522		US Bancorp	608,749
2,050		Valley National Bancorp	31,509
124		ViewPoint Financial Group	2,010
113		Washington Banking Co	1,423
1,416		Washington Federal, Inc	28,773
138		Washington Trust Bancorp, Inc	2,572
770		Webster Financial Corp	13,467
64,627		Wells Fargo & Co	2,011,192
301		WesBanco, Inc	4,894
189		West Bancorporation, Inc	1,244
390		Westamerica Bancorporation	22,484
554	*	Western Alliance Bancorp	3,152
8,809		Western Union Co	149,401
366		Westfield Financial, Inc	3,364
1,210		Whitney Holding Corp	16,686
772		Wilmington Trust Corp	12,792
167		Wilshire Bancorp, Inc	1,842
248		Wintrust Financial Corp	9,228
100		WSFS Financial Corp	3,900
135		Yadkin Valley Financial Corp	581
1,882		Zions Bancorporation	41,065

		TOTAL DEPOSITORY INSTITUTIONS	12,190,194

EATING AND DRINKING PLACES - 1.1%
208	*	AFC Enterprises	2,232
167	*	Benihana, Inc	1,086
239	*	BJ’s Restaurants, Inc	5,569
379		Bob Evans Farms, Inc	11,715
1,150		Brinker International, Inc	22,172
218	*	Buffalo Wild Wings, Inc	10,488
1,182		Burger King Holdings, Inc	25,129
262	*	California Pizza Kitchen, Inc	4,399
332		CBRL Group, Inc	15,398
343	*	CEC Entertainment, Inc	13,065
844	*	Cheesecake Factory	22,839
385	*	Chipotle Mexican Grill, Inc (Class A)	43,378
622		CKE Restaurants, Inc	6,886
1,656		Darden Restaurants, Inc	73,758
949	*	Denny’s Corp	3,644

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

402	*	DineEquity, Inc	$15,891
405	*	Domino’s Pizza, Inc	5,524
678	*	Jack in the Box, Inc	15,967
587	*	Krispy Kreme Doughnuts, Inc	2,360
273	*	Landry’s Restaurants, Inc	4,892
253	*	Luby’s, Inc	997
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,893
13,780		McDonald’s Corp	919,401
300	*	O’Charleys, Inc	2,682
263	*	Papa John’s International, Inc	6,762
277	*	PF Chang’s China Bistro, Inc	12,224
150	*	Red Robin Gourmet Burgers, Inc	3,666
661	*	Ruby Tuesday, Inc	6,987
200	*	Ruth’s Chris Steak House, Inc	1,060
729	*	Sonic Corp	8,055
9,095	*	Starbucks Corp	220,735
20	*	Steak N Shake Co	7,625
602	*	Texas Roadhouse, Inc (Class A)	8,362
4,271		Wendy’s/Arby’s Group, Inc (Class A)	21,355
5,743		Yum! Brands, Inc	220,129

		TOTAL EATING AND DRINKING PLACES	1,748,325

EDUCATIONAL SERVICES - 0.2%
224	*	American Public Education, Inc	10,438
1,691	*	Apollo Group, Inc (Class A)	103,640
170	*	Bridgepoint Education, Inc	4,179
881	*	Career Education Corp	27,875
363	*	ChinaCast Education Corp	2,654
942	*	Corinthian Colleges, Inc	16,570
751		DeVry, Inc	48,965
277	*	Education Management Corp	6,066
228	*	Grand Canyon Education, Inc	5,960
437	*	ITT Educational Services, Inc	49,154
310	*	K12, Inc	6,885
92	*	Learning Tree International, Inc	1,294
335	*	Lincoln Educational Services Corp	8,476
203		Strayer Education, Inc	49,435
228	*	Universal Technical Institute, Inc	5,203

		TOTAL EDUCATIONAL SERVICES	346,794

ELECTRIC, GAS, AND SANITARY SERVICES - 4.0%
8,046	*	AES Corp	88,506
1,081		AGL Resources, Inc	41,781
2,021		Allegheny Energy, Inc	46,483
338		Allete, Inc	11,316
1,335		Alliant Energy Corp	44,402
2,997		Ameren Corp	78,162
200		American Ecology Corp	3,220
5,930		American Electric Power Co, Inc	202,687
225		American States Water Co	7,808
720		American Water Works Co, Inc	15,667
1,753		Aqua America, Inc	30,800
77		Artesian Resources Corp	1,360
1,066		Atmos Energy Corp	30,456
658		Avista Corp	13,627
446		Black Hills Corp	13,536

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

385		California Water Service Group	$14,480
4,146	*	Calpine Corp	49,296
4,582		Centerpoint Energy, Inc	65,798
110		Central Vermont Public Service Corp	2,219
250		CH Energy Group, Inc	10,210
107		Chesapeake Utilities Corp	3,189
355	*	Clean Energy Fuels Corp	8,087
345	*	Clean Harbors, Inc	19,168
757		Cleco Corp	20,098
2,920		CMS Energy Corp	45,143
98		Connecticut Water Service, Inc	2,280
3,410		Consolidated Edison, Inc	151,881
160		Consolidated Water Co, Inc	2,173
2,326		Constellation Energy Group, Inc	81,666
1,527	*	Covanta Holding Corp	25,440
456		Crosstex Energy, Inc	3,963
7,328		Dominion Resources, Inc	301,254
1,497		DPL, Inc	40,703
2,107		DTE Energy Co	93,972
16,001		Duke Energy Corp	261,136
5,637	*	Dynegy, Inc (Class A)	7,103
4,054		Edison International	138,525
8,722		El Paso Corp	94,546
600	*	El Paso Electric Co	12,360
769		Empire District Electric Co	13,857
866		Energen Corp	40,295
904		EnergySolutions, Inc	5,813
174	*	EnerNOC, Inc	5,164
2,458		Entergy Corp	199,958
8,154		Exelon Corp	357,226
3,794		FirstEnergy Corp	148,307
5,100		FPL Group, Inc	246,483
1,633		Great Plains Energy, Inc	30,325
1,196		Hawaiian Electric Industries, Inc	26,850
695		Idacorp, Inc	24,061
971		Integrys Energy Group, Inc	46,006
710		ITC Holdings Corp	39,050
250		Laclede Group, Inc	8,430
2,209		MDU Resources Group, Inc	47,670
287		MGE Energy, Inc	10,148
155		Middlesex Water Co	2,643
1,738	*	Mirant Corp	18,875
864		National Fuel Gas Co	43,675
528		New Jersey Resources Corp	19,832
675		Nicor, Inc	28,296
3,108		NiSource, Inc	49,106
2,336		Northeast Utilities	64,567
333		Northwest Natural Gas Co	15,518
435		NorthWestern Corp	11,662
3,121	*	NRG Energy, Inc	65,229
1,328		NSTAR	47,038
2,662		NV Energy, Inc	32,822
1,121		OGE Energy Corp	43,652
1,273		Oneok, Inc	58,112
240		Ormat Technologies, Inc	6,754
540		Otter Tail Corp	11,858

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

52		Pennichuck Corp	$1,223
2,652		Pepco Holdings, Inc	45,482
629	*	Perma-Fix Environmental Services	1,409
4,586		PG&E Corp	194,538
228	*	Pico Holdings, Inc	8,479
983		Piedmont Natural Gas Co, Inc	27,111
200	*	Pike Electric Corp	1,864
1,246		Pinnacle West Capital Corp	47,012
1,049		PNM Resources, Inc	13,144
906		Portland General Electric Co	17,495
4,695		PPL Corp	130,098
3,581		Progress Energy, Inc	140,948
6,300		Public Service Enterprise Group, Inc	185,976
2,092		Questar Corp	90,374
4,240	*	Reliant Energy, Inc	15,646
4,086		Republic Services, Inc	118,576
115		Resource America, Inc (Class A)	552
1,543		SCANA Corp	58,001
3,060		Sempra Energy	152,694
138		SJW Corp	3,508
510		South Jersey Industries, Inc	21,415
9,713		Southern Co	322,083
1,278		Southern Union Co	32,423
542		Southwest Gas Corp	16,217
303		Southwest Water Co	3,163
1,157	*	Stericycle, Inc	63,057
2,445		TECO Energy, Inc	38,851
1,529		UGI Corp	40,580
353		UIL Holdings Corp	9,708
432		Unisource Energy Corp	13,582
126		Unitil Corp	2,930
1,207		Vectren Corp	29,837
1,146	*	Waste Connections, Inc	38,918
6,103		Waste Management, Inc	210,126
229	*	Waste Services, Inc	2,265
1,310		Westar Energy, Inc	29,213
625		WGL Holdings, Inc	21,656
7,239		Williams Cos, Inc	167,221
1,446		Wisconsin Energy Corp	71,447
5,703		Xcel Energy, Inc	120,904
142		York Water Co	1,953

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,365,462

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.4%
348	*	A123 Systems, Inc	4,782
475	*	Acme Packet, Inc	9,158
313	*	Actel Corp	4,335
638		Acuity Brands, Inc	26,930
1,457	*	Adaptec, Inc	4,764
1,296	*	ADC Telecommunications, Inc	9,474
395	*	Advanced Analogic Technologies, Inc	1,379
1,882	*	Advanced Battery Technologies, Inc	7,340
504	*	Advanced Energy Industries, Inc	8,346
6,784	*	Advanced Micro Devices, Inc	62,888
298	*	Airvana, Inc	2,283
3,764		Altera Corp	91,503

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

544	*	American Superconductor Corp	$15,722
1,295		Ametek, Inc	53,691
1,245	*	Amkor Technology, Inc	8,802
2,144		Amphenol Corp (Class A)	90,455
891	*	Anadigics, Inc	4,330
3,722		Analog Devices, Inc	107,268
11,130	*	Apple Computer, Inc	2,614,770
891	*	Applied Micro Circuits Corp	7,689
144		Applied Signal Technology, Inc	2,820
1,549	*	Arris Group, Inc	18,603
525	*	Ascent Solar Technologies, Inc	2,021
841	*	Atheros Communications, Inc	32,555
5,300	*	Atmel Corp	26,659
395	*	ATMI, Inc	7,627
1,931	*	Avnet, Inc	57,930
583		AVX Corp	8,279
129		AZZ, Inc	4,367
542		Baldor Electric Co	20,271
100		Bel Fuse, Inc (Class B)	2,015
750	*	Benchmark Electronics, Inc	15,555
386	*	BigBand Networks, Inc	1,363
6,124		Broadcom Corp (Class A)	203,193
321	*	Ceradyne, Inc	7,283
234	*	Ceva, Inc	2,728
500	*	Checkpoint Systems, Inc	11,060
2,742	*	China BAK Battery, Inc	6,608
311	*	China Security & Surveillance Technology, Inc	2,392
1,099	*	Ciena Corp	16,749
72,009	*	Cisco Systems, Inc	1,874,393
330	*	Comtech Telecommunications Corp	10,557
1,286	*	Cree, Inc	90,303
300		CTS Corp	2,826
170		Cubic Corp	6,120
1,711	*	Cypress Semiconductor Corp	19,677
21,258	*	Dell, Inc	319,082
332	*	Diodes, Inc	7,437
633	*	Dolby Laboratories, Inc (Class A)	37,138
289	*	DSP Group, Inc	2,407
179	*	DTS, Inc	6,093
2,080		Eaton Corp	157,602
485	*	EchoStar Corp (Class A)	9,836
300	*	Electro Scientific Industries, Inc	3,843
834	*	EMCORE Corp	1,009
161	*	EMS Technologies, Inc	2,673
809	*	Energizer Holdings, Inc	50,773
585	*	Energy Conversion Devices, Inc	4,581
481	*	EnerSys	11,861
655	*	Entropic Communications, Inc	3,327
2,598	*	Evergreen Solar, Inc	2,936
520	*	Exar Corp	3,666
816	*	Exide Technologies	4,692
1,414	*	Fairchild Semiconductor International, Inc	15,059
618	*	First Solar, Inc	75,798
277		Franklin Electric Co, Inc	8,307
1,210	*	FuelCell Energy, Inc	3,412
233	*	Generac Holdings, Inc	3,264

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

228	*	Globecomm Systems, Inc	$1,753
191	*	GP Strategies Corp	1,597
1,560	*	GrafTech International Ltd	21,325
269	*	Greatbatch, Inc	5,700
474	*	GT Solar International, Inc	2,479
852		Harman International Industries, Inc	39,857
1,150	*	Harmonic, Inc	7,257
1,630		Harris Corp	77,409
670	*	Harris Stratex Networks, Inc (Class A)	4,442
334	*	Helen of Troy Ltd	8,704
29,854		Hewlett-Packard Co	1,586,739
1,161	*	Hexcel Corp	16,765
267	*	Hittite Microwave Corp	11,740
400	*	Imation Corp	4,404
1,220	*	Infinera Corp	10,394
1,945	*	Integrated Device Technology, Inc	11,923
69,743		Intel Corp	1,552,478
564	*	InterDigital, Inc	15,713
915	*	International Rectifier Corp	20,954
1,411		Intersil Corp (Class A)	20,826
217	*	IPG Photonics Corp	3,212
231	*	iRobot Corp	3,502
257	*	IXYS Corp	2,195
2,562	*	JDS Uniphase Corp	32,102
1,407		L-3 Communications Holdings, Inc	128,923
1,300	*	Lattice Semiconductor Corp	4,771
513		Lincoln Electric Holdings, Inc	27,871
2,683		Linear Technology Corp	75,875
261	*	Littelfuse, Inc	9,921
124	*	Loral Space & Communications, Inc	4,355
131		LSI Industries, Inc	893
7,838	*	LSI Logic Corp	47,969
6,444	*	Marvell Technology Group Ltd	131,329
3,678		Maxim Integrated Products, Inc	71,316
211	*	Maxwell Technologies, Inc	2,614
3,021	*	MEMC Electronic Materials, Inc	46,312
223	*	Mercury Computer Systems, Inc	3,060
447		Methode Electronics, Inc	4,425
797		Micrel, Inc	8,496
2,347		Microchip Technology, Inc	66,092
10,253	*	Micron Technology, Inc	106,529
1,063	*	Microsemi Corp	18,432
1,000	*	Microtune, Inc	2,730
625	*	Microvision, Inc	1,763
436	*	MIPS Technologies, Inc	1,945
1,592		Molex, Inc	33,209
407	*	Monolithic Power Systems, Inc	9,076
510	*	Moog, Inc (Class A)	18,064
28,500	*	Motorola, Inc	200,069
160	*	Multi-Fineline Electronix, Inc	4,122
58		National Presto Industries, Inc	6,897
2,758		National Semiconductor Corp	39,853
4,190	*	NetApp, Inc	136,426
660	*	Netlogic Microsystems, Inc	19,424
1,139	*	Novellus Systems, Inc	28,475
55	*	NVE Corp	2,492

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,683	*	Nvidia Corp	$116,151
634	*	Omnivision Technologies, Inc	10,892
4,849	*	ON Semiconductor Corp	38,792
1,006	*	Openwave Systems, Inc	2,314
252	*	Oplink Communications, Inc	4,672
205	*	OpNext, Inc	484
185	*	OSI Systems, Inc	5,189
232		Park Electrochemical Corp	6,668
265	*	Parkervision, Inc	451
304	*	Pericom Semiconductor Corp	3,256
2,295	*	Photronics, Inc	11,682
554		Plantronics, Inc	17,329
548	*	Plexus Corp	19,744
410	*	PLX Technology, Inc	2,161
2,504	*	PMC - Sierra, Inc	22,336
1,022	*	Polycom, Inc	31,253
314	*	Polypore International, Inc	5,482
94	*	Powell Industries, Inc	3,058
343		Power Integrations, Inc	14,132
1,100	*	Power-One, Inc	4,642
1,294	*	Powerwave Technologies, Inc	1,618
1,437	*	QLogic Corp	29,171
20,685		Qualcomm, Inc	868,562
1,317	*	Rambus, Inc	28,776
192		Raven Industries, Inc	5,662
420		Regal-Beloit Corp	24,952
3,137	*	RF Micro Devices, Inc	15,622
200	*	Rogers Corp	5,802
149	*	Rubicon Technology, Inc	3,010
2,742	*	SanDisk Corp	94,955
611	*	SatCon Technology Corp	1,485
334	*	Seachange International, Inc	2,398
1,033	*	Semtech Corp	18,005
495	*	ShoreTel, Inc	3,272
1,131	*	Silicon Image, Inc	3,416
583	*	Silicon Laboratories, Inc	27,792
1,350	*	Silicon Storage Technology, Inc	4,104
2,222	*	Skyworks Solutions, Inc	34,663
549	*	Smart Modular Technologies WWH, Inc	4,233
153	*	Spectrum Control, Inc	1,789
300	*	Standard Microsystems Corp	6,984
173	*	Stoneridge, Inc	1,711
1,166	*	Sunpower Corp (Class A)	22,037
100	*	Supertex, Inc	2,559
234		Sycamore Networks, Inc	4,706
396	*	Symmetricom, Inc	2,309
424	*	Synaptics, Inc	11,707
579		Technitrol, Inc	3,057
163	*	Techwell, Inc	3,048
806	*	Tekelec	14,637
557		Teleflex, Inc	35,687
4,811		Tellabs, Inc	36,419
770	*	Tessera Technologies, Inc	15,616
15,799		Texas Instruments, Inc	386,601
645	*	Thomas & Betts Corp	25,310
598	*	Trident Microsystems, Inc	1,041

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,986	*	Triquint Semiconductor, Inc	$13,902
433	*	TTM Technologies, Inc	3,845
60	*	Ultralife Corp	241
269	*	Universal Display Corp	3,166
166	*	Universal Electronics, Inc	3,708
5,438	*	US Geothermal, Inc	4,949
1,960	*	Utstarcom, Inc	5,468
581	*	Valence Technology, Inc	494
881	*	Varian Semiconductor Equipment Associates, Inc	29,179
315	*	Viasat, Inc	10,902
200	*	Vicor Corp	2,762
2,260	*	Vishay Intertechnology, Inc	23,120
288	*	Volterra Semiconductor Corp	7,229
958		Whirlpool Corp	83,586
223	*	White Electronic Designs Corp	1,561
3,571		Xilinx, Inc	91,061
743	*	Zix Corp	1,716
350	*	Zoltek Cos, Inc	3,374
619	*	Zoran Corp	6,660

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,422,184

ENGINEERING AND MANAGEMENT SERVICES - 0.7%
319	*	Accelrys, Inc	1,965
188	*	Advisory Board Co	5,922
1,142	*	Aecom Technology Corp	32,399
166	*	Affymax, Inc	3,889
1,697	*	Amylin Pharmaceuticals, Inc	38,166
556	*	Ariad Pharmaceuticals, Inc	1,890
100		CDI Corp	1,466
906	*	Celera Corp	6,433
205	*	comScore, Inc	3,421
117	*	Cornell Cos, Inc	2,142
387		Corporate Executive Board Co	10,290
167	*	CRA International, Inc	3,828
303		Diamond Management & Technology Consultants, Inc	2,379
641	*	Dyax Corp	2,186
723	*	eResearch Technology, Inc	4,996
1,296	*	Exelixis, Inc	7,867
172	*	Exponent, Inc	4,905
2,265		Fluor Corp	105,345
148	*	Franklin Covey Co	1,175
408	*	Furmanite Corp	2,118
692	*	Genpact Ltd	11,605
668	*	Gen-Probe, Inc	33,400
1,008	*	Hewitt Associates, Inc (Class A)	40,098
270	*	Hill International, Inc	1,574
279	*	Huron Consulting Group, Inc	5,664
106	*	ICF International, Inc	2,633
1,305	*	Incyte Corp	18,218
224	*	Infinity Pharmaceuticals, Inc	1,366
1,497	*	Insmed, Inc	1,766
1,170	*	Isis Pharmaceuticals, Inc	12,776
1,484	*	Jacobs Engineering Group, Inc	67,062
1,971		KBR, Inc	43,677
135	*	Kendle International, Inc	2,360
174		Landauer, Inc	11,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

954	*	Lexicon Pharmaceuticals, Inc	$1,412
588	*	Luminex Corp	9,896
241		MAXIMUS, Inc	14,684
317	*	Maxygen, Inc	2,083
2,762	*	McDermott International, Inc	74,353
80	*	Michael Baker Corp	2,758
1,132	*	Myriad Genetics, Inc	27,225
631	*	Navigant Consulting, Inc	7,654
387	*	Omnicell, Inc	5,430
3,989		Paychex, Inc	122,462
764	*	Regeneron Pharmaceuticals, Inc	20,238
367	*	Repligen Corp	1,490
514	*	Resources Connection, Inc	9,853
517	*	Rigel Pharmaceuticals, Inc	4,120
611	*	RTI Biologics, Inc	2,646
5,174	*	SAIC, Inc	91,580
410	*	Sangamo Biosciences, Inc	2,222
739	*	Savient Pharmaceuticals, Inc	10,679
805	*	Sequenom, Inc	5,080
1,022	*	Shaw Group, Inc	35,177
137	*	Stanley, Inc	3,876
299	*	Symyx Technologies, Inc	1,343
100	*	Tejon Ranch Co	3,052
728	*	Tetra Tech, Inc	16,773
512		Towers Watson & Co	24,320
76	*	Transcend Services, Inc	1,235
1,020	*	URS Corp	50,602
48		VSE Corp	1,976

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,050,548

FABRICATED METAL PRODUCTS - 0.6%
434	*	Alliant Techsystems, Inc	35,284
105		Ameron International Corp	6,603
816		Aptargroup, Inc	32,110
1,136		Ball Corp	60,640
93	*	Bway Holding Co	1,869
603	*	Chart Industries, Inc	12,060
170		CIRCOR International, Inc	5,646
1,329		Commercial Metals Co	20,015
593		Crane Co	21,052
1,900	*	Crown Holdings, Inc	51,224
270		Dynamic Materials Corp	4,217
686	*	Griffon Corp	8,548
190		Gulf Island Fabrication, Inc	4,133
69	*	Hawk Corp	1,346
5,554		Illinois Tool Works, Inc	263,036
155		Insteel Industries, Inc	1,657
153	*	Ladish Co, Inc	3,084
400	*	Mobile Mini, Inc	6,196
2,364		Mueller Water Products, Inc (Class A)	11,300
222	*	NCI Building Systems, Inc	2,451
1,937		Parker Hannifin Corp	125,401
1,158		Pentair, Inc	41,248
450		Quanex Building Products Corp	7,439
423		Silgan Holdings, Inc	25,477
459		Simpson Manufacturing Co, Inc	12,742

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

635	*	Smith & Wesson Holding Corp	$2,400
694		Snap-On, Inc	30,078
1,944		Stanley Works	111,605
228		Sturm Ruger & Co, Inc	2,734
122		Sun Hydraulics Corp	3,170
812	*	Taser International, Inc	4,758
1,216	*	Trimas Corp	7,892
255		Valmont Industries, Inc	21,122
341		Watts Water Technologies, Inc (Class A)	10,591

		TOTAL FABRICATED METAL PRODUCTS	959,128

FISHERIES - 0.0%
110	*	HQ Sustainable Maritime Industries, Inc	660

		TOTAL FISHERIES	660

FOOD AND KINDRED PRODUCTS - 3.9%
228	*	AgFeed Industries, Inc	1,001
97	*	American Dairy, Inc	1,858
255	*	American Italian Pasta Co	9,912
8,104		Archer Daniels Midland Co	234,206
226		B&G Foods, Inc (Class A)	2,368
100	*	Boston Beer Co, Inc (Class A)	5,226
1,707		Bunge Ltd	105,202
2,474		Campbell Soup Co	87,456
798	*	Central Garden and Pet Co (Class A)	7,310
77		Coca-Cola Bottling Co Consolidated	4,517
28,901		Coca-Cola Co	1,589,554
3,681		Coca-Cola Enterprises, Inc	101,816
5,617		ConAgra Foods, Inc	140,818
2,181	*	Constellation Brands, Inc (Class A)	35,856
902		Corn Products International, Inc	31,263
878	*	Darling International, Inc	7,867
2,385		Del Monte Foods Co	34,821
182		Diamond Foods, Inc	7,651
3,080		Dr Pepper Snapple Group, Inc	108,324
200		Farmer Bros Co	3,748
1,172		Flowers Foods, Inc	28,995
4,081		General Mills, Inc	288,894
3,917		H.J. Heinz Co	178,654
826	*	Hansen Natural Corp	35,832
1,986		Hershey Co	85,021
888		Hormel Foods Corp	37,305
125		Imperial Sugar Co	1,939
192		J&J Snack Foods Corp	8,346
1,542		J.M. Smucker Co	92,921
3,174		Kellogg Co	169,587
21,611		Kraft Foods, Inc (Class A)	653,517
293		Lancaster Colony Corp	17,275
400		Lance, Inc	9,252
107	*	M&F Worldwide Corp	3,274
1,744		McCormick & Co, Inc	66,900
2,620		Mead Johnson Nutrition Co	136,319
1,654		Molson Coors Brewing Co (Class B)	69,567
129		National Beverage Corp	1,434
211	*	Omega Protein Corp	1,213
195	*	Overhill Farms, Inc	1,137

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

149	*	Peet’s Coffee & Tea, Inc	$5,908
20,182		PepsiCo, Inc	1,335,241
760	*	Ralcorp Holdings, Inc	51,513
2,120		Reynolds American, Inc	114,438
246		Sanderson Farms, Inc	13,188
8,805		Sara Lee Corp	122,654
77	*	Seneca Foods Corp	2,242
718	*	Smart Balance, Inc	4,653
1,470	*	Smithfield Foods, Inc	30,488
379		Tootsie Roll Industries, Inc	10,245
383	*	TreeHouse Foods, Inc	16,802
3,645		Tyson Foods, Inc (Class A)	69,802

		TOTAL FOOD AND KINDRED PRODUCTS	6,185,330

FOOD STORES - 0.3%
15		Arden Group, Inc (Class A)	1,594
433	*	Dole Food Co, Inc	5,131
403	*	Great Atlantic & Pacific Tea Co, Inc	3,091
100		Ingles Markets, Inc (Class A)	1,503
8,137		Kroger Co	176,247
327	*	Panera Bread Co (Class A)	25,012
248	*	Pantry, Inc	3,098
520		Ruddick Corp	16,453
4,796		Safeway, Inc	119,229
2,644		Supervalu, Inc	44,102
91	*	Susser Holdings Corp	769
77		Village Super Market (Class A)	2,158
133		Weis Markets, Inc	4,836
1,632	*	Whole Foods Market, Inc	58,997
610	*	Winn-Dixie Stores, Inc	7,619

		TOTAL FOOD STORES	469,839

FORESTRY - 0.1%
1,092		Rayonier, Inc	49,610
2,676		Weyerhaeuser Co	121,142

		TOTAL FORESTRY	170,752

FURNITURE AND FIXTURES - 0.2%
111	*	Astronics Corp	1,089
279		Ethan Allen Interiors, Inc	5,756
642	*	Furniture Brands International, Inc	4,128
700		Herman Miller, Inc	12,642
759		Hill-Rom Holdings, Inc	20,652
567		HNI Corp	15,099
64		Hooker Furniture Corp	1,029
300		Kimball International, Inc (Class B)	2,085
744	*	Kinetic Concepts, Inc	35,571
500	*	La-Z-Boy, Inc	6,270
1,893		Leggett & Platt, Inc	40,965
4,339		Masco Corp	67,341
2,218	*	Sealy Corp	7,763
125	*	Stanley Furniture Co, Inc	1,270
838		Steelcase, Inc (Class A)	5,422
926	*	Tempur-Pedic International, Inc	27,928

		TOTAL FURNITURE AND FIXTURES	255,010

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
3,295	*	Bed Bath & Beyond, Inc	$144,189
1,973	*	GameStop Corp (Class A)	43,228
166		Haverty Furniture Cos, Inc	2,709
176	*	hhgregg, Inc	4,442
546		Knoll, Inc	6,143
2,440	*	Pier 1 Imports, Inc	15,543
1,485		RadioShack Corp	33,606
92	*	Rex Stores Corp	1,490
228	*	Tuesday Morning Corp	1,503
1,135		Williams-Sonoma, Inc	29,839

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	282,692

GENERAL BUILDING CONTRACTORS - 0.2%
100	*	Amrep Corp	1,453
39	*	Avatar Holdings, Inc	848
917	*	Beazer Homes USA, Inc	4,163
139		Brookfield Homes Corp	1,215
72	*	Cavco Industries, Inc	2,458
3,350		DR Horton, Inc	42,210
1,819	*	Hovnanian Enterprises, Inc (Class A)	7,913
919		KB Home	15,393
1,951		Lennar Corp (Class A)	33,577
385	*	M/I Homes, Inc	5,640
274		McGrath RentCorp	6,639
441		MDC Holdings, Inc	15,263
377	*	Meritage Homes Corp	7,917
79	*	NVR, Inc	57,393
313	*	Perini Corp	6,808
4,066	*	Pulte Homes, Inc	45,742
506		Ryland Group, Inc	11,355
1,250	*	Standard-Pacific Corp	5,650
390	*	Team, Inc	6,470
1,565	*	Toll Brothers, Inc	32,552

		TOTAL GENERAL BUILDING CONTRACTORS	310,659

GENERAL MERCHANDISE STORES - 1.9%
521	*	99 Cents Only Stores	8,492
961	*	Big Lots, Inc	35,000
687	*	BJ’s Wholesale Club, Inc	25,412
817		Casey’s General Stores, Inc	25,654
100	*	Conn’s, Inc	783
5,389		Costco Wholesale Corp	321,777
670		Dillard’s, Inc (Class A)	15,812
410	*	Dollar General Corp	10,353
1,890		Family Dollar Stores, Inc	69,193
480		Fred’s, Inc (Class A)	5,750
2,824		JC Penney Co, Inc	90,848
5,081		Macy’s, Inc	110,613
298	*	Retail Ventures, Inc	2,834
1,641	*	Saks, Inc	14,113
601	*	Sears Holdings Corp	65,166
200	*	Stein Mart, Inc	1,806
9,320		Target Corp	490,232

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,149		TJX Companies, Inc	$218,935
27,606		Wal-Mart Stores, Inc	1,534,894

		TOTAL GENERAL MERCHANDISE STORES	3,047,667

HEALTH SERVICES - 1.3%
312	*	Alliance Imaging, Inc	1,753
544	*	Allied Healthcare International, Inc	1,480
72	*	Almost Family, Inc	2,714
341	*	Amedisys, Inc	18,830
101		America Service Group, Inc	1,625
155	*	American Dental Partners, Inc	2,023
3,646		AmerisourceBergen Corp	105,442
451	*	Amsurg Corp	9,737
132	*	Assisted Living Concepts, Inc (A Shares)	4,335
273	*	Bio-Reference Labs, Inc	12,004
384	*	Brookdale Senior Living, Inc	7,999
123	*	China Sky One Medical, Inc	1,932
1,047	*	Community Health Systems, Inc	38,666
370	*	Continucare Corp	1,369
90	*	Corvel Corp	3,218
772	*	Covance, Inc	47,393
1,774	*	Coventry Health Care, Inc	43,853
296	*	Cross Country Healthcare, Inc	2,993
253	*	CryoLife, Inc	1,637
1,349	*	DaVita, Inc	85,527
693	*	Edwards Lifesciences Corp	68,524
280	*	eHealth, Inc	4,410
280	*	Emeritus Corp	5,698
270		Ensign Group, Inc	4,679
242	*	Enzo Biochem, Inc	1,457
3,410	*	Express Scripts, Inc	347,002
270	*	Genomic Health, Inc	4,749
245	*	Genoptix, Inc	8,695
549	*	Gentiva Health Services, Inc	15,526
295	*	Health Grades, Inc	1,876
2,818	*	Health Management Associates, Inc (Class A)	24,235
1,191	*	Healthsouth Corp	22,272
402	*	Healthways, Inc	6,460
1,809	*	Immunomedics, Inc	6,006
220	*	IPC The Hospitalist Co, Inc	7,724
402	*	Kindred Healthcare, Inc	7,256
1,388	*	Laboratory Corp of America Holdings	105,085
267	*	LHC Group, Inc	8,953
634	*	LifePoint Hospitals, Inc	23,319
853	*	Lincare Holdings, Inc	38,283
462	*	Magellan Health Services, Inc	20,088
3,395		McKesson Corp	223,119
164	*	Medcath Corp	1,717
5,965	*	Medco Health Solutions, Inc	385,100
100		National Healthcare Corp	3,538
1,110	*	Nektar Therapeutics	16,883
235	*	Nighthawk Radiology Holdings, Inc	747
252	*	NovaMed, Inc	857
336	*	Odyssey HealthCare, Inc	6,085
1,451		Omnicare, Inc	41,049

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

538	*	Pediatrix Medical Group, Inc	$31,306
1,248		Pharmaceutical Product Development, Inc	29,640
678	*	Psychiatric Solutions, Inc	20,204
1,977		Quest Diagnostics, Inc	115,239
300	*	RehabCare Group, Inc	8,181
798	*	Select Medical Holdings Corp	6,735
246	*	Skilled Healthcare Group, Inc (Class A)	1,518
597	*	Sun Healthcare Group, Inc	5,695
557	*	Sunrise Senior Living, Inc	2,852
193	*	Team Health Holdings, Inc	3,242
5,785	*	Tenet Healthcare Corp	33,090
1,256		Universal Health Services, Inc (Class B)	44,073
133	*	US Physical Therapy, Inc	2,314

		TOTAL HEALTH SERVICES	2,110,011

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
391	*	Broadwind Energy, Inc	1,748
250	*	Comverge, Inc	2,828
566		Granite Construction, Inc	17,104
670		Great Lakes Dredge & Dock Corp	3,518
111	*	LB Foster Co (Class A)	3,207
440	*	Matrix Service Co	4,734
209	*	MYR Group, Inc	3,409
434	*	Orion Marine Group, Inc	7,833
133	*	Sterling Construction Co, Inc	2,091

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	46,472

HOLDING AND OTHER INVESTMENT OFFICES - 3.0%
415		Acadia Realty Trust	7,412
497	*	Affiliated Managers Group, Inc	39,263
79		Agree Realty Corp	1,806
24		Alexander's, Inc	7,179
566		Alexandria Real Estate Equities, Inc	38,262
3,502	*	Allied Capital Corp	17,405
1,780		AMB Property Corp	48,487
628		American Campus Communities, Inc	17,370
269		American Capital Agency Corp	6,886
6,862		Annaly Mortgage Management, Inc	117,889
2,193		Anworth Mortgage Asset Corp	14,781
1,529		Apartment Investment & Management Co (Class A)	28,149
1,067	*	Ashford Hospitality Trust, Inc	7,650
167		Associated Estates Realty Corp	2,303
957		AvalonBay Communities, Inc	82,637
1,095		BioMed Realty Trust, Inc	18,111
1,754		Boston Properties, Inc	132,321
1,550		Brandywine Realty Trust	18,926
617		BRE Properties, Inc (Class A)	22,058
806		Camden Property Trust	33,554
137	*	Cape Bancorp, Inc	1,106
2,081		Capital Lease Funding, Inc	11,550
47		Capital Southwest Corp	4,271
1,156		Capstead Mortgage Corp	13,826
1,705		CBL & Associates Properties, Inc	23,359
1,405		Cedar Shopping Centers, Inc	11,114
65		Cherokee, Inc	1,170

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

328		Cogdell Spencer, Inc	$2,427
657		Colonial Properties Trust	8,462
691		Corporate Office Properties Trust	27,730
551		Cousins Properties, Inc	4,579
241		Danvers Bancorp, Inc	3,333
2,129		DCT Industrial Trust, Inc	11,135
2,671		Developers Diversified Realty Corp	32,506
1,348		DiamondRock Hospitality Co	13,628
919		Digital Realty Trust, Inc	49,810
1,381		Douglas Emmett, Inc	21,226
2,789		Duke Realty Corp	34,584
142		Dynex Capital, Inc	1,278
305		EastGroup Properties, Inc	11,511
231		Education Realty Trust, Inc	1,326
420		Entertainment Properties Trust	17,275
368		Equity Lifestyle Properties, Inc	19,828
415		Equity One, Inc	7,839
3,309		Equity Residential	129,547
331		Essex Property Trust, Inc	29,773
1,040		Extra Space Storage, Inc	13,187
697		Federal Realty Investment Trust	50,749
1,798	*	FelCor Lodging Trust, Inc	10,249
1,135	*	First Industrial Realty Trust, Inc	8,808
328		First Potomac Realty Trust	4,930
665		Franklin Street Properties Corp	9,596
404		Getty Realty Corp	9,454
239		Gladstone Capital Corp	2,820
105		Gladstone Commercial Corp	1,517
758		Glimcher Realty Trust	3,843
574	*	Gramercy Capital Corp	1,601
322	*	Harris & Harris Group, Inc	1,484
558		Hatteras Financial Corp	14,380
3,535		HCP, Inc	116,655
1,485		Health Care REIT, Inc	67,167
716		Healthcare Realty Trust, Inc	16,676
2,966		Hersha Hospitality Trust	15,364
856		Highwoods Properties, Inc	27,161
525	*	Hilltop Holdings, Inc	6,169
429		Home Properties, Inc	20,077
1,473		Hospitality Properties Trust	35,278
8,174		Host Marriott Corp	119,749
2,713		HRPT Properties Trust	21,107
843		Inland Real Estate Corp	7,713
352		Invesco Mortgage Capital, Inc	8,096
678		Investors Real Estate Trust	6,116
238	*	Ironwood Pharmaceuticals, Inc	3,218
18,549		iShares Russell 3000 Index Fund	1,276,356
1,595	*	iStar Financial, Inc	7,321
438		Kilroy Realty Corp	13,508
4,548		Kimco Realty Corp	71,131
715		Kite Realty Group Trust	3,382
1,040		LaSalle Hotel Properties	24,232
1,198		Lexington Corporate Properties Trust	7,799
1,259		Liberty Property Trust	42,730
249		LTC Properties, Inc	6,738

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,270		Macerich Co	$48,654
947		Mack-Cali Realty Corp	33,382
85		Main Street Capital Corp	1,327
950		Medical Properties Trust, Inc	9,956
3,378		MFA Mortgage Investments, Inc	24,862
339		Mid-America Apartment Communities, Inc	17,557
220		Mission West Properties, Inc	1,514
237		Monmouth Real Estate Investment Corp (Class A)	1,993
520		MVC Capital, Inc	7,056
464		National Health Investors, Inc	17,985
967		National Retail Properties, Inc	22,077
1,404		Nationwide Health Properties, Inc	49,351
835		NorthStar Realty Finance Corp	3,515
1,045		Omega Healthcare Investors, Inc	20,367
259		Parkway Properties, Inc	4,864
233	*	Pebblebrook Hotel Trust	4,900
759		Pennsylvania Real Estate Investment Trust	9,465
556		Piedmont Office Realty Trust, Inc	11,037
2,013		Plum Creek Timber Co, Inc	78,326
500		Post Properties, Inc	11,010
609		Potlatch Corp	21,339
5,894		Prologis	77,801
519		Prospect Capital Corp	6,306
235		PS Business Parks, Inc	12,549
1,687		Public Storage, Inc	155,186
1,238		RAIT Investment Trust	2,451
201		Ramco-Gershenson Properties	2,263
1,234		Realty Income Corp	37,871
936		Redwood Trust, Inc	14,433
1,155		Regency Centers Corp	43,278
500		Resource Capital Corp	3,380
173		Saul Centers, Inc	7,162
1,422		Senior Housing Properties Trust	31,497
3,017		Simon Property Group, Inc	253,125
929		SL Green Realty Corp	53,204
249		Sovran Self Storage, Inc	8,680
132	*	SRS Labs, Inc	1,312
470		Starwood Property Trust, Inc	9,071
2,314	*	Strategic Hotels & Resorts, Inc	9,835
236		Sun Communities, Inc	5,947
1,224	*	Sunstone Hotel Investors, Inc	13,672
594		Tanger Factory Outlet Centers, Inc	25,637
694		Taubman Centers, Inc	27,704
108	*	Terreno Realty Corp	2,131
1,811		UDR, Inc	31,946
200		Universal Health Realty Income Trust	7,068
213		Urstadt Biddle Properties, Inc (Class A)	3,368
1,389		U-Store-It Trust	10,001
1,860		Ventas, Inc	88,313
3,480		Virgin Media, Inc	60,065
56	*	Virtus Investment Partners, Inc	1,167
1,856		Vornado Realty Trust	140,498
745		WABCO Holdings, Inc	22,290
287		Walter Investment Management Corp	4,592

TIAA-CREF LIFE FUNDS - Stock Index Fund

fSHARES		COMPANY	VALUE

704		Washington Real Estate Investment Trust	$21,507
1,260		Weingarten Realty Investors	27,166
242		Winthrop Realty Trust	2,914

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,838,930

HOTELS AND OTHER LODGING PLACES - 0.4%
320		Ameristar Casinos, Inc	5,830
459	*	Bluegreen Corp	1,501
1,224	*	Boyd Gaming Corp	12,093
93	*	Chesapeake Lodging Trust	1,811
370		Choice Hotels International, Inc	12,880
424	*	Gaylord Entertainment Co	12,419
1,560	*	Great Wolf Resorts, Inc	4,961
540	*	Hyatt Hotels Corp	21,038
244	*	Isle of Capri Casinos, Inc	1,898
3,944	*	Las Vegas Sands Corp	83,416
200		Marcus Corp	2,598
3,620		Marriott International, Inc (Class A)	114,102
2,829	*	MGM Mirage	33,948
200	*	Monarch Casino & Resort, Inc	1,708
510	*	Morgans Hotel Group Co	3,269
925	*	Orient-Express Hotels Ltd (Class A)	13,117
183	*	Outdoor Channel Holdings, Inc	1,206
2,255		Starwood Hotels & Resorts Worldwide, Inc	105,173
378	*	Vail Resorts, Inc	15,154
2,126		Wyndham Worldwide Corp	54,702
807	*	Wynn Resorts Ltd	61,195

		TOTAL HOTELS AND OTHER LODGING PLACES	564,019

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.7%
8,676		3M Co	725,053
302	*	3PAR, Inc	3,020
129		Aaon, Inc	2,918
1,017		Actuant Corp (Class A)	19,882
1,294	*	AGCO Corp	46,416
800	*	Allis-Chalmers Energy, Inc	2,832
296	*	Altra Holdings, Inc	4,064
79		Ampco-Pittsburgh Corp	1,961
16,517		Applied Materials, Inc	222,649
89	*	Argan, Inc	1,157
200	*	Astec Industries, Inc	5,792
226		Black Box Corp	6,952
463	*	Blount International, Inc	4,797
100	*	Bolt Technology Corp	1,131
547		Briggs & Stratton Corp	10,667
5,585	*	Brocade Communications Systems, Inc	31,890
831	*	Brooks Automation, Inc	7,329
997		Bucyrus International, Inc (Class A)	65,792
741		Carlisle Cos, Inc	28,232
126		Cascade Corp	4,058
7,467		Caterpillar, Inc	469,301
1,000	*	Cirrus Logic, Inc	8,390
242	*	Colfax Corp	2,848
196	*	Columbus McKinnon Corp	3,111
347	*	Cray, Inc	2,065

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,541		Cummins, Inc	$157,415
705		Curtiss-Wright Corp	24,534
400	*	Cymer, Inc	14,920
5,234		Deere & Co	311,214
772		Diebold, Inc	24,519
944		Donaldson Co, Inc	42,593
2,320		Dover Corp	108,460
994	*	Dresser-Rand Group, Inc	31,231
452	*	Dril-Quip, Inc	27,500
25,180	*	EMC Corp	454,247
9,322		Emerson Electric Co	469,269
1,000	*	Emulex Corp	13,280
583	*	Ener1, Inc	2,758
507	*	ENGlobal Corp	1,404
215	*	EnPro Industries, Inc	6,252
1,363	*	Entegris, Inc	6,870
1,016	*	Extreme Networks, Inc	3,119
413	*	Flow International Corp	1,243
686		Flowserve Corp	75,645
1,493	*	FMC Technologies, Inc	96,493
190	*	Fuel Tech, Inc	1,524
655		Gardner Denver, Inc	28,846
132,190		General Electric Co	2,405,858
194		Gorman-Rupp Co	4,935
771		Graco, Inc	24,672
128		Graham Corp	2,303
140	*	Harbin Electric, Inc	3,023
60	*	Hurco Cos, Inc	1,010
939		IDEX Corp	31,081
289	*	Immersion Corp	1,445
745	*	Intermec, Inc	10,564
16,495		International Business Machines Corp	2,115,484
3,589		International Game Technology	66,217
278	*	Intevac, Inc	3,842
301	*	Isilon Systems, Inc	2,592
2,308		ITT Industries, Inc	123,732
2,356		Jabil Circuit, Inc	38,144
308		John Bean Technologies Corp	5,402
8,451		Johnson Controls, Inc	278,798
1,261		Joy Global, Inc	71,373
85	*	Kadant, Inc	1,225
428		Kaydon Corp	16,093
1,089		Kennametal, Inc	30,623
631	*	Kulicke & Soffa Industries, Inc	4,575
1,524	*	Lam Research Corp	56,876
560		Lennox International, Inc	24,819
1,041	*	Lexmark International, Inc (Class A)	37,559
136		Lindsay Manufacturing Co	5,632
200		Lufkin Industries, Inc	15,830
1,769		Manitowoc Co, Inc	22,997
171		Met-Pro Corp	1,676
1,000	*	Micros Systems, Inc	32,880
218	*	Middleby Corp	12,555
500	*	Modine Manufacturing Co	5,620

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

66		Nacco Industries, Inc (Class A)	$4,894
136	*	Natural Gas Services Group, Inc	2,158
572	*	Netezza Corp	7,316
400	*	Netgear, Inc	10,440
407		Nordson Corp	27,643
3,810		Northrop Grumman Corp	249,822
597	*	Oil States International, Inc	27,068
1,415		Pall Corp	57,293
2,991	*	Palm, Inc	11,246
2,732		Pitney Bowes, Inc	66,797
144	*	PMFG, Inc	1,905
2,574	*	Quantum Corp	6,770
301	*	Rackable Systems, Inc	3,218
4,879		Raytheon Co	278,688
262	*	RBC Bearings, Inc	8,350
113	*	Rimage Corp	1,634
659	*	Riverbed Technology, Inc	18,716
310		Robbins & Myers, Inc	7,384
219	*	Safeguard Scientifics, Inc	2,847
200	*	Sauer-Danfoss, Inc	2,656
321	*	Scansource, Inc	9,238
774	*	Scientific Games Corp (Class A)	10,898
6,221		Seagate Technology, Inc	113,595
373	*	Sigma Designs, Inc	4,375
608		SPX Corp	40,323
100		Standex International Corp	2,577
329	*	STEC, Inc	3,941
258	*	Super Micro Computer, Inc	4,458
142	*	T-3 Energy Services, Inc	3,488
208	*	Tecumseh Products Co (Class A)	2,552
200		Tennant Co	5,478
2,098	*	Teradata Corp	60,611
1,277	*	Terex Corp	29,001
3,493		Textron, Inc	74,156
1,171		Timken Co	35,142
442		Toro Co	21,733
100		Twin Disc, Inc	1,222
283	*	Ultratech, Inc	3,849
1,562	*	Varian Medical Systems, Inc	86,425
876	*	VeriFone Holdings, Inc	17,704
390		Watsco, Inc	22,183
2,844	*	Western Digital Corp	110,888
728		Woodward Governor Co	23,281
16,550		Xerox Corp	161,363
762	*	Zebra Technologies Corp (Class A)	22,555

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,712,959

INSTRUMENTS AND RELATED PRODUCTS - 3.3%
247	*	Abaxis, Inc	6,716
400	*	Abiomed, Inc	4,132
419	*	Accuray, Inc	2,552
766	*	Affymetrix, Inc	5,622
410	*	AGA Medical Holdings, Inc	6,663
4,310	*	Agilent Technologies, Inc	148,221
700	*	Align Technology, Inc	13,538

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,787		Allergan, Inc	$247,366
346	*	Alphatec Holdings, Inc	2,204
848	*	American Medical Systems Holdings, Inc	15,756
157		American Science & Engineering, Inc	11,762
150		Analogic Corp	6,410
200	*	Anaren, Inc	2,848
275	*	Angiodynamics, Inc	4,296
166	*	Argon ST, Inc	4,417
18		Atrion Corp	2,575
554	*	ATS Medical, Inc	1,440
306		Badger Meter, Inc	11,784
1,232		Bard (C.R.), Inc	106,716
7,504		Baxter International, Inc	436,732
877		Beckman Coulter, Inc	55,076
2,990		Becton Dickinson & Co	235,403
292	*	Bio-Rad Laboratories, Inc (Class A)	30,228
18,960	*	Boston Scientific Corp	136,891
201	*	Bovie Medical Corp	1,256
692	*	Bruker BioSciences Corp	10,138
146		Cantel Medical Corp	2,898
223	*	Cardiac Science Corp	417
291	*	CardioNet, Inc	2,226
2,135	*	CareFusion Corp	56,428
609	*	Cepheid, Inc	10,645
370	*	Clarient, Inc	969
271	*	Coherent, Inc	8,661
200		Cohu, Inc	2,754
450	*	Conmed Corp	10,715
546		Cooper Cos, Inc	21,228
158	*	Cutera, Inc	1,638
327	*	Cyberonics, Inc	6,265
85	*	Cynosure, Inc (Class A)	955
3,209		Danaher Corp	256,430
273	*	Delcath Systems, Inc	2,211
1,982		Dentsply International, Inc	69,073
567	*	Depomed, Inc	2,013
549	*	DexCom, Inc	5,342
269	*	Dionex Corp	20,116
82	*	DXP Enterprises, Inc	1,047
3,150		Eastman Kodak Co	18,239
208	*	Electro-Optical Sciences, Inc	1,543
536	*	Endologix, Inc	2,165
317		ESCO Technologies, Inc	10,084
453	*	Esterline Technologies Corp	22,392
801	*	ev3, Inc	12,704
78	*	Exactech, Inc	1,636
163	*	FARO Technologies, Inc	4,197
451	*	FEI Co	10,332
1,836	*	Flir Systems, Inc	51,775
593	*	Formfactor, Inc	10,532
565	*	Fossil, Inc	21,323
1,434		Garmin Ltd	55,180
360	*	Haemonetics Corp	20,574
259	*	Hanger Orthopedic Group, Inc	4,709
302	*	Harvard Bioscience, Inc	1,169

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

153	*	Herley Industries, Inc	$2,243
968		Hillenbrand, Inc	21,286
3,134	*	Hologic, Inc	58,104
154	*	ICU Medical, Inc	5,305
276	*	II-VI, Inc	9,340
1,594	*	Illumina, Inc	62,007
718	*	Insulet Corp	10,835
289	*	Integra LifeSciences Holdings Corp	12,667
487	*	Intuitive Surgical, Inc	169,539
316		Invacare Corp	8,387
900	*	ION Geophysical Corp	4,428
205	*	IRIS International, Inc	2,093
394	*	ISTA Pharmaceuticals, Inc	1,604
477	*	Itron, Inc	34,616
345	*	Ixia	3,198
66	*	Kensey Nash Corp	1,557
2,049		Kla-Tencor Corp	63,355
800	*	Kopin Corp	2,960
27	*	K-Tron International, Inc	4,049
172	*	KVH Industries, Inc	2,269
908	*	L-1 Identity Solutions, Inc	8,108
138	*	LaBarge, Inc	1,525
161	*	MAKO Surgical Corp	2,170
611		Masimo Corp	16,222
114	*	Measurement Specialties, Inc	1,677
147	*	Medical Action Industries, Inc	1,804
13,866		Medtronic, Inc	624,385
310	*	Merit Medical Systems, Inc	4,728
474	*	Mettler-Toledo International, Inc	51,761
167	*	Micrus Endovascular Corp	3,293
681	*	Millipore Corp	71,914
352		Mine Safety Appliances Co	9,842
550	*	MKS Instruments, Inc	10,775
200		Movado Group, Inc	2,256
221		MTS Systems Corp	6,416
650		National Instruments Corp	21,678
316	*	Natus Medical, Inc	5,028
250	*	Neogen Corp	6,275
407	*	Newport Corp	5,088
440	*	NuVasive, Inc	19,888
222	*	NxStage Medical, Inc	2,542
181	*	Orthofix International NV	6,585
720	*	Orthovita, Inc	3,067
42	*	OYO Geospace Corp	2,008
200	*	Palomar Medical Technologies, Inc	2,172
1,408		PerkinElmer, Inc	33,651
910	*	Resmed, Inc	57,922
119	*	Rochester Medical Corp	1,526
1,711		Rockwell Automation, Inc	96,432
2,012		Rockwell Collins, Inc	125,931

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

176	*	Rockwell Medical Technologies, Inc	$1,017
324	*	Rofin-Sinar Technologies, Inc	7,329
1,157		Roper Industries, Inc	66,921
351	*	Rudolph Technologies, Inc	3,008
182	*	Sirona Dental Systems, Inc	6,921
142	*	Somanetics Corp	2,718
166	*	SonoSite, Inc	5,330
330	*	Spectranetics Corp	2,280
4,316	*	St. Jude Medical, Inc	177,172
650	*	Star Scientific, Inc	1,658
300	*	Stereotaxis, Inc	1,503
774		STERIS Corp	26,053
4,206		Stryker Corp	240,666
376	*	Symmetry Medical, Inc	3,775
146	*	Synovis Life Technologies, Inc	2,267
498		Techne Corp	31,718
433	*	Teledyne Technologies, Inc	17,870
2,014	*	Teradyne, Inc	22,496
5,187	*	Thermo Electron Corp	266,818
682	*	Thoratec Corp	22,813
144	*	Trans1, Inc	468
1,441	*	Trimble Navigation Ltd	41,386
37		Utah Medical Products, Inc	1,041
379	*	Varian, Inc	19,625
200	*	Vascular Solutions, Inc	1,798
512	*	Veeco Instruments, Inc	22,272
200	*	Vital Images, Inc	3,234
842	*	Vivus, Inc	7,342
541	*	Volcano Corp	13,071
1,272	*	Waters Corp	85,911
456	*	Wright Medical Group, Inc	8,103
68		Young Innovations, Inc	1,915
2,539	*	Zimmer Holdings, Inc	150,309
255	*	Zoll Medical Corp	6,722
198	*	Zygo Corp	1,828

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,203,196

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
3,488		AON Corp	148,972
1,302		Arthur J. Gallagher & Co	31,964
1,536		Brown & Brown, Inc	27,525
245	*	Crawford & Co (Class B)	997
5,543		Hartford Financial Services Group, Inc	157,532
212		Life Partners Holdings, Inc	4,700
6,518		Marsh & McLennan Cos, Inc	159,170
667	*	National Financial Partners Corp	9,405
1,205	*	Verisk Analytics, Inc	33,981
95		White Mountains Insurance Group Ltd	33,725

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	607,971

INSURANCE CARRIERS - 3.5%
5,617		Aetna, Inc	197,213
5,792		Aflac, Inc	314,448
63	*	Alleghany Corp	18,390
599		Allied World Assurance Holdings Ltd	26,865
6,738		Allstate Corp	217,705
3,600	*	Ambac Financial Group, Inc	2,004
629		American Equity Investment Life Holding Co	6,699
1,036		American Financial Group, Inc	29,474
1,598	*	American International Group, Inc	54,556
185		American National Insurance Co	21,005
173		American Physicians Capital, Inc	5,527
75		American Physicians Service Group, Inc	1,875
118	*	American Safety Insurance Holdings Ltd	1,958
654	*	AMERIGROUP Corp	21,739

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

202	*	Amerisafe, Inc	$3,307
398		Amtrust Financial Services, Inc	5,552
607	*	Arch Capital Group Ltd	46,284
374		Argo Group International Holdings Ltd	12,189
961		Aspen Insurance Holdings Ltd	27,715
1,422		Assurant, Inc	48,888
1,517		Assured Guaranty Ltd	33,328
1,691		Axis Capital Holdings Ltd	52,861
125		Baldwin & Lyons, Inc (Class B)	3,011
582	*	Catalyst Health Solutions, Inc	24,083
522	*	Centene Corp	12,549
4,182		Chubb Corp	216,837
3,324		Cigna Corp	121,592
1,945		Cincinnati Financial Corp	56,211
387	*	Citizens, Inc (Class A)	2,674
303	*	CNA Financial Corp	8,096
198	*	CNA Surety Corp	3,522
3,364	*	Conseco, Inc	20,924
476		Delphi Financial Group, Inc (Class A)	11,976
143		Donegal Group, Inc (Class A)	2,075
99		Eastern Insurance Holdings, Inc	1,004
60		EMC Insurance Group, Inc	1,351
620		Employers Holdings, Inc	9,207
597		Endurance Specialty Holdings Ltd	22,179
76	*	Enstar Group Ltd	5,256
363		Erie Indemnity Co (Class A)	15,656
813		Everest Re Group Ltd	65,796
155		FBL Financial Group, Inc (Class A)	3,794
2,808		Fidelity National Title Group, Inc (Class A)	41,615
180	*	First Acceptance Corp	367
1,122		First American Corp	37,968
136		First Mercury Financial Corp	1,772
472		Flagstone Reinsurance Holdings Ltd	5,409
315	*	Fpic Insurance Group, Inc	8,540
6,029	*	Genworth Financial, Inc (Class A)	110,572
327	*	Greenlight Capital Re Ltd (Class A)	8,724
600		Hanover Insurance Group, Inc	26,166
168		Harleysville Group, Inc	5,672
1,378		HCC Insurance Holdings, Inc	38,033
1,227	*	Health Net, Inc	30,515
627	*	Healthspring, Inc	11,035
467		Horace Mann Educators Corp	7,033
2,014	*	Humana, Inc	94,195
205		Infinity Property & Casualty Corp	9,315
77		Kansas City Life Insurance Co	2,432
2,240	*	Leucadia National Corp	55,574
3,641		Lincoln National Corp	111,779
4,032		Loews Corp	150,313
553		Maiden Holdings Ltd	4,087
136	*	Markel Corp	50,954
576		Max Re Capital Ltd	13,242
1,717	*	MBIA, Inc	10,766
694		Meadowbrook Insurance Group, Inc	5,483
65		Mercer Insurance Group, Inc	1,170
303		Mercury General Corp	13,247
7,136		Metlife, Inc	309,274
478	*	Metropolitan Health Networks, Inc	1,544
1,766	*	MGIC Investment Corp	19,373
159	*	Molina Healthcare, Inc	4,002
1,041		Montpelier Re Holdings Ltd	17,499
173		National Interstate Corp	3,583
27		National Western Life Insurance Co (Class A)	4,977
149	*	Navigators Group, Inc	5,860
65		NYMAGIC, Inc	1,380

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,692		Old Republic International Corp	$34,135
313		OneBeacon Insurance Group Ltd (Class A)	5,399
1,024		PartnerRe Ltd	81,633
2,511	*	Phoenix Cos, Inc	6,077
654		Platinum Underwriters Holdings Ltd	24,250
400	*	PMA Capital Corp (Class A)	2,456
973	*	PMI Group, Inc	5,274
200		Presidential Life Corp	1,994
499	*	Primus Guaranty Ltd	2,096
3,954		Principal Financial Group	115,496
400	*	ProAssurance Corp	23,416
8,466		Progressive Corp	161,616
1,036		Protective Life Corp	22,782
5,716		Prudential Financial, Inc	345,818
1,495		Radian Group, Inc	23,382
958		Reinsurance Group of America, Inc (Class A)	50,314
835		RenaissanceRe Holdings Ltd	47,395
224		RLI Corp	12,772
200		Safety Insurance Group, Inc	7,534
257		SeaBright Insurance Holdings, Inc	2,830
656		Selective Insurance Group, Inc	10,890
628		Stancorp Financial Group, Inc	29,912
200		State Auto Financial Corp	3,590
200		Stewart Information Services Corp	2,760
440	*	Symetra Financial Corp	5,799
1,044		Torchmark Corp	55,864
503		Tower Group, Inc	11,152
334		Transatlantic Holdings, Inc	17,635
6,433		Travelers Cos, Inc	346,995
246	*	Triple-S Management Corp (Class B)	4,367
515	*	United America Indemnity Ltd (Class A)	4,929
234		United Fire & Casualty Co	4,210
14,735		UnitedHealth Group, Inc	481,391
500		Unitrin, Inc	14,025
417	*	Universal American Financial Corp	6,422
4,248		UnumProvident Corp	105,223
1,319		Validus Holdings Ltd	36,312
1,629		W.R. Berkley Corp	42,501
481	*	WellCare Health Plans, Inc	14,334
5,744	*	WellPoint, Inc	369,798
15		Wesco Financial Corp	5,783
4,131		XL Capital Ltd (Class A)	78,076
448		Zenith National Insurance Corp	17,167

		TOTAL INSURANCE CARRIERS	5,626,649

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
160	*	China Fire & Security Group, Inc	2,075
1,411	*	Corrections Corp of America	28,023
620	*	Geo Group, Inc	12,288

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	42,386

LEATHER AND LEATHER PRODUCTS - 0.1%
3,983		Coach, Inc	157,408
1,770	*	CROCS, Inc	15,523
349	*	Genesco, Inc	10,822
973	*	Iconix Brand Group, Inc	14,945

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

187	*	Steven Madden Ltd	$9,126
558	*	Timberland Co (Class A)	11,908
60		Weyco Group, Inc	1,411
600		Wolverine World Wide, Inc	17,496

		TOTAL LEATHER AND LEATHER PRODUCTS	238,639

LEGAL SERVICES - 0.0%
621	*	FTI Consulting, Inc	24,418
154	*	Pre-Paid Legal Services, Inc	5,829

		TOTAL LEGAL SERVICES	30,247

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
468	*	Emergency Medical Services Corp (Class A)	26,465

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	26,465

LUMBER AND WOOD PRODUCTS - 0.0%
125		American Woodmark Corp	2,424
127		Deltic Timber Corp	5,594
2,427	*	Louisiana-Pacific Corp	21,965
100		Skyline Corp	1,860
233		Universal Forest Products, Inc	8,975

		TOTAL LUMBER AND WOOD PRODUCTS	40,818

METAL MINING - 0.7%
594	*	Allied Nevada Gold Corp	9,843
1,584		Cleveland-Cliffs, Inc	112,385
1,061	*	Coeur d'Alene Mines Corp	15,894
5,141		Freeport-McMoRan Copper & Gold, Inc (Class B)	429,478
3,842	*	Hecla Mining Co	21,016
5,915		Newmont Mining Corp	301,251
801	*	Paramount Gold and Silver Corp	1,113
1,191	*	Patriot Coal Corp	24,368
607	*	Rosetta Resources, Inc	14,295
576		Royal Gold, Inc	26,617
690	*	ShengdaTech, Inc	5,168
2,136		Southern Copper Corp (NY)	67,647
656	*	Stillwater Mining Co	8,515
2,750	*	Uranerz Energy Corp	5,115
1,134	*	US Gold Corp	3,062

		TOTAL METAL MINING	1,045,767

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
213	*	Armstrong World Industries, Inc	7,734
75		Blyth, Inc	2,344
806		Callaway Golf Co	7,109
423		Daktronics, Inc	3,223
1,469		Hasbro, Inc	56,233
498	*	Intrepid Potash, Inc	15,104
311	*	Jakks Pacific, Inc	4,059
1,061		Jarden Corp	35,321
256	*	Leapfrog Enterprises, Inc	1,677
4,278		Mattel, Inc	97,281
63		Oil-Dri Corp of America	1,218
191	*	RC2 Corp	2,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

646	*	Shuffle Master, Inc	$5,291
100	*	Steinway Musical Instruments, Inc	1,883

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	241,336

MISCELLANEOUS RETAIL - 1.7%
198	*	1-800-FLOWERS.COM, Inc (Class A)	497
4,107	*	Amazon.com, Inc	557,443
409		Barnes & Noble, Inc	8,843
4,236		Best Buy Co, Inc	180,199
334		Big 5 Sporting Goods Corp	5,083
158	*	Blue Nile, Inc	8,693
792	*	Borders Group, Inc	1,362
200	*	Build-A-Bear Workshop, Inc	1,424
535	*	Cabela's, Inc	9,357
400		Cash America International, Inc	15,792
700	*	CKX, Inc	4,291
657	*	Coldwater Creek, Inc	4,560
18,034		CVS Corp	659,323
1,038	*	Dick's Sporting Goods, Inc	27,102
1,067	*	Dollar Tree, Inc	63,188
969	*	Drugstore.Com	3,459
545	*	Ezcorp, Inc (Class A)	11,227
307	*	Fuqi International, Inc	3,346
171		Gaiam, Inc (Class A)	1,419
324	*	GSI Commerce, Inc	8,965
373	*	Hibbett Sports, Inc	9,541
475	*	HSN, Inc	13,984
317	*	Jo-Ann Stores, Inc	13,308
343	*	KAR Auction Services, Inc	5,166
145	*	Kirkland's, Inc	3,045
497		MSC Industrial Direct Co (Class A)	25,208
473		Nutri/System, Inc	8,424
3,305	*	Office Depot, Inc	26,374
1,219	*	OfficeMax, Inc	20,016
176	*	Overstock.com, Inc	2,860
1,486		Petsmart, Inc	47,493
568	*	Priceline.com, Inc	144,840
145		Pricesmart, Inc	3,371
7,015	*	Rite Aid Corp	10,523
254	*	Shutterfly, Inc	6,119
1,056		Signet Jewelers Ltd	34,151
192	*	Stamps.com, Inc	1,939
9,065		Staples, Inc	212,030
220		Systemax, Inc	4,783
1,496		Tiffany & Co	71,045
12,295		Walgreen Co	456,022
724		World Fuel Services Corp	19,287
490	*	Zale Corp	1,343
155	*	Zumiez, Inc	3,176

		TOTAL MISCELLANEOUS RETAIL	2,719,621

MOTION PICTURES - 0.9%
159	*	Ascent Media Corp (Series A)	4,333
424	*	Avid Technology, Inc	5,843
136	*	Carmike Cinemas, Inc	1,886
363		Cinemark Holdings, Inc	6,657

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,593	*	Discovery Communications, Inc (Class C)	$105,670
1,016	*	DreamWorks Animation SKG, Inc (Class A)	40,020
460		National CineMedia, Inc	7,940
28,260		News Corp (Class A)	407,227
1,242		Regal Entertainment Group (Class A)	21,822
114	*	Rentrak Corp	2,457
1,285	*	Rovi Corp	47,712
1,205		Scripps Networks Interactive (Class A)	53,442
14,832		Time Warner, Inc	463,796
1,772	*	tw telecom inc (Class A)	32,162
6,776	*	Viacom, Inc (Class B)	232,959

		TOTAL MOTION PICTURES	1,433,926

NONDEPOSITORY INSTITUTIONS - 0.8%
700		Advance America Cash Advance Centers, Inc	4,074
3,771	*	American Capital Ltd	19,157
12,581		American Express Co	519,092
1,135	*	AmeriCredit Corp	26,968
2,178		Apollo Investment Corp	27,726
1,631		Ares Capital Corp	24,204
400	*	Boise, Inc	2,452
5,607		Capital One Financial Corp	232,186
3,675		CapitalSource, Inc	20,543
8,107		Chimera Investment Corp	31,536
218		CompuCredit Corp	1,125
103	*	Credit Acceptance Corp	4,248
523		Cypress Sharpridge Investments, Inc	6,998
6,791		Discover Financial Services	101,186
92	*	Doral Financial Corp	397
161	*	Encore Capital Group, Inc	2,648
250	*	First Cash Financial Services, Inc	5,393
641	*	First Marblehead Corp	1,820
252		Gladstone Investment Corp	1,507
2,290	*	GLG Partners, Inc	7,030
954	*	Heckmann Corp	5,533
426		Hercules Technology Growth Capital, Inc	4,511
276	*	Information Services Group, Inc	941
187		Kohlberg Capital Corp	1,058
1,154		Lender Processing Services, Inc	43,564
778	*	MCG Capital Corp	4,053
175		Medallion Financial Corp	1,393
289	*	Mercadolibre, Inc	13,933
200		Nelnet, Inc (Class A)	3,712
300		NGP Capital Resources Co	2,556
468	*	Ocwen Financial Corp	5,190
222		PennantPark Investment Corp	2,300
639	*	PHH Corp	15,061
5,641	*	SLM Corp	70,625
69		Solar Capital Ltd	1,459
42		Student Loan Corp	1,492
330		TICC Capital Corp	2,175
63	*	Tree.com, Inc	576
90		Triangle Capital Corp	1,264
199	*	World Acceptance Corp	7,180

		TOTAL NONDEPOSITORY INSTITUTIONS	1,228,866

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
292		AMCOL International Corp	$7,942
404		Compass Minerals International, Inc	32,413
1,260	*	General Moly, Inc	4,183
1,507		Vulcan Materials Co	71,191

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	115,729

OIL AND GAS EXTRACTION - 4.4%
6,233		Anadarko Petroleum Corp	453,949
4,156		Apache Corp	421,834
280		APCO Argentina, Inc	7,577
104	*	Approach Resources, Inc	944
463	*	Arena Resources, Inc	15,464
834		Atlas America, Inc	25,954
643	*	ATP Oil & Gas Corp	12,095
675	*	Atwood Oceanics, Inc	23,375
3,949		Baker Hughes, Inc	184,971
448	*	Basic Energy Services, Inc	3,454
677		Berry Petroleum Co (Class A)	19,064
463	*	Bill Barrett Corp	14,219
3,510		BJ Services Co	75,114
979	*	Boots & Coots, Inc	2,379
1,531	*	Brigham Exploration Co	24,419
610	*	Bronco Drilling Co, Inc	2,867
1,249		Cabot Oil & Gas Corp	45,963
630	*	Cal Dive International, Inc	4,618
2,896	*	Cameron International Corp	124,123
532	*	Carrizo Oil & Gas, Inc	12,209
599	*	Cheniere Energy, Inc	1,851
7,765		Chesapeake Energy Corp	183,565
1,008		Cimarex Energy Co	59,855
90	*	Clayton Williams Energy, Inc	3,148
473	*	CNX Gas Corp	17,998
897	*	Cobalt International Energy, Inc	12,199
703	*	Complete Production Services, Inc	8,120
599	*	Comstock Resources, Inc	19,048
1,010	*	Concho Resources, Inc	50,864
255	*	Contango Oil & Gas Co	13,043
340	*	Continental Resources, Inc	14,467
80	*	Dawson Geophysical Co	2,339
3,577	*	Delta Petroleum Corp	5,044
5,065	*	Denbury Resources, Inc	85,447
5,531		Devon Energy Corp	356,362
893		Diamond Offshore Drilling, Inc	79,307
1,293	*	Endeavour International Corp	1,642
404	*	Energy Recovery, Inc	2,545
3,152		EOG Resources, Inc	292,947
1,581		Equitable Resources, Inc	64,821
1,767		EXCO Resources, Inc	32,477
747	*	Exterran Holdings, Inc	18,055
1,348	*	Forest Oil Corp	34,805
386	*	FX Energy, Inc	1,324
310	*	Geokinetics, Inc	2,235
60	*	Georesources, Inc	916
1,315	*	Global Industries Ltd	8,442
827	*	GMX Resources, Inc	6,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

321	*	Goodrich Petroleum Corp	$5,020
520	*	Gulfport Energy Corp	5,845
11,142		Halliburton Co	335,708
318	*	Harvest Natural Resources, Inc	2,395
1,183	*	Helix Energy Solutions Group, Inc	15,414
1,235		Helmerich & Payne, Inc	47,029
1,501	*	Hercules Offshore, Inc	6,469
13	*	Isramco, Inc	852
107		Kayne Anderson Energy Development Co	1,729
1,423	*	Key Energy Services, Inc	13,590
1,087	*	Mariner Energy, Inc	16,272
974	*	McMoRan Exploration Co	14,250
3,362	*	Nabors Industries Ltd	65,996
5,199		National Oilwell Varco, Inc	210,975
1,602	*	Newfield Exploration Co	83,384
1,970	*	Newpark Resources, Inc	10,343
2,144		Noble Energy, Inc	156,512
226	*	Northern Oil And Gas, Inc	3,582
10,037		Occidental Petroleum Corp	848,528
641	*	Oceaneering International, Inc	40,697
2,675	*	Oilsands Quest, Inc	1,977
85		Panhandle Oil and Gas, Inc (Class A)	2,009
2,200	*	Parker Drilling Co	10,846
1,800		Patterson-UTI Energy, Inc	25,146
551		Penn Virginia Corp	13,500
3,628	*	PetroHawk Energy Corp	73,576
165	*	Petroleum Development Corp	3,823
1,315	*	Petroquest Energy, Inc	6,614
568	*	Pioneer Drilling Co	3,999
1,382		Pioneer Natural Resources Co	77,834
1,680	*	Plains Exploration & Production Co	50,383
2,036	*	Pride International, Inc	61,304
1,420	*	Quicksilver Resources, Inc	19,979
2,000		Range Resources Corp	93,740
856	*	Rex Energy Corp	9,750
1,317	*	Rowan Cos, Inc	38,338
337		RPC, Inc	3,751
14,874		Schlumberger Ltd	943,905
321	*	SEACOR Holdings, Inc	25,892
135	*	Seahawk Drilling, Inc	2,545
3,052		Smith International, Inc	130,687
4,290	*	Southwestern Energy Co	174,689
754		St. Mary Land & Exploration Co	26,247
703	*	Stone Energy Corp	12,478
1,233	*	Sulphco, Inc	358
943	*	Superior Energy Services	19,822
524	*	Superior Well Services, Inc	7,011
327	*	Swift Energy Co	10,052
787	*	Syntroleum Corp	1,668
1,250	*	Tetra Technologies, Inc	15,275
617		Tidewater, Inc	29,166
828		Toreador Resources Corp	6,773
300	*	Union Drilling, Inc	1,848
520	*	Unit Corp	21,986
621		Vaalco Energy, Inc	3,068
231	*	Venoco, Inc	2,964

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

414		W&T Offshore, Inc	$3,478
580	*	Warren Resources, Inc	1,462
634	*	Whiting Petroleum Corp	51,253
442	*	Willbros Group, Inc	5,308
7,195		XTO Energy, Inc	339,460
176	*	Zion Oil & Gas, Inc	1,089

		TOTAL OIL AND GAS EXTRACTION	7,073,899

PAPER AND ALLIED PRODUCTS - 0.5%
1,429		Bemis Co	41,041
600	*	Buckeye Technologies, Inc	7,848
102	*	Cellu Tissue Holdings, Inc	1,018
676	*	Cenveo, Inc	5,854
560	*	Domtar Corporation	36,070
553		Glatfelter	8,013
1,659	*	Graphic Packaging Holding Co	5,989
378		Greif, Inc (Class A)	20,760
5,413		International Paper Co	133,214
257	*	Kapstone Paper and Packaging Corp	3,051
5,142		Kimberly-Clark Corp	323,329
1,977		MeadWestvaco Corp	50,512
162		Neenah Paper, Inc	2,566
56	*	Orchids Paper Products Co	921
1,183		Packaging Corp of America	29,114
462		Rock-Tenn Co (Class A)	21,053
185		Schweitzer-Mauduit International, Inc	8,799
1,203		Sonoco Products Co	37,040
1,260		Temple-Inland, Inc	25,742
784		Wausau Paper Corp	6,695

		TOTAL PAPER AND ALLIED PRODUCTS	768,629

PERSONAL SERVICES - 0.1%
1,502		Cintas Corp	42,190
364	*	Coinstar, Inc	11,830
58		CPI Corp	804
387		G & K Services, Inc (Class A)	10,016
4,485		H&R Block, Inc	79,832
300	*	Jackson Hewitt Tax Service, Inc	600
140		Mac-Gray Corp	1,581
542		Regis Corp	10,125
1,125	*	Sally Beauty Holdings, Inc	10,035
2,964		Service Corp International	27,210
185	*	Steiner Leisure Ltd	8,199
155		Unifirst Corp	7,983
448		Weight Watchers International, Inc	11,437

		TOTAL PERSONAL SERVICES	221,842

PETROLEUM AND COAL PRODUCTS - 5.0%
142		Alon USA Energy, Inc	1,030
895		Ashland, Inc	47,229
24,897		Chevron Corp	1,887,939
18,339		ConocoPhillips	938,407
220	*	CVR Energy, Inc	1,925
69		Delek US Holdings, Inc	502
60,867		Exxon Mobil Corp	4,076,871
1,200		Frontier Oil Corp	16,200

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,720	*	Gran Tierra Energy, Inc	$16,048
143	*	Green Plains Renewable Energy, Inc	2,041
760	*	Headwaters, Inc	3,488
3,606		Hess Corp	225,555
524		Holly Corp	14,625
8,775		Marathon Oil Corp	277,641
2,396		Murphy Oil Corp	134,631
116		Quaker Chemical Corp	3,145
2,224	*	SandRidge Energy, Inc	17,125
1,429		Sunoco, Inc	42,456
1,671		Tesoro Corp	23,227
7,087		Valero Energy Corp	139,614
652		Walter Industries, Inc	60,160
174		WD-40 Co	5,712
283	*	Western Refining, Inc	1,557

		TOTAL PETROLEUM AND COAL PRODUCTS	7,937,128

PIPELINES, EXCEPT NATURAL GAS - 0.1%
8,079		Spectra Energy Corp	182,020

		TOTAL PIPELINES, EXCEPT NATURAL GAS	182,020

PRIMARY METAL INDUSTRIES - 0.7%
1,349		AK Steel Holding Corp	30,838
12,151		Alcoa, Inc	173,030
1,183		Allegheny Technologies, Inc	63,870
565		Belden CDT, Inc	15,515
300	*	Brush Engineered Materials, Inc	6,771
574		Carpenter Technology Corp	21,008
742	*	Century Aluminum Co	10,210
1,194	*	CommScope, Inc	33,456
255		Encore Wire Corp	5,304
161	*	Fushi Copperweld, Inc	1,806
640	*	General Cable Corp	17,280
388	*	General Steel Holdings, Inc	1,595
336	*	Gibraltar Industries, Inc	4,237
128		Haynes International, Inc	4,548
716	*	Horsehead Holding Corp	8,477
802		Hubbell, Inc (Class B)	40,445
367		Matthews International Corp (Class A)	13,029
802	*	Metalico, Inc	4,804
447		Mueller Industries, Inc	11,975
96	*	Northwest Pipe Co	2,098
3,919		Nucor Corp	177,844
89		Olympic Steel, Inc	2,906
1,732		Precision Castparts Corp	219,462
737		Reliance Steel & Aluminum Co	36,283
240	*	RTI International Metals, Inc	7,279
246		Schnitzer Steel Industries, Inc (Class A)	12,922
2,595		Steel Dynamics, Inc	45,335
100	*	Sutor Technology Group Ltd	290
298		Texas Industries, Inc	10,183
973	*	Titanium Metals Corp	16,142
314		Tredegar Corp	5,363
1,738		United States Steel Corp	110,398
72	*	Universal Stainless & Alloy	1,727

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,101	*	Uranium Energy Corp	$6,765
735		Worthington Industries, Inc	12,708

		TOTAL PRIMARY METAL INDUSTRIES	1,135,903

PRINTING AND PUBLISHING - 0.3%
684	*	ACCO Brands Corp	5,239
600		American Greetings Corp (Class A)	12,504
946	*	Belo (A.H.) Corp (Class A)	6,452
800		Bowne & Co, Inc	8,928
333	*	China Information Security Technology, Inc	1,682
100	*	Consolidated Graphics, Inc	4,141
73		Courier Corp	1,205
46		CSS Industries, Inc	925
365	*	Dolan Media Co	3,968
733		Dun & Bradstreet Corp	54,549
269		Ennis, Inc	4,377
354	*	EW Scripps Co (Class A)	2,991
2,955		Gannett Co, Inc	48,817
700		Harte-Hanks, Inc	9,002
501		John Wiley & Sons, Inc (Class A)	21,683
474		Journal Communications, Inc (Class A)	1,991
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,334
3,958		McGraw-Hill Cos, Inc	141,102
426		Meredith Corp	14,659
1,209	*	MSCI, Inc (Class A)	43,645
105		Multi-Color Corp	1,258
1,565	*	New York Times Co (Class A)	17,418
100	*	Playboy Enterprises, Inc (Class B)	366
485		Primedia, Inc	1,668
2,448		R.R. Donnelley & Sons Co	52,265
100		Schawk, Inc (Class A)	1,813
312		Scholastic Corp	8,736
235		Standard Register Co	1,257
554	*	Valassis Communications, Inc	15,418
96		Washington Post Co (Class B)	42,641

		TOTAL PRINTING AND PUBLISHING	532,034

RAILROAD TRANSPORTATION - 0.6%
4,865		CSX Corp	247,629
539	*	Genesee & Wyoming, Inc (Class A)	18,391
1,158	*	Kansas City Southern Industries, Inc	41,885
4,551		Norfolk Southern Corp	254,355
490	*	RailAmerica, Inc	5,782
6,247		Union Pacific Corp	457,905

		TOTAL RAILROAD TRANSPORTATION	1,025,947

REAL ESTATE - 0.1%
3,280	*	CB Richard Ellis Group, Inc (Class A)	51,987
316	*	China Housing & Land Development, Inc	1,201
59		Consolidated-Tomoka Land Co	1,859
390		DuPont Fabros Technology, Inc	8,420
1,322	*	Forest City Enterprises, Inc (Class A)	19,050
498	*	Forestar Real Estate Group, Inc	9,402
297		Government Properties Income Trust	7,725
538		Jones Lang LaSalle, Inc	39,215
297	*	LoopNet, Inc	3,338

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

214	*	Reading International, Inc	$914
1,116	*	St. Joe Co	36,103
1,142		Stewart Enterprises, Inc (Class A)	7,138

		TOTAL REAL ESTATE	186,352

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.2%
353		A. Schulman, Inc	8,638
78	*	AEP Industries, Inc	2,030
700		Cooper Tire & Rubber Co	13,314
158	*	Deckers Outdoor Corp	21,804
2,887	*	Goodyear Tire & Rubber Co	36,492
207	*	Graham Packaging Co, Inc	2,598
652	*	Metabolix, Inc	7,941
3,303		Newell Rubbermaid, Inc	50,205
1,913		Sealed Air Corp	40,326
377	*	Skechers U.S.A., Inc (Class A)	13,693
267	*	Spartech Corp	3,124
512		Titan International, Inc	4,470
122	*	Trex Co, Inc	2,597
737		Tupperware Corp	35,538
397		West Pharmaceutical Services, Inc	16,654

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	259,424

SECURITY AND COMMODITY BROKERS - 2.3%
3,206		Ameriprise Financial, Inc	145,424
341		Artio Global Investors, Inc	8,436
422		BlackRock, Inc	91,895
426	*	Broadpoint Securities Group, Inc	1,704
1,693		Broadridge Financial Solutions, Inc	36,196
200		Calamos Asset Management, Inc (Class A)	2,868
11,796		Charles Schwab Corp	220,467
829		CME Group, Inc	262,055
207		Cohen & Steers, Inc	5,167
22		Diamond Hill Investment Group, Inc	1,509
198		Duff & Phelps Corp	3,315
19,421	*	E*Trade Financial Corp	32,045
1,406		Eaton Vance Corp	47,157
160		Epoch Holding Corp	1,806
95		Evercore Partners, Inc (Class A)	2,850
300	*	FBR Capital Markets Corp	1,365
1,285		Federated Investors, Inc (Class B)	33,898
236		Fifth Street Finance Corp	2,740
1,868		Franklin Resources, Inc	207,161
69		GAMCO Investors, Inc (Class A)	3,140
704		GFI Group, Inc	4,069
6,288		Goldman Sachs Group, Inc	1,072,920
255		Greenhill & Co, Inc	20,933
441	*	Interactive Brokers Group, Inc (Class A)	7,122
934	*	IntercontinentalExchange, Inc	104,776
76	*	International Assets Holding Corp	1,138
5,225		Invesco Ltd	114,480
524	*	Investment Technology Group, Inc	8,746
2,452		Janus Capital Group, Inc	35,039
1,431		Jefferies Group, Inc	33,872
173		JMP Group, Inc	1,471
422	*	KBW, Inc	11,352

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,234	*	Knight Capital Group, Inc (Class A)	$18,819
935		Lazard Ltd (Class A)	33,380
1,997		Legg Mason, Inc	57,254
383		MarketAxess Holdings, Inc	6,025
1,354	*	MF Global Holdings Ltd	10,927
17,007		Morgan Stanley	498,134
235	*	Morningstar, Inc	11,301
1,637	*	Nasdaq Stock Market, Inc	34,573
3,159		NYSE Euronext	93,538
116		Oppenheimer Holdings, Inc	2,959
480		optionsXpress Holdings, Inc	7,819
300	*	Penson Worldwide, Inc	3,021
236	*	Piper Jaffray Cos	9,511
90	*	Pzena Investment Management, Inc (Class A)	687
1,150		Raymond James Financial, Inc	30,751
209		Sanders Morris Harris Group, Inc	1,294
1,583		SEI Investments Co	34,779
330	*	Stifel Financial Corp	17,738
289		SWS Group, Inc	3,332
3,244		T Rowe Price Group, Inc	178,193
3,297	*	TD Ameritrade Holding Corp	62,841
200	*	Thomas Weisel Partners Group, Inc	784
126	*	US Global Investors, Inc (Class A)	1,246
1,037		Waddell & Reed Financial, Inc (Class A)	37,373
61		Westwood Holdings Group, Inc	2,245

		TOTAL SECURITY AND COMMODITY BROKERS	3,685,640

SOCIAL SERVICES - 0.0%
236	*	Capital Senior Living Corp	1,241
97	*	Providence Service Corp	1,473
319	*	Res-Care, Inc	3,826

		TOTAL SOCIAL SERVICES	6,540

SPECIAL TRADE CONTRACTORS - 0.1%
100		Alico, Inc	2,525
337	*	AsiaInfo Holdings, Inc	8,924
281		Chemed Corp	15,281
409		Comfort Systems USA, Inc	5,108
596	*	Dycom Industries, Inc	5,227
772	*	EMCOR Group, Inc	19,014
466	*	Insituform Technologies, Inc (Class A)	12,400
167	*	Integrated Electrical Services, Inc	944
220	*	Layne Christensen Co	5,876
2,637	*	Quanta Services, Inc	50,525

		TOTAL SPECIAL TRADE CONTRACTORS	125,824

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
311		Apogee Enterprises, Inc	4,917
410	*	Cabot Microelectronics Corp	15,510
290		CARBO Ceramics, Inc	18,079
19,291		Corning, Inc	389,871
582		Eagle Materials, Inc	15,446
1,606		Gentex Corp	31,189
599		Martin Marietta Materials, Inc	50,046
978	*	Owens Corning, Inc	24,880
2,030	*	Owens-Illinois, Inc	72,146

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

363	*	US Concrete, Inc	$138
505	*	USG Corp	8,666

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	630,888

TEXTILE MILL PRODUCTS - 0.0%
301		Albany International Corp (Class A)	6,481
597		Interface, Inc (Class A)	6,913
664	*	Mohawk Industries, Inc	36,108
200		Oxford Industries, Inc	4,066

		TOTAL TEXTILE MILL PRODUCTS	53,568

TOBACCO PRODUCTS - 1.3%
25,864		Altria Group, Inc	530,729
1,783		Fortune Brands, Inc	86,493
1,997		Lorillard, Inc	150,254
24,495		Philip Morris International, Inc	1,277,660
302		Universal Corp	15,912
467		Vector Group Ltd	7,206

		TOTAL TOBACCO PRODUCTS	2,068,254

TRANSPORTATION BY AIR - 0.6%
114	*	Air Methods Corp	3,876
776	*	Air Transport Services Group, Inc	2,615
1,455	*	Airtran Holdings, Inc	7,391
458	*	Alaska Air Group, Inc	18,883
191	*	Allegiant Travel Co	11,051
4,193	*	AMR Corp	38,198
331	*	Atlas Air Worldwide Holdings, Inc	17,560
353	*	Bristow Group, Inc	13,319
1,494	*	Continental Airlines, Inc (Class B)	32,823
371		Copa Holdings S.A. (Class A)	22,557
9,302	*	Delta Air Lines, Inc	135,716
3,858		FedEx Corp	360,337
1,000	*	Hawaiian Holdings, Inc	7,370
3,532	*	JetBlue Airways Corp	19,709
149	*	PHI, Inc	3,156
1,011	*	Republic Airways Holdings, Inc	5,985
692		Skywest, Inc	9,882
9,226		Southwest Airlines Co	121,968
2,219	*	UAL Corp	43,381
2,946	*	US Airways Group, Inc	21,653

		TOTAL TRANSPORTATION BY AIR	897,430

TRANSPORTATION EQUIPMENT - 2.6%
263		A.O. Smith Corp	13,826
468	*	AAR Corp	11,616
168	*	Aerovironment, Inc	4,386
1,199	*	American Axle & Manufacturing Holdings, Inc	11,966
90		American Railcar Industries, Inc	1,094
234	*	Amerigon, Inc (Class A)	2,366
1,270	*	ArvinMeritor, Inc	16,955
237	*	ATC Technology Corp	4,067
990	*	Autoliv, Inc	51,015
1,148	*	BE Aerospace, Inc	34,957
8,990		Boeing Co	652,764
1,481		Brunswick Corp	23,652
615		Clarcor, Inc	21,211

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

211	*	Cogo Group, Inc	$1,475
1,862	*	Dana Holding Corp	22,121
133	*	Dorman Products, Inc	2,526
121		Ducommun, Inc	2,542
261	*	Federal Mogul Corp (Class A)	4,792
520		Federal Signal Corp	4,685
1,774	*	Force Protection, Inc	10,679
41,312	*	Ford Motor Co	519,292
227		Freightcar America, Inc	5,484
140	*	Fuel Systems Solutions, Inc	4,474
575	*	GenCorp, Inc	3,312
4,294		General Dynamics Corp	331,497
2,065		Genuine Parts Co	87,226
1,495		Goodrich Corp	105,427
110		Greenbrier Cos, Inc	1,211
300	*	Group 1 Automotive, Inc	9,558
2,895		Harley-Davidson, Inc	81,263
969		Harsco Corp	30,950
278		Heico Corp	14,334
9,231		Honeywell International, Inc	417,887
380		Kaman Corp	9,504
101	*	LMI Aerospace, Inc	1,877
3,779		Lockheed Martin Corp	314,488
115		Miller Industries, Inc	1,429
884	*	Navistar International Corp	39,541
706	*	Orbital Sciences Corp	13,421
1,078		Oshkosh Truck Corp	43,487
4,523		Paccar, Inc	196,027
433		Polaris Industries, Inc	22,152
355		Spartan Motors, Inc	1,988
1,499	*	Spirit Aerosystems Holdings, Inc (Class A)	35,047
188		Standard Motor Products, Inc	1,865
280		Superior Industries International, Inc	4,502
897	*	Tenneco, Inc	21,214
400		Thor Industries, Inc	12,084
67	*	Todd Shipyards Corp	1,101
480		TransDigm Group, Inc	25,459
964		Trinity Industries, Inc	19,241
229		Triumph Group, Inc	16,051
569	*	TRW Automotive Holdings Corp	16,262
10,360		United Technologies Corp	762,600
577		Westinghouse Air Brake Technologies Corp	24,303
353	*	Winnebago Industries, Inc	5,157
321	*	Wonder Auto Technology, Inc	3,396

		TOTAL TRANSPORTATION EQUIPMENT	4,102,806

TRANSPORTATION SERVICES - 0.2%
184		Ambassadors Group, Inc	2,033
2,035		CH Robinson Worldwide, Inc	113,656
121	*	Dynamex, Inc	2,081
2,563		Expeditors International Washington, Inc	94,626
538		GATX Corp	15,414
500	*	Hub Group, Inc (Class A)	13,990
474	*	Interval Leisure Group, Inc	6,901
830	*	Orbitz Worldwide, Inc	5,901
1,810	*	Pacer International, Inc	10,896

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

124	*	Universal Travel Group	$1,229
1,203		UTI Worldwide, Inc	18,430

		TOTAL TRANSPORTATION SERVICES	285,157

TRUCKING AND WAREHOUSING - 0.4%
300		Arkansas Best Corp	8,964
250	*	Celadon Group, Inc	3,485
560		Con-way, Inc	19,667
348		Forward Air Corp	9,152
666		Heartland Express, Inc	10,989
1,049		J.B. Hunt Transport Services, Inc	37,639
764		Landstar System, Inc	32,073
440	*	Marten Transport Ltd	8,672
331	*	Old Dominion Freight Line	11,052
16	*	Patriot Transportation Holding, Inc	1,352
133	*	Saia, Inc	1,846
8,569		United Parcel Service, Inc (Class B)	551,930
68		Universal Truckload Services, Inc	1,195
90	*	USA Truck, Inc	1,454
511		Werner Enterprises, Inc	11,840
1,692	*	YRC Worldwide, Inc	920

		TOTAL TRUCKING AND WAREHOUSING	712,230

WATER TRANSPORTATION - 0.3%
464		Alexander & Baldwin, Inc	15,335
168	*	American Commercial Lines, Inc	4,217
5,419		Carnival Corp	210,692
449		DHT Maritime, Inc	1,760
930	*	Eagle Bulk Shipping, Inc	4,938
623		Frontline Ltd	19,082
344	*	Genco Shipping & Trading Ltd	7,262
570		General Maritime Corp	4,098
383	*	Golar LNG Ltd	4,481
449	*	Gulfmark Offshore, Inc	11,921
369		Horizon Lines, Inc (Class A)	2,007
483	*	Hornbeck Offshore Services, Inc	8,969
64		International Shipholding Corp	1,881
624	*	Kirby Corp	23,806
185		Knightsbridge Tankers Ltd	3,134
689		Nordic American Tanker Shipping	20,856
438	*	Odyssey Marine Exploration, Inc	574
283		Overseas Shipholding Group, Inc	11,102
1,568	*	Royal Caribbean Cruises Ltd	51,729
482		Ship Finance International Ltd	8,560
480		Teekay Corp	10,915
140		Teekay Tankers Ltd (Class A)	1,760
833	*	Ultrapetrol Bahamas Ltd	4,573

		TOTAL WATER TRANSPORTATION	433,652

WHOLESALE TRADE-DURABLE GOODS - 0.4%
400		Agilysys, Inc	4,468

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

508		Applied Industrial Technologies, Inc	$12,624
1,424	*	Arrow Electronics, Inc	42,905
565		Barnes Group, Inc	10,989
543	*	Beacon Roofing Supply, Inc	10,388
1,424	*	BorgWarner, Inc	54,368
639	*	Cardtronics, Inc	8,032
200		Castle (A.M.) & Co	2,616
128	*	Chindex International, Inc	1,512
342	*	Conceptus, Inc	6,826
229	*	DemandTec, Inc	1,592
400	*	Digi International, Inc	4,256
290	*	Drew Industries, Inc	6,386
71		Eastern Co	961
340	*	Emdeon, Inc	5,617
191	*	Hansen Medical, Inc	437
186		Houston Wire & Cable Co	2,154
2,153	*	Ingram Micro, Inc (Class A)	37,785
718	*	Insight Enterprises, Inc	10,310
392	*	Interline Brands, Inc	7,503
691		Knight Transportation, Inc	14,573
45		Lawson Products, Inc	696
1,959	*	LKQ Corp	39,768
486	*	MedAssets, Inc	10,206
314	*	Merge Healthcare, Inc	650
131	*	MWI Veterinary Supply, Inc	5,292
503		Owens & Minor, Inc	23,334
1,289		Patterson Cos, Inc	40,023
614		PEP Boys - Manny Moe & Jack	6,171
567		Pool Corp	12,837
731	*	PSS World Medical, Inc	17,186
839		Solera Holdings, Inc	32,427
614	*	Talecris Biotherapeutics Holdings Corp	12,231
616	*	Tech Data Corp	25,810
82	*	Titan Machinery, Inc	1,123
466	*	TomoTherapy, Inc	1,589
432	*	Tyler Technologies, Inc	8,096
803		W.W. Grainger, Inc	86,821
704	*	WESCO International, Inc	24,436
178	*	West Marine, Inc	1,931

		TOTAL WHOLESALE TRADE-DURABLE GOODS	596,929

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
282		Aceto Corp	1,703
943		Airgas, Inc	59,994
1,200	*	Akorn, Inc	1,836
1,062	*	Alliance One International, Inc	5,406
756		Allscripts Healthcare Solutions, Inc	14,787
207		Andersons, Inc	6,930
496	*	BioScrip, Inc	3,958
299	*	BMP Sunstone Corp	1,513
1,207		Brown-Forman Corp (Class B)	71,756
4,480		Cardinal Health, Inc	161,414
703	*	Central European Distribution Corp	24,612
141	*	Clearwater Paper Corp	6,944
108	*	Core-Mark Holding Co, Inc	3,306
2,171	*	Dean Foods Co	34,063

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,415	*	Endo Pharmaceuticals Holdings, Inc	$33,521
476	*	Fresh Del Monte Produce, Inc	9,639
429	*	Green Mountain Coffee Roasters, Inc	41,536
490	*	Hain Celestial Group, Inc	8,502
1,121	*	Henry Schein, Inc	66,027
744		Herbalife Ltd	34,313
100	*	Kenneth Cole Productions, Inc (Class A)	1,281
139	*	KRATON Polymers LLC	2,483
330	*	K-Swiss, Inc (Class A)	3,452
161	*	LSB Industries, Inc	2,454
593		Men’s Wearhouse, Inc	14,196
286		Myers Industries, Inc	2,997
180		Nash Finch Co	6,057
559		Nu Skin Enterprises, Inc (Class A)	16,267
300	*	Perry Ellis International, Inc	6,795
241	*	School Specialty, Inc	5,473
217		Spartan Stores, Inc	3,129
114	*	Synutra International, Inc	2,578
7,430		Sysco Corp	219,185
1,234		Terra Industries, Inc	56,468
432		Tractor Supply Co	25,078
518	*	United Natural Foods, Inc	14,571
306	*	United Stationers, Inc	18,008
100		Valhi, Inc	1,968
225	*	Volcom, Inc	4,392
260		Zep, Inc	5,689
203	*	Zhongpin, Inc	2,578

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,006,859

		TOTAL COMMON STOCKS (Cost $153,702,152)	159,238,380

RIGHTS / WARRANTS - 0.0%
COMMUNICATIONS - 0.0%
765		Clearwire Corp	142

		TOTAL COMMUNICATIONS	142

		TOTAL RIGHTS / WARRANTS (Cost $0)	142

		TOTAL INVESTMENTS - 99.9% (Cost $153,702,152)	159,238,522
		OTHER ASSETS & LIABILITIES, NET - 0.1%	134,410

		NET ASSETS - 100.0%	$159,372,932

Abbreviations:

REIT	Real Estate Investment Trust

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%
AGRICULTURAL SERVICES – 0.0%
303	*	VCA Antech, Inc	$8,493

		TOTAL AGRICULTURAL SERVICES	8,493

AMUSEMENT AND RECREATION SERVICES - 1.1%
200	*	Electronic Arts, Inc	3,732
9,814		Walt Disney Co	342,607

		TOTAL AMUSEMENT AND RECREATION SERVICES	346,339

APPAREL AND ACCESSORY STORES - 0.7%
600		American Eagle Outfitters, Inc	11,112
89	*	AnnTaylor Stores Corp	1,842
100	*	Charming Shoppes, Inc	546
400		Chico’s FAS, Inc	5,768
400		Foot Locker, Inc	6,016
3,247		Gap, Inc	75,039
1,207	*	Kohl’s Corp	66,119
1,800		Limited Brands, Inc	44,316
800		Nordstrom, Inc	32,680

		TOTAL APPAREL AND ACCESSORY STORES	243,438

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
300	*	Liz Claiborne, Inc	2,229
2,993		Nike, Inc (Class B)	219,985
200		Phillips-Van Heusen Corp	11,472
100		Polo Ralph Lauren Corp (Class A)	8,504
279		VF Corp	22,362

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	264,552

AUTO REPAIR, SERVICES AND PARKING - 0.0%
544	*	Hertz Global Holdings, Inc	5,435
68		Ryder System, Inc	2,636
162	*	Wright Express Corp	4,879

		TOTAL AUTO REPAIR, SERVICES AND PARKING	12,950

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
200	*	Autozone, Inc	34,618
456	*	Carmax, Inc	11,455
77	*	Copart, Inc	2,741

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	48,814

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.3%
115		Fastenal Co	5,519
8,691		Home Depot, Inc	281,154
5,862		Lowe’s Cos, Inc	142,095

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	428,768

BUSINESS SERVICES - 7.0%
1,393	*	3Com Corp	10,712
301	*	3D Systems Corp	4,109

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,043	*	Adobe Systems, Inc	$72,261
330		Aircastle Ltd	3,125
463	*	Akamai Technologies, Inc	14,543
249	*	Alliance Data Systems Corp	15,934
1,116	*	Art Technology Group, Inc	4,922
694	*	Autodesk, Inc	20,417
4,526		Automatic Data Processing, Inc	201,271
61	*	Blackboard, Inc	2,541
200	*	Blue Coat Systems, Inc	6,208
404	*	BPZ Energy, Inc	2,969
190	*	Ciber, Inc	711
460	*	Cogent, Inc	4,692
593	*	Compuware Corp	4,981
514	*,m	COMSYS IT Partners, Inc	8,985
100	*	CSG Systems International, Inc	2,096
160		Deluxe Corp	3,107
327	*	DivX, Inc	2,341
419		DST Systems, Inc	17,368
647		Earthlink, Inc	5,525
4,309	*	eBay, Inc	116,128
868		Expedia, Inc	21,665
169		Fair Isaac Corp	4,282
405		Fidelity National Information Services, Inc	9,493
857	*	Google, Inc (Class A)	485,928
584	*	Informatica Corp	15,686
1,885		Innovative Solutions & Support, Inc	11,876
73		Interactive Data Corp	2,336
400	*	Internap Network Services Corp	2,240
369		Iron Mountain, Inc	10,111
305		Jack Henry & Associates, Inc	7,338
300	*	Lamar Advertising Co (Class A)	10,305
626	*	Lawson Software, Inc	4,138
242	*	Lionbridge Technologies	878
205	*	Liquidity Services, Inc	2,366
498	*	Magma Design Automation, Inc	1,295
170		Manpower, Inc	9,710
249		Marchex, Inc (Class B)	1,272
271	*	Mentor Graphics Corp	2,173
25,876		Microsoft Corp	757,392
214	*	ModusLink Global Solutions, Inc	1,804
2,745	*	MoneyGram International, Inc	10,458
544	*	Monster Worldwide, Inc	9,036
531	*	Network Equipment Technologies, Inc	2,926
1,258		NIC, Inc	9,900
1,918	*	Novell, Inc	11,489
2,298		Omnicom Group, Inc	89,185
268	*	PDF Solutions, Inc	1,168
975	*	Radisys Corp	8,736
819	*	RealNetworks, Inc	3,956
645	*	Red Hat, Inc	18,879
661		Robert Half International, Inc	20,114
452	*	S1 Corp	2,667
375	*	Salesforce.com, Inc	27,919
500		Sapient Corp	4,570
196	*	Smith Micro Software, Inc	1,733
363	*	SonicWALL, Inc	3,154

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

173	*	Sybase, Inc	$8,065
4,019	*	Symantec Corp	68,001
1,069	*	TIBCO Software, Inc	11,535
480	*	TNS, Inc	10,704
1,353		Total System Services, Inc	21,188
146	*	Ultimate Software Group, Inc	4,811
249		United Online, Inc	1,863
273	*	Vasco Data Security International	2,252
3,928	*	Yahoo!, Inc	64,930

		TOTAL BUSINESS SERVICES	2,306,473

CHEMICALS AND ALLIED PRODUCTS - 12.3%
2,260		Abbott Laboratories	119,057
2,099		Air Products & Chemicals, Inc	155,221
200	*	Alexion Pharmaceuticals, Inc	10,874
795	*	Alexza Pharmaceuticals, Inc	2,135
100	*	Alkermes, Inc	1,297
4,928	*	Amgen, Inc	294,497
101	*	Auxilium Pharmaceuticals, Inc	3,147
1,036		Avery Dennison Corp	37,721
1,281		Avon Products, Inc	43,387
631	*	Biodel, Inc	2,694
1,616	*	Biogen Idec, Inc	92,694
400	*	BioMarin Pharmaceuticals, Inc	9,348
442	*	BioMimetic Therapeutics, Inc	5,812
10,211		Bristol-Myers Squibb Co	272,634
255	*	Calgon Carbon Corp	4,366
166	*	Caraco Pharmaceutical Laboratories Ltd	994
61		Church & Dwight Co, Inc	4,084
403		Clorox Co	25,848
2,899		Colgate-Palmolive Co	247,169
175	*	Cypress Bioscience, Inc	858
504	*	Dendreon Corp	18,381
2,211	*	Durect Corp	6,655
2,137		Ecolab, Inc	93,921
1,342	*	Genzyme Corp	69,556
300	*	Geron Corp	1,704
4,844	*	Gilead Sciences, Inc	220,305
540		H.B. Fuller Co	12,533
500	*	Human Genome Sciences, Inc	15,100
240	*	Idexx Laboratories, Inc	13,812
182		Innophos Holdings, Inc	5,078
341	*	Inverness Medical Innovations, Inc	13,282
5,234	*	Javelin Pharmaceuticals, Inc	6,752
9,452		Johnson & Johnson	616,270
200	*	Life Technologies Corp	10,454
342		Lubrizol Corp	31,368
12,926		Merck & Co, Inc	482,786
156		Minerals Technologies, Inc	8,087
30	*	Molecular Insight Pharmaceuticals, Inc	39
300		Nalco Holding Co	7,299
238	*	Neurocrine Biosciences, Inc	607
200	*	OraSure Technologies, Inc	1,186
200		PDL BioPharma, Inc	1,242
552		Perrigo Co	32,413
232	*	Pharmasset, Inc	6,218

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

193	*	PharMerica Corp	$3,516
533	*	Pozen, Inc	5,106
2,539		Praxair, Inc	210,737
10,014		Procter & Gamble Co	633,586
227	*	Progenics Pharmaceuticals, Inc	1,210
500		RPM International, Inc	10,670
450	*	Salix Pharmaceuticals Ltd	16,763
233		Sensient Technologies Corp	6,771
510	*	SIGA Technologies, Inc	3,381
1,268		Sigma-Aldrich Corp	68,041
500	*	SuperGen, Inc	1,600
88	*	United Therapeutics Corp	4,869
134	*	USANA Health Sciences, Inc	4,209
300		Valspar Corp	8,844
200	*	Vertex Pharmaceuticals, Inc	8,174

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,996,362

COMMUNICATIONS - 4.1%
1,026		Alaska Communications Systems Group, Inc	8,331
1,936		CenturyTel, Inc	68,651
24	*	DG FastChannel, Inc	767
7,973	*	DIRECTV	269,566
200	*	Entercom Communications Corp (Class A)	2,378
2,364	*	Entravision Communications Corp (Class A)	6,525
100	*	Equinix, Inc	9,734
697	*	FiberTower Corp	3,241
100		Fisher Communications, Inc	1,410
6,831		Frontier Communications Corp	50,823
2,921	*	Gray Television, Inc	6,718
1,786	*	ICO Global Communications Holdings Ltd (Class A)	2,143
769	*	Leap Wireless International, Inc	12,581
1,927	*	Liberty Global, Inc (Class A)	56,191
1,929	*	Liberty Media Corp - Capital (Series A)	70,158
365	*	Liberty Media Corp-Starz	19,958
3,274	*	Liberty Media Holding Corp (Interactive A)	50,125
1,349	*	Lin TV Corp (Class A)	7,757
487	*	Mediacom Communications Corp (Class A)	2,898
879	*	MetroPCS Communications, Inc	6,223
120	*	NeuStar, Inc (Class A)	3,024
661	*	NII Holdings, Inc (Class B)	27,537
110		NTELOS Holdings Corp	1,957
11,450		Qwest Communications International, Inc	59,769
15,671	*	Sprint Nextel Corp	59,550
718	*	SureWest Communications	6,168
388	*	Syniverse Holdings, Inc	7,554
186	*	Terremark Worldwide, Inc	1,304
2,445		Time Warner Cable, Inc	130,343
681	*	TiVo, Inc	11,659
10,550		Verizon Communications, Inc	327,260
4,713		Windstream Corp	51,325

		TOTAL COMMUNICATIONS	1,343,628

DEPOSITORY INSTITUTIONS - 5.4%
111		Bank of Hawaii Corp	4,989
6,026		Bank of New York Mellon Corp	186,083
1,442		BankAtlantic Bancorp Inc (Class A)	2,552

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,474		BB&T Corp	$112,523
200		City National Corp	10,794
852		Comerica, Inc	32,410
4,636		Fifth Third Bancorp	63,003
1,088	*	First Horizon National Corp	15,281
147		Fulton Financial Corp	1,498
1,345		Hudson City Bancorp, Inc	19,045
2,600		Keycorp	20,150
760		M&T Bank Corp	60,329
1,400		Marshall & Ilsley Corp	11,270
1,170		New York Community Bancorp, Inc	19,352
148		NewAlliance Bancshares, Inc	1,868
1,141		Northern Trust Corp	63,052
145		Old National Bancorp	1,733
189		People’s United Financial, Inc	2,956
2,321		PNC Financial Services Group, Inc	138,564
540		Popular, Inc	1,571
355		Provident Financial Services, Inc	4,225
4,160		Regions Financial Corp	32,656
2,494		State Street Corp	112,579
2,387		SunTrust Banks, Inc	63,948
148	*	SVB Financial Group	6,906
900		Synovus Financial Corp	2,961
8,922		US Bancorp	230,901
17,534		Wells Fargo & Co	545,657
100		Zions Bancorporation	2,182

		TOTAL DEPOSITORY INSTITUTIONS	1,771,038

EATING AND DRINKING PLACES - 1.5%
521	*	AFC Enterprises	5,590
55		Bob Evans Farms, Inc	1,700
793		Darden Restaurants, Inc	35,320
13	*	DineEquity, Inc	514
4,879		McDonald’s Corp	325,527
177	*	Sonic Corp	1,956
3,801	*	Starbucks Corp	92,250
660		Yum! Brands, Inc	25,298

		TOTAL EATING AND DRINKING PLACES	488,155

EDUCATIONAL SERVICES - 0.0%
43	*	ITT Educational Services, Inc	4,837

		TOTAL EDUCATIONAL SERVICES	4,837

ELECTRIC, GAS, AND SANITARY SERVICES - 6.2%
3,718	*	AES Corp	40,898
1,096		AGL Resources, Inc	42,360
966		Alliant Energy Corp	32,129
827		Aqua America, Inc	14,530
1,100		Atmos Energy Corp	31,427
2,238		Avista Corp	46,349
947	*	Calpine Corp	11,260
1,667		Centerpoint Energy, Inc	23,938
242		Central Vermont Public Service Corp	4,881
121		CH Energy Group, Inc	4,942
1,962	*	Clean Energy Fuels Corp	44,694
2,665		Cleco Corp	70,756

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,253		Consolidated Edison, Inc	$144,889
2,400		Crosstex Energy, Inc	20,856
1,553		Edison International	53,066
4,837		El Paso Corp	52,433
355		Energen Corp	16,518
2,312		FPL Group, Inc	111,739
2,649		Hawaiian Electric Industries, Inc	59,470
2,271		Idacorp, Inc	78,622
87		ITC Holdings Corp	4,785
222		Laclede Group, Inc	7,486
500		MGE Energy, Inc	17,680
1,971		National Fuel Gas Co	99,634
197		New Jersey Resources Corp	7,399
693		Nicor, Inc	29,051
5,139		NiSource, Inc	81,196
1,093		Northeast Utilities	30,211
162		Northwest Natural Gas Co	7,549
1,211	*	NRG Energy, Inc	25,310
992		NSTAR	35,137
2,900		NV Energy, Inc	35,757
3,814		OGE Energy Corp	148,516
5,566		Pepco Holdings, Inc	95,457
1,108		PG&E Corp	47,001
1,180		Piedmont Natural Gas Co, Inc	32,544
2,066		PPL Corp	57,249
1,867		Public Service Enterprise Group, Inc	55,114
1,901		Questar Corp	82,123
1,829		Resource America, Inc (Class A)	8,779
1,174		Sempra Energy	58,583
211		SJW Corp	5,364
500		South Jersey Industries, Inc	20,995
155		Southwest Gas Corp	4,638
400		UGI Corp	10,616
200		UIL Holdings Corp	5,500
587		WGL Holdings, Inc	20,340
4,478		Williams Cos, Inc	103,442

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,043,213

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.5%
2,047	*	Adaptec, Inc	6,694
277	*	Advanced Energy Industries, Inc	4,587
1,782	*	Advanced Micro Devices, Inc	16,519
1,706		Ametek, Inc	70,731
281	*	Avnet, Inc	8,430
161		Baldor Electric Co	6,021
147	*	Benchmark Electronics, Inc	3,049
20,753	*	Cisco Systems, Inc	540,201
297	*	Conexant Systems, Inc	1,010
308	*	Cree, Inc	21,628
8,590	*	Dell, Inc	128,936
145	*	Dolby Laboratories, Inc (Class A)	8,507
506		Eaton Corp	38,340
81	*	Energy Conversion Devices, Inc	634
532	*	Finisar Corp	8,358
321	*	First Solar, Inc	39,371
312	*	FuelCell Energy, Inc	880

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

377	*	GrafTech International Ltd	$5,154
85	*	Greatbatch, Inc	1,801
100		Harman International Industries, Inc	4,678
582	*	Harmonic, Inc	3,672
9,165		Hewlett-Packard Co	487,120
530	*	Hutchinson Technology, Inc	3,307
21,550		Intel Corp	479,703
169	*	InterDigital, Inc	4,708
77		Lincoln Electric Holdings, Inc	4,183
538	*	Loral Space & Communications, Inc	18,895
2,267	*	LSI Logic Corp	13,874
2,856	*	Micron Technology, Inc	29,674
10,710	*	Motorola, Inc	75,184
1,151	*	NetApp, Inc	37,477
1,509	*	ON Semiconductor Corp	12,072
645	*	Oplink Communications, Inc	11,958
293		Plantronics, Inc	9,165
357	*	Polycom, Inc	10,917
200	*	Power-One, Inc	844
621	*	Powerwave Technologies, Inc	776
441	*	QLogic Corp	8,952
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	393
706	*	RF Micro Devices, Inc	3,516
760	*	Silicon Storage Technology, Inc	2,310
12,111	*	Sirius XM Radio, Inc	10,543
487	*	Skyworks Solutions, Inc	7,597
168	*	Sunpower Corp (Class A)	3,175
40		Sycamore Networks, Inc	804
1,169	*	Symmetricom, Inc	6,815
141	*	Synaptics, Inc	3,893
221	*	Tekelec	4,013
288		Teleflex, Inc	18,452
1,300		Tellabs, Inc	9,841
7,695		Texas Instruments, Inc	188,297
397	*	Thomas & Betts Corp	15,578
184	*	TTM Technologies, Inc	1,634
100		Whirlpool Corp	8,725
800		Xilinx, Inc	20,400

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,433,996

ENGINEERING AND MANAGEMENT SERVICES - 0.9%
4,100		Accenture plc	171,995
200	*	Amylin Pharmaceuticals, Inc	4,498
200	*	Ariad Pharmaceuticals, Inc	680
200	*	Celera Corp	1,420
42		Corporate Executive Board Co	1,117
321	*	Hewitt Associates, Inc (Class A)	12,769
767	*	Incyte Corp	10,707
435	*	Isis Pharmaceuticals, Inc	4,750
139	*	Navigant Consulting, Inc	1,686
1,744		Paychex, Inc	53,541
211	*	Regeneron Pharmaceuticals, Inc	5,589
22,419	*	Rentech, Inc	23,092
100	*	Symyx Technologies, Inc	449
318	*	Tetra Tech, Inc	7,327

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	299,620

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 1.0%
140		Aptargroup, Inc	$5,509
720		Commercial Metals Co	10,843
258		Dynamic Materials Corp	4,030
100		Gulf Island Fabrication, Inc	2,175
4,371		Illinois Tool Works, Inc	207,010
318	*	NCI Building Systems, Inc	3,511
252		Pentair, Inc	8,976
150		Quanex Building Products Corp	2,480
147		Snap-On, Inc	6,371
1,110		Stanley Works	63,725
71		Valmont Industries, Inc	5,881

		TOTAL FABRICATED METAL PRODUCTS	320,511

FOOD AND KINDRED PRODUCTS - 3.7%
1,861		Campbell Soup Co	65,786
20		Coca-Cola Enterprises, Inc	553
2,543		General Mills, Inc	180,019
2,010		H.J. Heinz Co	91,676
80	*	Hansen Natural Corp	3,470
164		J.M. Smucker Co	9,883
2,828		Kellogg Co	151,100
7,819		Kraft Foods, Inc (Class A)	236,447
51		Lancaster Colony Corp	3,007
146		McCormick & Co, Inc	5,601
6,328		PepsiCo, Inc	418,660
11	*	Ralcorp Holdings, Inc	746
2,399		Sara Lee Corp	33,418
78		Tootsie Roll Industries, Inc	2,116

		TOTAL FOOD AND KINDRED PRODUCTS	1,202,482

FOOD STORES - 0.3%
51	*	Great Atlantic & Pacific Tea Co, Inc	391
1,347		Kroger Co	29,176
1,832		Safeway, Inc	45,544
260	*	Whole Foods Market, Inc	9,399

		TOTAL FOOD STORES	84,510

FORESTRY - 0.1%
1,088		Weyerhaeuser Co	49,254

		TOTAL FORESTRY	49,254

FURNITURE AND FIXTURES - 0.2%
68		Herman Miller, Inc	1,228
470		Hill-Rom Holdings, Inc	12,789
128		HNI Corp	3,409
200	*	Kinetic Concepts, Inc	9,562
700		Leggett & Platt, Inc	15,148
2,440		Masco Corp	37,868

		TOTAL FURNITURE AND FIXTURES	80,004

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
1,079	*	Bed Bath & Beyond, Inc	47,217
199	*	GameStop Corp (Class A)	4,360
200		RadioShack Corp	4,526
100		Williams-Sonoma, Inc	2,629

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	58,732

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

GENERAL BUILDING CONTRACTORS - 0.1%
400		Lennar Corp (Class A)	$6,884
169	*	M/I Homes, Inc	2,476
390	*	Pulte Homes, Inc	4,388
1,674	*	Standard-Pacific Corp	7,566

		TOTAL GENERAL BUILDING CONTRACTORS	21,314

GENERAL MERCHANDISE STORES - 1.7%
3,199		Costco Wholesale Corp	191,012
940		JC Penney Co, Inc	30,240
800		Macy’s, Inc	17,416
4,306		Target Corp	226,496
2,210		TJX Companies, Inc	93,969

		TOTAL GENERAL MERCHANDISE STORES	559,133

HEALTH SERVICES - 0.6%
55	*	Amsurg Corp	1,187
112	*	Corvel Corp	4,004
201	*	Edwards Lifesciences Corp	19,875
791	*	Five Star Quality Care, Inc	2,413
161	*	Healthways, Inc	2,587
726	*	Laboratory Corp of America Holdings	54,965
421	*	LCA-Vision, Inc	3,503
337	*	LifePoint Hospitals, Inc	12,395
1,668	*	Nektar Therapeutics	25,370
162	*	Nighthawk Radiology Holdings, Inc	515
964		Quest Diagnostics, Inc	56,192

		TOTAL HEALTH SERVICES	183,006

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
301	*	LB Foster Co (Class A)	8,696
159	*	Matrix Service Co	1,711

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,407

HOLDING AND OTHER INVESTMENT OFFICES - 1.8%
2,944		Annaly Mortgage Management, Inc	50,578
800		Anworth Mortgage Asset Corp	5,392
1,347	*	Ashford Hospitality Trust, Inc	9,658
389		Boston Properties, Inc	29,346
441		Capstead Mortgage Corp	5,274
1,159		Duke Realty Corp	14,372
1,938		Equity Residential	75,872
272	*	First Industrial Realty Trust, Inc	2,111
930		HCP, Inc	30,690
216		Health Care REIT, Inc	9,770
1,480		Hersha Hospitality Trust	7,666
2,583		Host Marriott Corp	37,841
700		HRPT Properties Trust	5,446
800	*	iStar Financial, Inc	3,672
1,200		Kimco Realty Corp	18,768
300		Liberty Property Trust	10,182
255		MFA Mortgage Investments, Inc	1,877
78		Mid-America Apartment Communities, Inc	4,040
1,865		NorthStar Realty Finance Corp	7,852
1,000		Prologis	13,200
1,307		Public Storage, Inc	120,230
213		RAIT Investment Trust	422

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

78		Regency Centers Corp	$2,923
176		UDR, Inc	3,105
2,062		Virgin Media, Inc	35,590
655		Vornado Realty Trust	49,584
300		WABCO Holdings, Inc	8,976
733		Weingarten Realty Investors	15,803

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	580,240

HOTELS AND OTHER LODGING PLACES - 0.3%
600		Choice Hotels International, Inc	20,886
500	*	Gaylord Entertainment Co	14,645
1,201	*	Great Wolf Resorts, Inc	3,819
1,200	*	Lodgian, Inc	3,000
200		Marcus Corp	2,598
1,341		Marriott International, Inc (Class A)	42,268
448		Starwood Hotels & Resorts Worldwide, Inc	20,895

		TOTAL HOTELS AND OTHER LODGING PLACES	108,111

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.5%
3,690		3M Co	308,373
400	*	AGCO Corp	14,348
3,736	*	Allis-Chalmers Energy, Inc	13,225
7,047		Applied Materials, Inc	94,994
90	*	Astec Industries, Inc	2,606
699	*	Axcelis Technologies, Inc	1,160
200		Briggs & Stratton Corp	3,900
2,450		Caterpillar, Inc	153,983
1,082	*	Cray, Inc	6,438
1,279		Cummins, Inc	79,234
2,666		Deere & Co	158,520
66		Donaldson Co, Inc	2,978
100	*	Dril-Quip, Inc	6,084
5,478		Emerson Electric Co	275,763
241	*	Entegris, Inc	1,215
82	*	Flotek Industries, Inc	104
600	*	FMC Technologies, Inc	38,778
421		Graco, Inc	13,472
772	*	Immersion Corp	3,860
4,531		International Business Machines Corp	581,102
124	*	Intevac, Inc	1,714
129		John Bean Technologies Corp	2,263
4,107		Johnson Controls, Inc	135,490
364	*	Lam Research Corp	13,584
300	*	Lexmark International, Inc (Class A)	10,824
55		Lufkin Industries, Inc	4,353
516		Manitowoc Co, Inc	6,708
292	*	Modine Manufacturing Co	3,282
482		Nordson Corp	32,737
89	*	Oil States International, Inc	4,035
300		Pall Corp	12,147
4,186	*	Quantum Corp	11,009
2,812		Seagate Technology, Inc	51,347
210	*	Sigma Designs, Inc	2,463
406	*	STEC, Inc	4,864
132	*	Tecumseh Products Co (Class A)	1,620
716		Tennant Co	19,611

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

170	*	Ultratech, Inc	$2,312
400	*	Varian Medical Systems, Inc	22,132
4,409		Xerox Corp	42,988

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,145,620

INSTRUMENTS AND RELATED PRODUCTS - 4.5%
100	*	Affymetrix, Inc	734
1,539	*	Agilent Technologies, Inc	52,926
1,416		Allergan, Inc	92,493
3,788		Baxter International, Inc	220,462
432		Beckman Coulter, Inc	27,130
1,976		Becton Dickinson & Co	155,570
200	*	Bruker BioSciences Corp	2,930
191	*	Cardiac Science Corp	357
365	*	Cepheid, Inc	6,380
2,310		Danaher Corp	184,592
750		Dentsply International, Inc	26,138
396	*	Flir Systems, Inc	11,167
601		Garmin Ltd	23,126
470		Hillenbrand, Inc	10,335
788	*	Hologic, Inc	14,610
182	*	Illumina, Inc	7,080
139	*	Intuitive Surgical, Inc	48,390
564	*	ION Geophysical Corp	2,775
361	*	Ixia	3,346
598	*	LTX-Credence Corp	1,812
6,150		Medtronic, Inc	276,935
236	*	Millipore Corp	24,922
200		Movado Group, Inc	2,256
278		Rockwell Automation, Inc	15,668
178		Roper Industries, Inc	10,296
1,603	*	St. Jude Medical, Inc	65,803
268		STERIS Corp	9,021
70		Techne Corp	4,458
1,505	*	Thermo Electron Corp	77,417
260	*	Trimble Navigation Ltd	7,467
636	*	Vivus, Inc	5,546
300	*	Waters Corp	20,262
1,233	*	Zimmer Holdings, Inc	72,994

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,485,398

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
1,760		AON Corp	75,170
1,121	*	Crawford & Co (Class B)	4,562
2,065		Hartford Financial Services Group, Inc	58,687
320	*	National Financial Partners Corp	4,512

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	142,931

INSURANCE CARRIERS - 4.6%
2,585		Aetna, Inc	90,759
3,724		Aflac, Inc	202,175
5	*	Alleghany Corp	1,483
49		American Physicians Capital, Inc	1,566
120	*	Arch Capital Group Ltd	9,150
853		Aspen Insurance Holdings Ltd	24,601
613		Assurant, Inc	21,075
141	*	Catalyst Health Solutions, Inc	5,835

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

263	*	Centene Corp	$6,323
3,331		Chubb Corp	172,712
2,634		Cincinnati Financial Corp	76,123
332		Endurance Specialty Holdings Ltd	12,334
202		Erie Indemnity Co (Class A)	8,712
2,424	*	Genworth Financial, Inc (Class A)	44,456
150		Hanover Insurance Group, Inc	6,542
737	*	Humana, Inc	34,469
2,070		Lincoln National Corp	63,549
30	*	Markel Corp	11,240
177	*	Molina Healthcare, Inc	4,455
765		Montpelier Re Holdings Ltd	12,860
468	*	Phoenix Cos, Inc	1,133
347		Platinum Underwriters Holdings Ltd	12,867
200	*	PMI Group, Inc	1,084
1,875		Principal Financial Group	54,769
5,202		Progressive Corp	99,306
300		Protective Life Corp	6,597
220		Radian Group, Inc	3,441
36		Stancorp Financial Group, Inc	1,715
4,120		Travelers Cos, Inc	222,232
1,457		UnumProvident Corp	36,090
802		W.R. Berkley Corp	20,924
3,413	*	WellPoint, Inc	219,728
1,041		XL Capital Ltd (Class A)	19,675

		TOTAL INSURANCE CARRIERS	1,509,980

LEATHER AND LEATHER PRODUCTS - 0.2%
1,184		Coach, Inc	46,791
115		Weyco Group, Inc	2,705

		TOTAL LEATHER AND LEATHER PRODUCTS	49,496

LEGAL SERVICES - 0.0%
95	*	FTI Consulting, Inc	3,735

		TOTAL LEGAL SERVICES	3,735

METAL MINING - 0.2%
84	*	Rosetta Resources, Inc	1,978
974		Royal Gold, Inc	45,009
297	*	Stillwater Mining Co	3,855

		TOTAL METAL MINING	50,842

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
318	*	Armstrong World Industries, Inc	11,547
200		Callaway Golf Co	1,764
3,440		Mattel, Inc	78,225

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	91,536

MISCELLANEOUS RETAIL - 2.4%
1,275	*	Amazon.com, Inc	173,056
1,050		Best Buy Co, Inc	44,667
6,059		CVS Corp	221,517
41	*	Dollar Tree, Inc	2,428
188	*	GSI Commerce, Inc	5,202
881	*	Hibbett Sports, Inc	22,536
248	*	HSN, Inc	7,301
700	*	Office Depot, Inc	5,586

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		Petsmart, Inc	$6,392
88	*	Priceline.com, Inc	22,440
3,061		Staples, Inc	71,597
300		Tiffany & Co	14,247
5,065		Walgreen Co	187,861

		TOTAL MISCELLANEOUS RETAIL	784,830

MOTION PICTURES - 0.7%
97	*	Avid Technology, Inc	1,337
559	*	Discovery Communications, Inc (Class A)	18,889
423	*	Discovery Communications, Inc (Class C)	12,440
306	*	DreamWorks Animation SKG, Inc (Class A)	12,053
200		Regal Entertainment Group (Class A)	3,514
845		Scripps Networks Interactive (Class A)	37,476
361	*	tw telecom inc (Class A)	6,552
4,164	*	Viacom, Inc (Class B)	143,158

		TOTAL MOTION PICTURES	235,419

NONDEPOSITORY INSTITUTIONS - 1.3%
6,047		American Express Co	249,499
756	*	AmeriCredit Corp	17,963
2,329		Capital One Financial Corp	96,444
877		CapitalSource, Inc	4,902
2,202		Discover Financial Services	32,810
319		Federal Agricultural Mortgage Corp (Class C)	3,614
1,662		Medallion Financial Corp	13,230
2,590	*	NewStar Financial, Inc	16,524
105	*	World Acceptance Corp	3,788

		TOTAL NONDEPOSITORY INSTITUTIONS	438,774

NONMETALLIC MINERALS, EXCEPT FUELS - 0.2%
900		AMCOL International Corp	24,480
68		Compass Minerals International, Inc	5,456
798		Vulcan Materials Co	37,697

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	67,633

OIL AND GAS EXTRACTION - 6.3%
2,407		Apache Corp	244,312
378		Atlas America, Inc	11,763
122	*	ATP Oil & Gas Corp	2,295
400		Berry Petroleum Co (Class A)	11,264
120	*	Boots & Coots, Inc	292
200	*	Bronco Drilling Co, Inc	940
700		Cabot Oil & Gas Corp	25,760
1,029	*	Callon Petroleum Co	5,515
850	*	Cameron International Corp	36,431
4,076		Chesapeake Energy Corp	96,357
615		Cimarex Energy Co	36,519
355	*	Complete Production Services, Inc	4,100
325	*	Contango Oil & Gas Co	16,624
112	*	Dawson Geophysical Co	3,275
2,947	*	Denbury Resources, Inc	49,716
3,216		Devon Energy Corp	207,208
1,100		Diamond Offshore Drilling, Inc	97,691
1,776		EOG Resources, Inc	165,061
2,213		Equitable Resources, Inc	90,733
124		EXCO Resources, Inc	2,279

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

49	*	Exterran Holdings, Inc	$1,184
249	*	Geokinetics, Inc	1,795
591	*	Geomet, Inc	528
1,140	*	Global Industries Ltd	7,319
92	*	GMX Resources, Inc	756
369	*	Goodrich Petroleum Corp	5,771
1,008		Helmerich & Payne, Inc	38,385
2,560	*	Meridian Resource Corp	717
880	*	Nabors Industries Ltd	17,274
3,196		National Oilwell Varco, Inc	129,694
747	*	Newfield Exploration Co	38,881
1,897		Noble Energy, Inc	138,481
78	*	Oceaneering International, Inc	4,952
753	*	Parker Drilling Co	3,712
1,754	*	PetroHawk Energy Corp	35,571
200	*	Petroleum Development Corp	4,634
415	*	Petroquest Energy, Inc	2,087
697	*	Pioneer Drilling Co	4,907
1,009		Pioneer Natural Resources Co	56,827
1,100	*	Pride International, Inc	33,121
800	*	Quicksilver Resources, Inc	11,256
597		Range Resources Corp	27,981
233	*	Rex Energy Corp	2,654
1,050		Smith International, Inc	44,961
927	*	Southwestern Energy Co	37,747
567		St. Mary Land & Exploration Co	19,737
188	*	Stone Energy Corp	3,337
2,287	*	Sulphco, Inc	663
400	*	Swift Energy Co	12,296
650	*	Ultra Petroleum Corp	30,310
300	*	Unit Corp	12,684
374	*	Venoco, Inc	4,798
500		W&T Offshore, Inc	4,200
300	*	Whiting Petroleum Corp	24,252
4,290		XTO Energy, Inc	202,402

		TOTAL OIL AND GAS EXTRACTION	2,074,009

PAPER AND ALLIED PRODUCTS - 0.9%
551		Bemis Co	15,825
150	*	Buckeye Technologies, Inc	1,962
103	*	Domtar Corporation	6,634
1,597		International Paper Co	39,302
2,545		Kimberly-Clark Corp	160,030
1,866		MeadWestvaco Corp	47,676
114		Rock-Tenn Co (Class A)	5,195
700		Sonoco Products Co	21,553
500		Temple-Inland, Inc	10,215

		TOTAL PAPER AND ALLIED PRODUCTS	308,392

PERSONAL SERVICES - 0.0%
232		Regis Corp	4,334
34		Unifirst Corp	1,751
40		Weight Watchers International, Inc	1,021

		TOTAL PERSONAL SERVICES	7,106

PETROLEUM AND COAL PRODUCTS - 1.1%
100		Ashland, Inc	5,277

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,750		Hess Corp	$172,013
5,440		Marathon Oil Corp	172,121

		TOTAL PETROLEUM AND COAL PRODUCTS	349,411

PIPELINES, EXCEPT NATURAL GAS - 0.6%
9,075		Spectra Energy Corp	204,460

		TOTAL PIPELINES, EXCEPT NATURAL GAS	204,460

PRIMARY METAL INDUSTRIES - 1.2%
4,654		Alcoa, Inc	66,273
190		Allegheny Technologies, Inc	10,258
350	*	Gibraltar Industries, Inc	4,414
300		Hubbell, Inc (Class B)	15,129
1,850	*	Metalico, Inc	11,082
2,406		Nucor Corp	109,183
241		Olympic Steel, Inc	7,869
900		Reliance Steel & Aluminum Co	44,307
1,276		Steel Dynamics, Inc	22,292
500		Tredegar Corp	8,540
868		United States Steel Corp	55,135
1,796		Worthington Industries, Inc	31,053

		TOTAL PRIMARY METAL INDUSTRIES	385,535

PRINTING AND PUBLISHING - 0.4%
470		Dun & Bradstreet Corp	34,977
233	*	EW Scripps Co (Class A)	1,969
185		Harte-Hanks, Inc	2,379
83		John Wiley & Sons, Inc (Class A)	3,592
2,109		Journal Communications, Inc (Class A)	8,858
200		Meredith Corp	6,882
1,322	*	New York Times Co (Class A)	14,714
600		R.R. Donnelley & Sons Co	12,810
863		Standard Register Co	4,617
126		Washington Post Co (Class B)	55,967

		TOTAL PRINTING AND PUBLISHING	146,765

RAILROAD TRANSPORTATION - 1.0%
2,543		CSX Corp	129,439
500	*	Kansas City Southern Industries, Inc	18,085
3,049		Norfolk Southern Corp	170,408

		TOTAL RAILROAD TRANSPORTATION	317,932

REAL ESTATE - 0.0%
480	*	CB Richard Ellis Group, Inc (Class A)	7,608
166	*	Forestar Real Estate Group, Inc	3,134
100		Stewart Enterprises, Inc (Class A)	625

		TOTAL REAL ESTATE	11,367

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.0%
340		Sealed Air Corp	7,167
179		Tupperware Corp	8,632

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,799

SECURITY AND COMMODITY BROKERS - 2.6%
722		Ameriprise Financial, Inc	32,750
531		BlackRock, Inc	115,631
683		Broadridge Financial Solutions, Inc	14,603

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,855		Charles Schwab Corp	$128,119
335		CME Group, Inc	105,897
388		Duff & Phelps Corp	6,495
200		Eaton Vance Corp	6,708
363		Evercore Partners, Inc (Class A)	10,890
300		Federated Investors, Inc (Class B)	7,914
1,638		Franklin Resources, Inc	181,653
415	*	IntercontinentalExchange, Inc	46,555
2,274		Invesco Ltd	49,823
556		Legg Mason, Inc	15,941
542	*	Nasdaq Stock Market, Inc	11,447
1,436		NYSE Euronext	42,520
600		SEI Investments Co	13,182
1,391		T Rowe Price Group, Inc	76,408
259	*	US Global Investors, Inc (Class A)	2,562

		TOTAL SECURITY AND COMMODITY BROKERS	869,098

SOCIAL SERVICES - 0.0%
688	*	Capital Senior Living Corp	3,619

		TOTAL SOCIAL SERVICES	3,619

SPECIAL TRADE CONTRACTORS - 0.0%
75		Chemed Corp	4,079
80	*	Layne Christensen Co	2,137
518	*	Quanta Services, Inc	9,924

		TOTAL SPECIAL TRADE CONTRACTORS	16,140

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
100		Apogee Enterprises, Inc	1,581
51	*	Cabot Microelectronics Corp	1,929
150		CARBO Ceramics, Inc	9,351
5,868		Corning, Inc	118,593
400		Gentex Corp	7,768
241	*	Owens Corning, Inc	6,131

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	145,353

TEXTILE MILL PRODUCTS - 0.0%
200		Oxford Industries, Inc	4,066

		TOTAL TEXTILE MILL PRODUCTS	4,066

TRANSPORTATION BY AIR - 1.0%
2,987	*	Airtran Holdings, Inc	15,174
700	*	Continental Airlines, Inc (Class B)	15,379
2,034	*	Delta Air Lines, Inc	29,676
581	*	ExpressJet Holdings, Inc	2,190
2,042		FedEx Corp	190,723
3,057	*	JetBlue Airways Corp	17,058
267		Skywest, Inc	3,813
4,679		Southwest Airlines Co	61,856

		TOTAL TRANSPORTATION BY AIR	335,869

TRANSPORTATION EQUIPMENT - 1.5%
656	*	American Axle & Manufacturing Holdings, Inc	6,547
400	*	ArvinMeritor, Inc	5,340
1,670	*	BE Aerospace, Inc	50,852
12,973	*	Ford Motor Co	163,070
64	*	Fuel Systems Solutions, Inc	2,045

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,830		Genuine Parts Co	$77,299
1,360		Harley-Davidson, Inc	38,175
706		Harsco Corp	22,550
1,543		Paccar, Inc	66,874
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	31,633
339		Superior Industries International, Inc	5,451
800	*	Tenneco, Inc	18,920
300		Westinghouse Air Brake Technologies Corp	12,636

		TOTAL TRANSPORTATION EQUIPMENT	501,392

TRANSPORTATION SERVICES - 0.1%
150		CH Robinson Worldwide, Inc	8,378
139		Expeditors International Washington, Inc	5,132
248	*	Interval Leisure Group, Inc	3,611
404	*	Orbitz Worldwide, Inc	2,872

		TOTAL TRANSPORTATION SERVICES	19,993

TRUCKING AND WAREHOUSING - 0.8%
4,040		United Parcel Service, Inc (Class B)	260,216

		TOTAL TRUCKING AND WAREHOUSING	260,216

WATER TRANSPORTATION - 0.1%
116		Alexander & Baldwin, Inc	3,834
400	*	Gulfmark Offshore, Inc	10,620
300	*	Hornbeck Offshore Services, Inc	5,571

		TOTAL WATER TRANSPORTATION	20,025

WHOLESALE TRADE-DURABLE GOODS - 0.5%
932		Agilysys, Inc	10,410
800		Barnes Group, Inc	15,560
400	*	BorgWarner, Inc	15,272
400		Castle (A.M.) & Co	5,232
465	*	Chindex International, Inc	5,492
104	*	MWI Veterinary Supply, Inc	4,202
26		Owens & Minor, Inc	1,206
522		Patterson Cos, Inc	16,208
142	*	Tyler Technologies, Inc	2,661
727		W.W. Grainger, Inc	78,604
109	*	WESCO International, Inc	3,783

		TOTAL WHOLESALE TRADE-DURABLE GOODS	158,630

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
45		Airgas, Inc	2,863
623	*	Akorn, Inc	953
440		Allscripts Healthcare Solutions, Inc	8,606
9	*	Clearwater Paper Corp	443
500	*	Endo Pharmaceuticals Holdings, Inc	11,845
105	*	Henry Schein, Inc	6,185
98		Nash Finch Co	3,298

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

128	Spartan Stores, Inc	$1,846
5,244	Sysco Corp	154,698

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	190,737

	TOTAL COMMON STOCKS (Cost $31,468,700)	32,650,488

	TOTAL INVESTMENTS - 99.3% (Cost $31,468,700)	32,650,488
	OTHER ASSETS & LIABILITIES, NET - 0.7%	222,699

	NET ASSETS - 100.0%	$32,873,187

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE

PREFERRED STOCK - 1.0%
OFFICE PROPERTY REITS - 0.5%
13,000	*	SL Green Realty Corp	$312,260

		TOTAL OFFICE PROPERTY REITS	312,260

REGIONAL MALL REITS - 0.5%
13,000	*	CBL & Associates Properties, Inc	277,290

		TOTAL REGIONAL MALL REITS	277,290

		TOTAL PREFERRED STOCK (Cost $570,205)	589,550

COMMON STOCKS - 96.9%
APARTMENT REITS - 10.9%
53,500		American Campus Communities, Inc	1,479,810
29,000		AvalonBay Communities, Inc	2,504,150
32,000		Equity Residential	1,252,800
3,200		Essex Property Trust, Inc	287,840
57,500		UDR, Inc	1,014,300

		TOTAL APARTMENT REITS	6,538,900

DIVERSIFIED REITS - 9.8%
227		Cousins Properties, Inc	1,886
20,500		Digital Realty Trust, Inc	1,111,100
38,500		Entertainment Properties Trust	1,583,505
43,953		Mission West Properties, Inc	302,397
38,000		Vornado Realty Trust	2,876,600

		TOTAL DIVERSIFIED REITS	5,875,488

FORESTRY - 0.9%
14,000		Plum Creek Timber Co, Inc	544,740

		TOTAL FORESTRY	544,740

HEALTHCARE REITS - 10.8%
42,000		HCP, Inc	1,386,000
38,000		Health Care REIT, Inc	1,718,740
42,000		Nationwide Health Properties, Inc	1,476,300
14,000		Omega Healthcare Investors, Inc	272,860
34,000		Ventas, Inc	1,614,320

		TOTAL HEALTHCARE REITS	6,468,220

HOTEL REITS - 9.1%
90,000	*	FelCor Lodging Trust, Inc	513,000

219,000		Host Marriott Corp	3,208,350
29,000	*	Orient-Express Hotels Ltd (Class A)	411,220
4,000		Starwood Hotels & Resorts Worldwide, Inc	186,560
99,000	*	Sunstone Hotel Investors, Inc	1,105,830

		TOTAL HOTEL REITS	5,424,960

INDUSTRIAL REITS - 3.7%
20,500		EastGroup Properties, Inc	773,670
108,000		Prologis	1,425,600

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

		TOTAL INDUSTRIAL REITS	$2,199,270

NONDEPOSITORY INSTITUTIONS - 0.0%
28,800	*,f,m	People's Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

OFFICE PROPERTY REITS - 12.3%
18,500		Alexandria Real Estate Equities, Inc	1,250,600
28,000		BioMed Realty Trust, Inc	463,120
34,500		Boston Properties, Inc	2,602,680
16,000		Corporate Office Properties Trust	642,080
31,856		Hersha Hospitality Trust	165,014
5,100		Kilroy Realty Corp	157,284
36,500		SL Green Realty Corp	2,090,355

		TOTAL OFFICE PROPERTY REITS	7,371,133

REAL ESTATE - 4.2%
60,000	*	CB Richard Ellis Group, Inc (Class A)	951,000
23,000	*	Forestar Real Estate Group, Inc	434,240
9,500		Jones Lang LaSalle, Inc	692,455
10,000	*	Terreno Realty Corp	197,300
74,000		Thomas Properties Group, Inc	246,420

		TOTAL REAL ESTATE	2,521,415

REGIONAL MALL REITS - 16.8%
20,000	b	General Growth Properties, Inc	321,800
95,000		Glimcher Realty Trust	481,650
55,000		Macerich Co	2,107,050
79,000		Simon Property Group, Inc	6,628,100
15,000		Taubman Centers, Inc	598,800

		TOTAL REGIONAL MALL REITS	10,137,400

SHOPPING CENTER REITS - 8.0%
80,000		Developers Diversified Realty Corp	973,600
7,000		Federal Realty Investment Trust	509,670
100,000		Kimco Realty Corp	1,564,000
46,000		Regency Centers Corp	1,723,620

		TOTAL SHOPPING CENTER REITS	4,770,890

SINGLE TENANT REITS - 2.6%
50,000		Realty Income Corp	1,534,500

		TOTAL SINGLE TENANT REITS	1,534,500

STORAGE REITS - 7.8%
19,400		Extra Space Storage, Inc	245,992
34,500		Public Storage, Inc	3,173,655
13,500		Sovran Self Storage, Inc	470,610
110,000		U-Store-It Trust	792,000

		TOTAL STORAGE REITS	4,682,257

		TOTAL COMMON STOCKS (Cost $57,118,283)	58,069,173

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 97.9% (Cost $57,688,488)	$58,658,723
	OTHER ASSETS & LIABILITIES, NET - 2.1%	1,256,475

	NET ASSETS - 100.0%	$59,915,198

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

f	Restricted security.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 94.8%

CORPORATE BONDS - 28.8%
AGENCY SECURITIES - 6.8%
$1,000,000	Bank of America Corp	2.380%	06/22/12	Aaa	$1,024,537
1,000,000	Citigroup Funding, Inc	1.880	10/22/12	Aaa	1,007,978
1,000,000	Citigroup, Inc	2.130	04/30/12	Aaa	1,018,305
500,000	General Electric Capital Corp	2.250	03/12/12	Aaa	510,634
200,000	General Electric Capital Corp	2.200	06/08/12	Aaa	203,712
200,000	General Electric Capital Corp	2.130	12/21/12	Aaa	202,617
450,000	GMAC, Inc	1.750	10/30/12	Aaa	452,603
1,700,000	GMAC, Inc	2.200	12/19/12	Aaa	1,725,545
500,000	KeyBank NA	3.200	06/15/12	Aaa	519,265
250,000	New York Community Bank	3.000	12/16/11	Aaa	258,216
500,000	Regions Bank	3.250	12/09/11	Aaa	518,599
500,000	Sovereign Bank	2.750	01/17/12	Aaa	515,408
350,000	State Street Corp	2.150	04/30/12	Aaa	356,729
100,000	Wells Fargo & Co	2.130	06/15/12	Aaa	101,541

	TOTAL AGENCY SECURITIES				8,415,689

AMUSEMENT AND RECREATION SERVICES - 0.1%
100,000	Walt Disney Co	4.500	12/15/13	A2	107,693

	TOTAL AMUSEMENT AND RECREATION SERVICES				107,693

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.0%
25,000	Home Depot, Inc	5.250	12/16/13	Baa1	27,072

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				27,072

BUSINESS SERVICES - 0.2%
50,000	Adobe Systems, Inc	3.250	02/01/15	Baa1	50,198
63,000	Lamar Media Corp	6.630	08/15/15	B2	60,559
25,000	Oracle Corp	4.950	04/15/13	A2	27,159
50,000	Oracle Corp	3.750	07/08/14	A2	52,178
90,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	94,613

	TOTAL BUSINESS SERVICES				284,707

CHEMICALS AND ALLIED PRODUCTS - 1.1%
50,000	Abbott Laboratories	5.600	05/15/11	A1	52,546
100,000	Air Products & Chemicals, Inc	4.150	02/01/13	A3	104,642
35,000	Air Products & Chemicals, Inc	4.380	08/21/19	A3	34,066
10,000	Airgas, Inc	4.500	09/15/14	Baa3	10,321
50,000	EI Du Pont de Nemours & Co	3.250	01/15/15	A2	50,304
65,000	Eli Lilly & Co	3.550	03/06/12	A1	67,820
25,000	Eli Lilly & Co	5.950	11/15/37	A1	26,162
25,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	27,146
35,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	38,603
$50,000	Johnson & Johnson	5.850	07/15/38	Aaa	53,466
35,000	Life Technologies Corp	3.380	03/01/13	Ba1	35,193

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
40,000		Life Technologies Corp	4.400%	03/01/15	Ba1	$40,278
35,000		Novartis Capital Corp	4.130	02/10/14	Aa2	37,058
200,000		Novartis Capital Corp	2.900	04/24/15	Aa2	198,605
35,000		Novartis Capital Corp	4.400	04/24/20	Aa2	34,991
100,000		Pfizer, Inc	4.450	03/15/12	A1	105,999
35,000		Pfizer, Inc	5.350	03/15/15	A1	38,565
100,000		Pfizer, Inc	6.200	03/15/19	A1	112,948
75,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	75,129
50,000		Praxair, Inc	5.250	11/15/14	A2	54,666
65,000		Procter & Gamble Co	5.550	03/05/37	Aa3	65,725

		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,264,233

COMMUNICATIONS - 2.6%
40,000	g	America Movil SAB de C.V.	5.000	03/30/20	A2	39,435
50,000		American Tower Corp	4.630	04/01/15	Baa3	51,421
100,000		AT&T, Inc	6.150	09/15/34	A2	98,788
125,000		AT&T, Inc	6.300	01/15/38	A2	126,848
25,000		BellSouth Capital Funding Corp	7.880	02/15/30	A2	29,057
100,000		BellSouth Corp	6.880	10/15/31	A2	104,703
25,000		CBS Corp	5.750	04/15/20	Baa3	25,107
175,000		Cellco Partnership	3.750	05/20/11	A2	180,447
25,000		Cellco Partnership	5.550	02/01/14	A2	27,321
175,000		Cellco Partnership	8.500	11/15/18	A2	218,339
125,000		Comcast Corp	6.400	03/01/40	Baa1	127,054
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	128,071
25,000	g	DIRECTV Holdings LLC	4.750	10/01/14	Baa3	26,118
200,000	g	DIRECTV Holdings LLC	3.550	03/15/15	Baa3	196,789
200,000	g	DIRECTV Holdings LLC	5.200	03/15/20	Baa3	196,901
75,000	g	DIRECTV Holdings LLC	6.350	03/15/40	Baa3	74,450
75,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	96,841
100,000		Sprint Capital Corp	8.750	03/15/32	Ba3	92,750
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	53,445
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	27,037
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	215,921
75,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	80,328
100,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	101,237
75,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	82,762
100,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	107,075
50,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	55,868
100,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	124,018
125,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	151,261
100,000		Verizon Communications, Inc	4.350	02/15/13	A3	106,068
40,000		Verizon Communications, Inc	8.750	11/01/18	A3	50,180
50,000		Verizon Communications, Inc	6.250	04/01/37	A3	50,674
50,000		Verizon Communications, Inc	6.400	02/15/38	A3	51,877
25,000		Verizon Communications, Inc	8.950	03/01/39	A3	33,902
25,000		Viacom, Inc	4.380	09/15/14	Baa2	25,830

		TOTAL COMMUNICATIONS				3,157,923

DEPOSITORY INSTITUTIONS - 3.7%

$100,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	104,000
100,000	g	Banco do Brasil S.A.	4.500	01/22/15	Baa2	102,274
100,000	g	Banco Santander Brasil	4.500	04/06/15	Baa2	99,770
50,000		Bank of America Corp	7.380	05/15/14	A2	56,227
150,000		Bank of America Corp	4.500	04/01/15	A2	151,251
200,000		Bank of America Corp	5.300	03/15/17	A1	197,980

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
75,000		Bank of America Corp	5.750%	12/01/17	A2	$76,896
50,000		Bank of America Corp	7.630	06/01/19	A2	57,193
50,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	52,635
50,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	53,027
100,000		Bank One Corp	5.250	01/30/13	A1	107,471
50,000		Barclays Bank plc	5.200	07/10/14	Aa3	53,392
50,000	g	Barclays Bank plc	6.050	12/04/17	Baa1	51,563
75,000		BB&T Corp	3.850	07/27/27	A1	78,161
100,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	Aaa	100,386
50,000		Capital One Bank USA NA	8.800	07/15/19	A3	60,413
50,000		Capital One Capital V	8.880	05/15/40	Baa3	54,489
100,000		Citigroup, Inc	5.100	09/29/11	A3	104,231
50,000		Citigroup, Inc	5.500	10/15/14	A3	51,745
75,000		Citigroup, Inc	6.130	05/15/18	A3	76,634
100,000		Citigroup, Inc	8.500	05/22/19	A3	116,719
75,000		Citigroup, Inc	6.880	03/05/38	A3	75,787
50,000		Citigroup, Inc	8.130	07/15/39	A3	57,720
150,000		Credit Suisse	5.000	05/15/13	Aa1	161,217
100,000		Credit Suisse	5.500	05/01/14	Aa1	108,843
50,000		Credit Suisse	5.300	08/13/19	Aa1	51,272
900,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	665,057
100,000		Deutsche Bank AG.	3.880	08/18/14	Aa3	102,170
100,000	g	ICICI Bank Ltd	5.500	03/25/15	Baa2	101,472
25,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	27,143
150,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	165,533
75,000		JPMorgan Chase & Co	4.950	03/25/20	Aa3	74,360
100,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	107,971
50,000	g	Lloyds TSB Bank plc	5.800	01/13/20	Aa3	48,784
175,000		Northern Trust Corp	4.630	05/01/14	A1	186,118
100,000		PNC Funding Corp	5.130	02/08/20	A3	100,734
100,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	102,616
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	A2	180,160
75,000		State Street Corp	4.300	05/30/14	A1	79,376
150,000		Union Bank of California NA	5.950	05/11/16	A3	157,455
25,000		USB Capital XIII Trust	6.630	12/15/39	A2	25,307
25,000		Wachovia Bank NA	4.800	11/01/14	Aa3	25,732
100,000		Wachovia Bank NA	5.850	02/01/37	Aa3	93,383
100,000		Wells Fargo & Co	4.750	02/09/15	Aa3	103,846
40,000		Zions Bancorporation	7.750	09/23/14	Baa3	40,345

		TOTAL DEPOSITORY INSTITUTIONS				4,648,858

ELECTRIC, GAS, AND SANITARY SERVICES - 1.9%
50,000		AGL Capital Corp	5.250	08/15/19	Baa1	50,536
75,000		Alliant Energy Corp	1.000	10/15/14	Baa1	75,587
75,000		Atmos Energy Corp	8.500	03/15/19	Baa2	92,015
200,000		Carolina Power & Light Co	5.300	01/15/19	A1	210,398
$50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	56,799
100,000	g	Colbun S.A.	6.000	01/21/20	NR	100,555
25,000		Connecticut Light & Power Co	5.500	02/01/19	A2	26,368
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	111,404
100,000		Duke Energy Corp	3.950	09/15/14	Baa2	103,039
75,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	92,094
50,000		FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	51,171
50,000		FirstEnergy Solutions Corp	6.050	08/15/21	Baa2	50,065
50,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	56,434

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
50,000		Kinder Morgan Energy Partners LP	6.500%	09/01/39	Baa2	$51,395
100,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	109,578
100,000		Nevada Power Co	6.650	04/01/36	Baa3	106,215
50,000		NiSource Finance Corp	10.750	03/15/16	Baa3	63,557
75,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	91,557
50,000		PacifiCorp	6.000	01/15/39	A2	51,407
50,000		PG&E Corp	5.750	04/01/14	Baa1	54,618
103,000		Progress Energy, Inc	7.100	03/01/11	Baa2	108,320
50,000		Progress Energy, Inc	7.050	03/15/19	Baa2	56,420
100,000		Public Service Co of Oklahoma	5.150	12/01/19	Baa1	100,879
30,000	g	Republic Services, Inc	5.000	03/01/20	Baa3	29,418
25,000	g	Republic Services, Inc	5.250	11/15/21	Baa3	24,714
40,000	g	Republic Services, Inc	6.200	03/01/40	Baa3	38,963
25,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	26,475
50,000		Sempra Energy	6.000	10/15/39	Baa1	49,070
25,000		Veolia Environnement	5.250	06/03/13	A3	26,837
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	106,901
50,000	g	Williams Partners LP	3.800	02/15/15	Baa3	49,910
75,000	g	Williams Partners LP	5.250	03/15/20	Baa3	75,153
75,000	g	Williams Partners LP	6.300	04/15/40	Baa3	74,528

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				2,372,380

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.7%
50,000		Amphenol Corp	4.750	11/15/14	Baa3	51,434
50,000		Analog Devices, Inc	5.000	07/01/14	A3	52,805
65,000		Cisco Systems, Inc	4.450	01/15/20	A1	64,640
50,000		Hewlett-Packard Co	2.950	08/15/12	A2	51,640
225,000		Koninklijke Philips Electronics NV	6.880	03/11/38	A3	254,268
50,000		L-3 Communications Corp	6.380	10/15/15	Ba2	51,313
35,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	35,174
50,000		Nokia OYJ	5.380	05/15/19	A2	52,664
50,000		Tyco International Finance S.A.	6.000	11/15/13	Baa1	55,256
25,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	25,850
75,000		Whirlpool Corp	8.000	05/01/12	Baa3	82,430

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				777,474

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.1%
100,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	A2	103,610

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				103,610

FABRICATED METAL PRODUCTS - 0.0%
25,000		CRH America, Inc	6.950	03/15/12	Baa1	27,180

		TOTAL FABRICATED METAL PRODUCTS				27,180

FOOD AND KINDRED PRODUCTS - 0.6%
$50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	52,922
7,000		ConAgra Foods, Inc	6.750	09/15/11	Baa2	7,522
98,000		ConAgra Foods, Inc	5.820	06/15/17	Baa2	105,508
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa2	27,799
50,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa2	57,120
25,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	Baa2	29,698
50,000		General Mills, Inc	5.250	08/15/13	Baa1	54,586
50,000		General Mills, Inc	5.650	02/15/19	Baa1	53,631
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	Baa2	113,455
25,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	27,360
50,000		Kraft Foods, Inc	5.380	02/10/20	Baa2	50,818

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
50,000		Kraft Foods, Inc	6.500%	02/09/40	Baa2	$51,814
100,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	Baa1	99,243
50,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	Baa1	48,702
25,000		PepsiCo, Inc	7.900	11/01/18	Aa3	30,964

		TOTAL FOOD AND KINDRED PRODUCTS				811,142

FOOD STORES - 0.1%
50,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	54,673
50,000		Delhaize Group S.A.	6.500	06/15/17	Baa3	55,220
25,000		Safeway, Inc	5.000	08/15/19	Baa2	25,222

		TOTAL FOOD STORES				135,115

GENERAL MERCHANDISE STORES - 0.1%
50,000		JC Penney Corp, Inc	5.750	02/15/18	Ba1	50,062
25,000		TJX Cos, Inc	6.950	04/15/19	A3	29,542
50,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	47,770

		TOTAL GENERAL MERCHANDISE STORES				127,374

HEALTH SERVICES - 0.1%
100,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa2	110,842

		TOTAL HEALTH SERVICES				110,842

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
30,000		AMB Property LP	6.630	12/01/19	Baa1	30,534
15,000		Boston Properties LP	5.880	10/15/19	Baa2	15,572
25,000		Boston Properties LP	2.880	02/15/37	NR	24,906
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	26,902
25,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	23,727
15,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	16,779
25,000		Developers Diversified Realty Corp	7.500	04/01/17	Baa3	25,292
25,000	g	Digital Realty Trust LP	5.880	02/01/20	Baa2	24,446
50,000		Health Care REIT, Inc	6.130	04/15/20	Baa2	50,154
10,000		Kimco Realty Corp	5.700	05/01/17	Baa1	10,029
20,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	22,054
10,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	10,258
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	Baa2	26,622
15,000		ProLogis	7.630	08/15/14	Baa2	16,401
40,000		ProLogis	5.630	11/15/16	Baa2	38,693
15,000		ProLogis	7.380	10/30/19	Baa2	15,398
$50,000		ProLogis	6.880	03/15/20	Baa2	49,387
25,000		Realty Income Corp	5.950	09/15/16	Baa1	25,504
10,000		Simon Property Group LP	6.750	05/15/14	A3	10,941
25,000		Simon Property Group LP	5.250	12/01/16	A3	24,775
40,000		Simon Property Group LP	10.350	04/01/19	A3	50,294

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				538,668

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.2%
25,000		Black & Decker Corp	8.950	04/15/14	Baa1	29,599
75,000		Hewlett-Packard Co	4.250	02/24/12	A2	79,229
25,000		Hewlett-Packard Co	4.750	06/02/14	A2	26,991
25,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	30,313
50,000		ITT Corp	4.900	05/01/14	Baa1	53,101
20,000		John Deere Capital Corp	2.950	03/09/15	A2	19,994

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
25,000		Xerox Corp	8.250%	05/15/14	Baa2	$29,028
25,000		Xerox Corp	5.630	12/15/19	Baa2	25,697

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				293,952

INSTRUMENTS AND RELATED PRODUCTS - 0.4%
50,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	52,398
50,000		Boston Scientific Corp	4.500	01/15/15	Ba1	47,918
100,000		Medtronic, Inc	4.750	09/15/15	A1	108,179
50,000		Medtronic, Inc	4.450	03/15/20	A1	49,761
30,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	30,762
80,000		Stryker Corp	3.000	01/15/15	A3	79,962
50,000		Stryker Corp	4.380	01/15/20	A3	49,585
100,000		Xerox Corp	7.630	06/15/13	Baa2	102,582

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				521,147

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	Baa3	74,299
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	Baa3	73,868
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	Baa3	49,198

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				197,365

INSURANCE CARRIERS - 0.7%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	54,912
150,000		Aflac, Inc	8.500	05/15/19	A2	180,608
50,000		Aflac, Inc	6.900	12/17/39	A2	51,528
75,000		Allstate Corp	7.450	05/16/19	A3	88,010
100,000		Chubb Corp	6.000	05/11/37	A2	102,571
50,000		Metlife, Inc	5.000	06/15/15	A3	52,428
100,000		Metlife, Inc	6.750	06/01/16	A3	112,065
100,000	g	Prudential Funding LLC	6.750	09/15/23	A3	106,088
25,000		Travelers Cos, Inc	5.800	05/15/18	A2	26,781
25,000		Travelers Cos, Inc	5.900	06/02/19	A2	27,342
100,000		Travelers Property Casualty Corp	6.380	03/15/33	A2	105,020

		TOTAL INSURANCE CARRIERS				907,353

METAL MINING - 0.2%
50,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	55,625
$25,000		Newmont Mining Corp	6.250	10/01/39	Baa2	24,999
50,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	54,960
50,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	56,278

		TOTAL METAL MINING				191,862

MISCELLANEOUS RETAIL - 0.0%
25,000		Staples, Inc	9.750	01/15/14	Baa2	30,308

		TOTAL MISCELLANEOUS RETAIL				30,308

MOTION PICTURES - 0.0%
50,000		Time Warner, Inc	6.500	11/15/36	Baa2	51,363

		TOTAL MOTION PICTURES				51,363

NONDEPOSITORY INSTITUTIONS - 2.7%
25,000		American Express Co	7.000	03/19/18	A3	28,395
125,000		American Express Co	8.130	05/20/19	A3	151,400
50,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	49,242

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
500,000	g	CDP Financial, Inc	3.000%	11/25/14	Aaa	$492,319
25,000		General Electric Capital Corp	5.880	02/15/12	Aa2	26,873
100,000		General Electric Capital Corp	5.900	05/13/14	Aa2	110,025
375,000		General Electric Capital Corp	5.500	06/04/14	Aa2	405,106
100,000		General Electric Capital Corp	5.500	01/08/20	Aa2	102,027
100,000		HSBC Finance Corp	5.250	01/14/11	A3	103,098
200,000		HSBC Finance Corp	6.380	11/27/12	A3	219,040
100,000	g	Hutchinson Whampoa International	5.750	09/11/19	A3	103,805
25,000	g	International Lease Finance Corp	8.630	09/15/15	B1	25,556
300,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	315,433
500,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	Aaa	498,249
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	108,284
100,000		MBNA Corp	6.130	03/01/13	A2	107,392
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	56,115
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	66,503
100,000	g	TNK-BP Finance S.A.	6.250	02/02/15	Baa2	105,000
312,500		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	329,416

		TOTAL NONDEPOSITORY INSTITUTIONS				3,403,278

OIL AND GAS EXTRACTION - 1.6%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa3	54,474
30,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	37,115
50,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	60,101
75,000		Baker Hughes, Inc	6.500	11/15/13	A2	85,757
100,000		Baker Hughes, Inc	6.880	01/15/29	A2	114,179
50,000		BJ Services Co	5.750	06/01/11	Baa1	52,303
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	114,594
25,000	g	Cenovus Energy, Inc	4.500	09/15/14	Baa2	26,082
25,000		EnCana Corp	6.500	05/15/19	Baa2	27,884
25,000		EnCana Corp	6.630	08/15/37	Baa2	26,849
75,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	79,113
25,000		Enterprise Products Operating LLC	5.000	03/01/15	Baa3	26,502
100,000		Enterprise Products Operating LLC	6.130	10/15/39	Baa3	98,323
50,000		EOG Resources, Inc	5.630	06/01/19	A3	53,663
50,000		Husky Energy, Inc	6.800	09/15/37	Baa2	54,300
$100,000		Nexen, Inc	7.500	07/30/39	Baa3	114,068
20,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	20,583
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	24,238
60,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	70,173
59,000		Petrobras International Finance Co	6.880	01/20/40	Baa1	60,899
50,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	51,350
20,000		Petroleos Mexicanos	8.000	05/03/19	Baa1	23,450
100,000	g	Petroleos Mexicanos	6.000	03/05/20	Baa1	102,500
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	113,750
100,000	g	Petronas Capital Ltd	5.250	08/12/19	A1	101,372
100,000		Plains All American Pipeline LP	5.750	01/15/20	Baa3	102,546
50,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	51,468
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	111,654
50,000		XTO Energy, Inc	4.630	06/15/13	Baa2	53,609
50,000		XTO Energy, Inc	5.500	06/15/18	Baa2	54,282

		TOTAL OIL AND GAS EXTRACTION				1,967,181

PAPER AND ALLIED PRODUCTS - 0.0%
50,000		International Paper Co	7.300	11/15/39	Baa3	53,433

		TOTAL PAPER AND ALLIED PRODUCTS				53,433

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PETROLEUM AND COAL PRODUCTS - 0.6%
100,000		BP Capital Markets plc	3.130%	03/10/12	Aa1	$103,591
75,000		BP Capital Markets plc	3.880	03/10/15	Aa1	77,893
75,000		Chevron Corp	3.450	03/03/12	Aa1	78,076
125,000		ConocoPhillips	4.600	01/15/15	A1	134,061
100,000		ConocoPhillips	6.500	02/01/39	A1	111,706
25,000		Hess Corp	8.130	02/15/19	Baa2	30,474
25,000		Marathon Oil Corp	6.500	02/15/14	Baa1	28,029
75,000		Marathon Oil Corp	7.500	02/15/19	Baa1	88,095
75,000		Shell International Finance BV	4.380	03/25/20	Aa1	74,354
25,000		Shell International Finance BV	6.380	12/15/38	Aa1	27,530
25,000		Statoil ASA	2.900	10/15/14	Aa2	25,000
50,000		Valero Energy Corp	4.500	02/01/15	Baa2	50,091

		TOTAL PETROLEUM AND COAL PRODUCTS				828,900

PIPELINES, EXCEPT NATURAL GAS - 0.1%
25,000		Enbridge Energy Partners LP	5.200	03/15/20	Baa2	25,109
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Ba1	54,404
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	99,639

		TOTAL PIPELINES, EXCEPT NATURAL GAS				179,152

PRIMARY METAL INDUSTRIES - 0.3%
50,000		ArcelorMittal	5.380	06/01/13	Baa3	53,221
100,000		ArcelorMittal	7.000	10/15/39	Baa3	102,698
100,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	104,500
100,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	103,558

		TOTAL PRIMARY METAL INDUSTRIES				363,977

PRINTING AND PUBLISHING - 0.1%
25,000		News America, Inc	7.250	05/18/18	Baa1	28,927
$50,000		News America, Inc	6.200	12/15/34	Baa1	49,869
50,000		News America, Inc	6.900	08/15/39	Baa1	54,582

		TOTAL PRINTING AND PUBLISHING				133,378

RAILROAD TRANSPORTATION - 0.3%
100,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	A3	99,020
10,000		CSX Corp	6.250	03/15/18	Baa3	10,805
50,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	53,668
100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	98,050
75,000		Union Pacific Corp	5.130	02/15/14	Baa2	80,356

		TOTAL RAILROAD TRANSPORTATION				341,899

SECURITY AND COMMODITY BROKERS - 2.1%
50,000		Ameriprise Financial, Inc	5.300	03/15/20	A3	50,582
50,000		BlackRock, Inc	3.500	12/10/14	A1	50,614
50,000		BlackRock, Inc	5.000	12/10/19	A1	50,051
100,000		Eaton Vance Corp	6.500	10/02/17	A3	107,692
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	Baa2	84,750
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	105,719
150,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	158,013
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	57,140
100,000		Goldman Sachs Group, Inc	5.380	03/15/20	A1	99,075
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	24,969
100,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	250
50,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	53,400
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	317,404

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
50,000		Merrill Lynch & Co, Inc	6.400%	08/28/17	A2	$52,696
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	161,650
175,000		Morgan Stanley	6.000	05/13/14	A2	189,024
50,000		Morgan Stanley	6.000	04/28/15	A2	53,561
100,000		Morgan Stanley	5.750	10/18/16	A2	103,965
65,000		Morgan Stanley	6.630	04/01/18	A2	69,328
150,000		Morgan Stanley	7.300	05/13/19	A2	165,721
100,000		Morgan Stanley	5.500	01/26/20	A2	97,814
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	Baa3	49,761
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	Baa3	34,807
25,000		Nomura Holdings, Inc	5.000	03/04/15	Baa2	25,555
25,000		Nomura Holdings, Inc	6.700	03/04/20	Baa2	25,945
478,000		Nuveen Investments, Inc	10.500	11/15/15	Caa3	463,661

		TOTAL SECURITY AND COMMODITY BROKERS				2,653,147

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
125,000		3M Co	5.700	03/15/37	Aa2	129,210

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				129,210

TOBACCO PRODUCTS - 0.1%
100,000		Philip Morris International, Inc	6.880	03/17/14	A2	114,512

		TOTAL TOBACCO PRODUCTS				114,512

TRANSPORTATION EQUIPMENT - 0.2%
100,000		Boeing Co	6.130	02/15/33	A2	105,120
$25,000		Embraer Overseas Ltd	6.380	01/15/20	Baa3	25,438
55,000		Goodrich Corp	6.130	03/01/19	Baa2	59,770
25,000	g	Meccanica Holdings USA	6.250	01/15/40	A3	24,511
50,000		United Technologies Corp	4.500	04/15/20	A2	50,231

		TOTAL TRANSPORTATION EQUIPMENT				265,070

WHOLESALE TRADE-DURABLE GOODS - 0.1%
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	26,631
25,000		Vale Overseas Ltd	6.250	01/23/17	Baa2	27,105
25,000		Vale Overseas Ltd	6.880	11/21/36	Baa2	25,864
80,000		Vale Overseas Ltd	6.880	11/10/39	Baa2	82,891

		TOTAL WHOLESALE TRADE-DURABLE GOODS				162,491

WHOLESALE TRADE-NONDURABLE GOODS - 0.3%
100,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	103,158
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	26,684
50,000		McKesson Corp	6.500	02/15/14	Baa3	55,847
175,000		Procter & Gamble Co	4.600	01/15/14	Aa3	188,025

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				373,714

		TOTAL CORPORATE BONDS (Cost $34,759,083)				36,072,652

GOVERNMENT BONDS -59.6%

AGENCY SECURITIES - 7.1%
		Federal Farm Credit Bank (FFCB)
600,000		FFCB	2.630	04/21/11	Aaa	612,689
		Federal Home Loan Mortgage Corp (FHLMC)
2,000,000		FHLMC	2.130	09/21/12	Aaa	2,031,403
300,000		FHLMC	2.500	04/23/14	Aaa	302,447

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
1,000,000		FHLMC	2.880%	02/09/15	Aaa	$1,006,141
1,500,000		FHLMC	5.130	10/18/16	Aaa	1,646,447
500,000		FHLMC	3.750	03/27/19	Aaa	487,767
		Federal Home Loan Mortgage Corp Gold (FGLMC)
61,347		FGLMC	5.000	04/01/23	Aaa	64,841
		Federal National Mortgage Association (FNMA)
100,000		FNMA	3.250	08/12/10	Aaa	101,090
500,000		FNMA	1.750	05/07/13	Aaa	498,727
1,000,000		FNMA	3.000	09/16/14	Aaa	1,018,395
150,000		FNMA	4.000	02/25/19	Aaa	154,392
235,148		FNMA	6.000	06/01/36	Aaa	252,876
500,000	g, j	FDIC Structured Sale Guarantee	0.000	10/25/12		480,339
250,000		Private Export Funding Corp	3.050	10/15/14	Aaa	253,167

		TOTAL AGENCY SECURITIES				8,910,721

FOREIGN GOVERNMENT BONDS - 6.1%
100,000	g	Bahrain Government International Bond	5.500	03/31/20	NR	99,219
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa2	106,750
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	Baa2	99,000
200,000	g	Bank of England Euro Note	1.630	03/18/13	Aaa	198,578
$500,000	g	Belgium Government International Bond	2.880	09/15/14	NR	503,842
150,000		Belgium Kingdom	2.750	03/05/15	NR	149,062
200,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	215,000
25,000		Brazilian Government International Bond	7.130	01/20/37	Baa3	28,463
150,000		Canada Government International Bond	2.380	09/10/14	NR	149,717
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	255,458
100,000		China Development Bank	5.000	10/15/15	A1	106,905
100,000		Eksportfinans A/S	5.000	02/14/12	Aa1	106,714
100,000		European Investment Bank	4.880	02/15/36	Aaa	98,950
100,000		Export-Import Bank of Korea	5.880	01/14/15	A2	107,795
175,000		Export-Import Bank of Korea	4.130	09/09/15	A2	175,544
250,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	251,234
175,000		Federative Republic of Brazil	6.000	01/17/17	Baa3	190,138
100,000		Korea Development Bank	4.380	08/10/15	A2	101,495
100,000	g	Korea Expressway Corp	4.500	03/23/15	A2	101,509
68,000		Mexico Government International Bond	6.050	01/11/40	Baa1	67,830
121,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	140,179
25,000		Peruvian Government International Bond	7.350	07/21/25	Baa3	29,000
82,000		Poland Government International Bond	6.380	07/15/19	A2	89,832
500,000		Province of Manitoba Canada	2.130	04/22/13	Aa1	505,263
190,000		Province of Ontario Canada	3.130	09/08/10	Aa1	192,470
1,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	1,026,140
300,000		Province of Ontario Canada	4.100	06/16/14	Aa1	320,487
300,000		Province of Ontario Canada	2.950	02/05/15	Aa1	300,799
1,000,000		Province of Ontario Canada	4.000	10/07/19	Aa1	981,924
110,000		Province of Quebec Canada	4.630	05/14/18	Aa2	114,793
100,000	g	Qatar Govt International Bond	4.000	01/20/15	Aa2	101,850
100,000		Republic of Hungary	6.250	01/29/20	Baa1	106,377
100,000		Republic of Korea	5.750	04/16/14	A2	109,208
100,000		South Africa Government International Bond	6.880	05/27/19	A3	111,625
150,000		South Africa Government International Bond	5.500	03/09/20	A3	151,875
52,000		United Mexican States	5.880	02/17/14	Baa1	58,006
50,000		United Mexican States	5.950	03/19/19	Baa1	54,000
100,000		United Mexican States	5.130	01/15/20	Baa1	101,000

		TOTAL FOREIGN GOVERNMENT BONDS				7,608,031

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
MORTGAGE BACKED - 29.3%
		Federal Home Loan Mortgage Corp (FHLMC)
80,646	i	FHLMC	2.640%	02/01/36		$82,922
315,626	i	FHLMC	5.780	07/01/36		333,863
53,300	i	FHLMC	3.310	09/01/36		55,023
46,864	i	FHLMC	5.860	09/01/36		49,653
162,688	i	FHLMC	6.050	09/01/36		172,276
143,017	i	FHLMC	5.610	03/01/37		151,012
258,453	i	FHLMC	5.870	04/01/37		272,646
96,094	i	FHLMC	5.770	05/01/37		101,999
		Federal Home Loan Mortgage Corp Gold (FGLMC)
266,466		FGLMC	5.000	02/01/19		284,112
57,558		FGLMC	4.500	01/01/20		60,500
195,309		FGLMC	4.500	07/01/20		204,741
167,102		FGLMC	4.000	07/01/24		169,822
67,792		FGLMC	4.500	09/01/24		70,409
$29,781		FGLMC	6.000	03/01/33		32,341
233,498		FGLMC	5.000	11/01/33		242,711
416,461		FGLMC	6.000	11/01/33		452,257
115,564		FGLMC	5.000	05/01/34		120,016
77,049		FGLMC	6.000	09/01/34		83,479
26,347		FGLMC	6.000	04/01/35		28,447
52,398		FGLMC	5.000	02/01/36		54,252
36,068		FGLMC	6.500	05/01/36		39,314
384,011		FGLMC	5.500	04/01/37		405,955
472,732		FGLMC	5.500	05/01/37		499,747
267,236		FGLMC	6.000	08/01/37		287,199
36,299		FGLMC	6.000	08/01/37		39,044
104,493		FGLMC	6.500	09/01/37		113,768
93,904		FGLMC	6.500	11/01/37		102,240
242,522		FGLMC	5.000	04/01/38		250,751
94,180		FGLMC	6.500	05/01/38		102,490
102,501		FGLMC	5.500	01/01/39		108,359
196,374		FGLMC	4.000	06/01/39		190,547
130,805		FGLMC	5.000	07/01/39		135,230
149,034		FGLMC	5.000	01/01/40		154,076
		Federal National Mortgage Association (FNMA)
12,586		FNMA	5.000	06/01/13		12,996
1,564,617		FNMA	4.570	01/01/15		1,657,640
85,787		FNMA	5.500	04/01/18		92,313
72,682		FNMA	5.500	05/01/18		78,505
80,911		FNMA	4.500	03/01/19		85,058
46,329		FNMA	4.500	06/01/19		48,704
233,035		FNMA	5.500	07/01/20		251,563
22,083		FNMA	4.500	11/01/20		23,215
161,568		FNMA	4.500	12/01/20		169,396
70,270		FNMA	5.000	12/01/20		74,770
100,406		FNMA	4.500	03/01/23		104,345
233,811		FNMA	5.000	04/01/23		246,957
222,407		FNMA	4.500	06/01/23		231,132
186,945		FNMA	5.000	07/01/23		197,416
161,456		FNMA	5.000	07/01/23		170,500
164,300		FNMA	5.500	02/01/24		174,647
469,917		FNMA	4.500	04/01/24		488,131
186,098		FNMA	4.000	05/01/24		189,098

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
369,165		FNMA	5.500%	07/01/24		$392,194
13,528		FNMA	5.500	09/01/24		14,372
597,018		FNMA	4.000	02/01/25		605,879
69,829		FNMA	6.500	07/01/32		77,151
99,646		FNMA	5.500	01/01/33		105,782
158,036		FNMA	5.500	07/01/33		167,718
720,555		FNMA	5.500	07/01/33		764,700
393,681		FNMA	5.500	07/01/33		417,800
537,707		FNMA	6.000	10/01/33		583,505
229,714		FNMA	5.000	11/01/33		238,346
962,780		FNMA	5.500	11/01/33		1,021,764
497,744		FNMA	5.000	03/01/34		516,449
888,671		FNMA	5.000	03/01/34		922,068
$124,831		FNMA	5.500	04/01/34		132,206
74,981		FNMA	5.000	08/01/34		77,668
1,922,883		FNMA	5.000	09/01/34		1,992,142
109,156		FNMA	5.000	11/01/34		113,258
62,261		FNMA	6.500	02/01/35		68,401
224,526		FNMA	5.500	04/01/35		237,791
47,490		FNMA	7.500	06/01/35		53,813
81,961		FNMA	5.500	07/01/35		86,649
33,468		FNMA	7.500	07/01/35		37,923
88,561		FNMA	4.500	08/01/35		89,416
123,167		FNMA	5.000	08/01/35		127,410
311,631		FNMA	5.500	09/01/35		330,723
118,808		FNMA	5.500	10/01/35		125,604
137,044		FNMA	5.000	02/01/36		141,765
557,519		FNMA	6.000	04/01/36		595,073
289,829	i	FNMA	5.920	07/01/36		304,268
103,333		FNMA	6.500	09/01/36		112,296
119,715		FNMA	6.000	12/01/36		127,779
93,942		FNMA	5.000	02/01/37		97,041
386,310		FNMA	5.500	02/01/37		407,805
90,529		FNMA	7.000	02/01/37		100,494
257,729		FNMA	5.500	03/01/37		271,934
154,777		FNMA	7.000	04/01/37		171,815
106,408		FNMA	5.500	06/01/37		112,273
46,404		FNMA	6.500	08/01/37		50,356
114,084		FNMA	6.000	11/01/37		121,377
88,482		FNMA	7.000	11/01/37		98,222
159,566		FNMA	5.500	01/01/38		168,360
17,306		FNMA	6.500	01/01/38		18,780
1,412,272		FNMA	5.500	02/01/38		1,490,109
396,154		FNMA	5.500	02/01/38		417,988
8,034		FNMA	6.500	02/01/38		8,719
19,033		FNMA	6.500	03/01/38		20,650
73,993		FNMA	6.500	03/01/38		80,280
398,761		FNMA	5.000	04/01/38		411,917
236,082		FNMA	6.000	04/01/38		251,062
383,630		FNMA	4.000	01/01/39		372,306
161,370		FNMA	4.500	01/01/39		161,936
140,619		FNMA	5.500	01/01/39		148,369
119,549		FNMA	6.000	01/01/39		127,135
108,908		FNMA	6.000	01/01/39		115,819
146,318		FNMA	4.000	02/01/39		142,013

TIAA-CREF LIFE FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
149,142	FNMA	4.500%	02/01/39		$149,665
939,900	FNMA	4.500	02/01/39		943,197
96,943	FNMA	5.500	02/01/39		102,286
1,936,331	FNMA	4.500	04/01/39		1,942,928
139,327	FNMA	5.000	04/01/39		143,910
487,051	FNMA	4.500	06/01/39		488,710
761,671	FNMA	4.000	07/01/39		739,189
617,944	FNMA	6.500	07/01/39		670,382
557,842	FNMA	4.500	08/01/39		559,743
859,953	FNMA	6.000	09/01/39		914,385
$345,616	FNMA	4.500	10/01/39		346,794
347,559	FNMA	4.500	11/01/39		348,743
396,127	FNMA	4.500	11/01/39		397,476
238,582	FNMA	5.000	11/01/39		246,429
	Government National Mortgage Association (GNMA)
38,115	GNMA	5.500	07/15/33		40,638
265,802	GNMA	5.500	07/20/33		283,045
48,680	GNMA	5.000	03/15/34		50,955
200,636	GNMA	5.000	06/15/34		210,013
384,671	GNMA	5.500	02/15/37		407,858
313,929	GNMA	5.000	01/15/38		327,031
126,449	GNMA	5.000	04/15/38		131,726
309,016	GNMA	5.500	05/15/38		327,449
47,710	GNMA	6.000	08/15/38		51,038
50,324	GNMA	6.000	08/20/38		53,963
575,905	GNMA	5.500	07/15/39		610,259
171,006	GNMA	4.500	07/20/39		172,896
65,583	GNMA	5.000	07/20/39		68,158
73,958	GNMA	4.000	08/15/39		72,465
197,633	GNMA	6.230	09/15/43		200,144

	TOTAL MORTGAGE BACKED				36,697,735

MUNICIPAL BONDS - 0.1%
150,000	State of California	7.630	03/01/40	Baa1	156,176

	TOTAL MUNICIPAL BONDS				156,176

U.S. TREASURY SECURITIES - 17.0%
93,000	United States Treasury Bond	8.000	11/15/21		126,713
1,000,000	United States Treasury Bond	5.250	02/15/29		1,088,125
30,000	United States Treasury Bond	4.380	02/15/38		28,528
200,000	United States Treasury Note	0.880	05/31/11		200,859
1,415,000	United States Treasury Note	1.000	09/30/11		1,420,693
200,000	United States Treasury Note	1.000	12/31/11		200,398
450,000	United States Treasury Note	1.880	06/15/12		457,348
48,000	United States Treasury Note	1.380	10/15/12		48,060
520,000	United States Treasury Note	1.380	03/15/13		516,953
635,000	United States Treasury Note	2.000	11/30/13		636,092
4,377,000	United States Treasury Note	1.880	04/30/14		4,323,998
1,613,000	United States Treasury Note	2.250	05/31/14		1,615,142
799,000	United States Treasury Note	2.380	08/31/14		800,873
1,655,000	United States Treasury Note	2.380	10/31/14		1,652,802
1,975,000	United States Treasury Note	2.250	01/31/15		1,953,553
50,000	United States Treasury Note	2.500	03/31/15		49,860
860,000	United States Treasury Note	2.630	02/29/16		845,218
1,100,000	United States Treasury Note	2.380	03/31/16		1,063,907

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
1,100,000		United States Treasury Note	3.250%	07/31/16		$1,111,430
50,000		United States Treasury Note	3.000	02/28/17		49,215
1,355,000		United States Treasury Note	3.630	02/15/20		1,331,923
1,572,000		United States Treasury Note	4.380	11/15/39		1,486,522
500,000	j	United States Treasury Strip Principal	0.000	08/15/27		218,109

		TOTAL U.S. TREASURY SECURITIES				21,226,321

		TOTAL GOVERNMENT BONDS (Cost $73,122,289)				$74,598,984

STRUCTURED ASSETS - 6.4%

ASSET BACKED - 2.4%
72,436		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	74,375
		Series - 2006 AF (Class A4)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	105,817
		Series - 2009 2A (Class A)
474,390		Centex Home Equity	5.540	01/25/32	Aaa	448,651
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	125,715
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	39,625
		Series - 2002 2 (Class MF2)
75,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	Baa2	73,665
		Series - 2006 15 (Class A2)
1,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	704,007
		Series - 2007 1A (Class AF3)
164,277		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	153,098
		Series - 2006 HLTV (Class A3)
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	165,466
		Series - 2006 HLTV (Class A4)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	Aaa	260,919
		Series - 2009 2A (Class A2)
204,303		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	205,748
		Series - 2007 1 (Class A1F)
50,000		Merrill Auto Trust Securitization	6.150	04/15/15	Aaa	53,424
		Series - 2008 1 (Class A4A)
37,865	i	Morgan Stanley ABS Capital I	0.270	01/25/37	A2	36,911
		Series - 2007 HE2 (Class A2A)
85	g	New York City Tax Lien	5.930	11/10/19	Aaa	85
		Series - 2006 AA (Class A)
250,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	130,687
		Series - 2006 3 (Class AF3)
250,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	239,028
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	27,471
		Series - 2006 HI1 (Class M2)
60,473	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	Baa2	56,368
		Series - 2006 NC2 (Class A2)
45,000	i	Wells Fargo Home Equity Trust	0.390	07/25/36	Aa3	39,782
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED				2,940,842

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
OTHER MORTGAGE BACKED - 4.0%
70,000		Banc of America Commercial Mortgage, Inc	5.360%	10/10/45	Aaa	$68,017
		Series - 2006 6 (Class A4)
125,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	NR	119,974
		Series - 2007 2 (Class A4)
293,851		Bank of America Alternative Loan Trust	6.000	08/25/34	Aaa	276,863
		Series - 2004 7 (Class 2A1)
$25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	24,990
		Series - 2006 PW14 (Class A4)
45,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	Aaa	46,624
		Series - 2006 PW11 (Class A4)
40,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	40,546
		Series - 2005 PWR8 (Class A4)
120,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	124,666
		Series - 2004 PWR4 (Class A3)
75,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	76,637
		Series - 2006 T24 (Class A4)
110,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	112,079
		Series - 2004 T16 (Class A6)
105,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	NR	103,916
		Series - 2007 PW17 (Class A4)
100,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	NR	96,533
		Series - 2007 PW18 (Class A4)
50,000		CITIGROUP	5.320	12/11/49	Aaa	48,400
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	84,986
		Series - 2007 C9 (Class A4)
84,691		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	72,232
		Series - 2004 30CB (Class 1A15)
114,847		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	112,180
		Series - 2005 17 (Class 1A10)
55,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	56,043
		Series - 2005 C5 (Class A4)
35,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	NR	28,719
		Series - 2005 C5 (Class AJ)
68,763		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	68,889
		Series - 2003 9 (Class 1A4)
40,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	41,995
		Series - 2003 C3 (Class A4)
94,576	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	92,074
		Series - 2003 AR1 (Class A5)
100,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	Aaa	101,942
		Series - 2006 GG7 (Class A4)
400,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	389,000
		Series - 2007 GG9 (Class A4)
85,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	Aaa	70,137
		Series - 2007 GG9 (Class AM)
250,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	243,013
		Series - 2007 GG11 (Class A4)
70,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	70,352
		Series - 2006 GG6 (Class A4)
100,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	NR	86,368
		Series - 2006 GG6 (Class AM)
125,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	123,748
		Series - 2006 GG8 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
49,622	i	GSR Mortgage Loan Trust	5.080%	01/25/36	NR	$48,034
		Series - 2006 AR1 (Class 2A2)
50,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	52,904
		Series - 2009 IWST (Class A2)
$165,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	160,890
		Series - 2006 LDP9 (Class A3)
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	48,472
		Series - 2007 CB19 (Class AM)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	Aaa	191,780
		Series - 2007 LD11 (Class A4)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	51,426
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	NR	213,109
		Series - 2007 C1 (Class A4)
115,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	NR	110,668
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	Aaa	73,765
		Series - 2007 C6 (Class A4)
35,000	i	Merrill Lynch	5.170	12/12/49	Aaa	33,864
		Series - 2006 4 (Class A3)
200,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/37	Aaa	207,229
		Series - 2005 CKI1 (Class A6)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	38,249
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	77,970
		Series - 2006 C1 (Class A4)
35,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	10,994
		Series - 2008 C1 (Class C)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	77,457
		Series - 2006 1 (Class A4)
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	52,840
		Series - 2007 8 (Class AM)
17,764		Morgan Stanley Capital I	4.690	06/13/41	Aaa	17,909
		Series - 2004 T15 (Class A2)
80,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	81,998
		Series - 2004 T15 (Class A4)
270,000	i	Morgan Stanley Capital I	5.450	02/12/44	Aaa	257,599
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	82,486
		Series - 2007 IQ13 (Class A4)
102,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	105,274
		Series - 2006 HQ9 (Class A4)
30,000	i	Morgan Stanley Capital I	5.540	11/12/49	Aaa	26,176
		Series - 2007 T25 (Class AM)
35,000		Morgan Stanley Capital I	4.770	07/15/56	NR	28,565
		Series - 0 IQ9 (Class AJ)
168,596	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	132,628
		Series - 2006 N1 (Class N1)
50,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aaa	46,615
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				5,009,824

		TOTAL STRUCTURED ASSETS (Cost $8,916,056)				7,950,666

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		TOTAL BONDS (Cost $116,797,434)				$118,622,302

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
AGENCY SECURITIES - 0.0%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380%	12/30/49	Ca	7,007
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	21,926

		TOTAL AGENCY SECURITIES				28,933

		TOTAL PREFERRED STOCKS (Cost $569,550)				28,933

		TOTAL INVESTMENTS - 94.8% (Cost $117,366,984)				118,651,235
		OTHER ASSETS & LIABILITIES, NET - 5.2%				6,567,328

		NET ASSETS - 100.0%				$125,218,563

Abbreviation(s):

ABS	Asset-Based Security

NR	Not Rated by Moody’s

REIT	Real Estate Investment Trust

*	Non-income producing.

†	As provided by Moody’s Investors Services.

b	In bankruptcy.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $7,339,090 or 5.86% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

		MATURITY

PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.2%

BANKER’S ACCEPTANCES - 2.7%
$377,000	JPMorgan Chase Bank NA		04/12/10	$376,982
456,000	JPMorgan Chase Bank NA		04/30/10	455,927
500,000	JPMorgan Chase Bank NA		06/07/10	499,813
452,856	Wachovia Bank NA		05/13/10	452,740

	TOTAL BANKER’S ACCEPTANCES			1,785,462

CERTIFICATE OF DEPOSIT - 6.5%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.200%	04/27/10	1,000,004
630,000	Bank of Nova Scotia	0.180	04/29/10	630,000
213,000	Bank of Nova Scotia	0.190	05/18/10	213,000
250,000	Bank of Nova Scotia	0.950	06/10/10	250,000
500,000	Barclays Bank plc	0.570	05/17/10	500,000
500,000	Barclays Bank plc	0.500	06/02/10	500,000
500,000	Barclays Bank plc	0.580	08/18/10	500,000
265,000	Rabobank Nederland NV	0.220	07/07/10	265,000
450,000	Royal Bank of Scotland plc	0.680	04/05/10	450,000

	TOTAL CERTIFICATE OF DEPOSIT			4,308,004

COMMERCIAL PAPER - 34.7%
605,000	Abbey National North America LLC		04/20/10	604,939
645,000	Abbey National North America LLC		04/23/10	644,922
1,070,000	American Honda Finance Corp		05/06/10	1,069,803
505,000	Bank of Nova Scotia		05/20/10	504,876
425,000	BNP Paribas Finance, Inc		04/22/10	424,955
1,180,000	Calyon North America, Inc		04/06/10	1,179,967
600,000	Coca-Cola Co		06/03/10	599,811
500,000	Credit Agricole North America, Inc		04/14/10	499,961
637,000	Fairway Finance LLC		04/13/10	636,962
500,000	ING US Funding LLC		05/18/10	499,860
500,000	Johnson & Johnson		04/05/10	499,991
535,000	Johnson & Johnson		04/19/10	534,957
310,000	Johnson & Johnson		04/20/10	309,975
500,000	Lloyds TSB Bank plc		06/21/10	499,724
1,500,000	Nestle Capital Corp		05/25/10	1,499,618
1,100,000	Old Line Funding LLC		04/07/10	1,099,967
480,000	Old Line Funding LLC		06/07/10	479,812
500,000	Park Avenue Receivables Corp		04/09/10	499,982
500,000	Park Avenue Receivables Corp		05/11/10	499,894
600,000	Park Avenue Receivables Corp		05/18/10	599,844
550,000	Private Export Funding Corp		04/07/10	549,952
295,000	Private Export Funding Corp		04/26/10	294,896
765,000	Private Export Funding Corp		07/12/10	764,513
500,000	Private Export Funding Corp		08/19/10	499,592
500,000	Province of Ontario Canada		04/06/10	499,990

$540,000	Rabobank USA Financial Corp		04/08/10	539,980
400,000	Rabobank USA Financial Corp		04/14/10	399,973
420,000	Rabobank USA Financial Corp		05/06/10	419,918

TIAA-CREF LIFE FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
300,000	Rabobank USA Financial Corp		06/21/10	$299,845
395,000	Santander Central Hispano Finance Delaware, Inc		10/12/10	393,893
310,000	Sheffield Receivables Corp		05/04/10	309,937
497,000	Straight-A Funding LLC		04/19/10	496,958
320,000	Straight-A Funding LLC		04/20/10	319,971
1,000,000	Straight-A Funding LLC		04/21/10	999,907
500,000	Straight-A Funding LLC		05/11/10	499,894
500,000	Svensk Exportkredit AB		04/01/10	500,000
585,000	Toyota Motor Credit Corp		05/12/10	584,866
500,000	Toyota Motor Credit Corp		05/14/10	499,881
525,000	Variable Funding Capital Co LLC		04/09/10	524,980
250,000	Variable Funding Capital Co LLC		04/23/10	249,974

	TOTAL COMMERCIAL PAPER			22,838,740

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 43.4%
500,000	Federal Home Loan Bank (FHLB)		04/22/10	499,825
309,000	FHLB		05/05/10	308,912
1,169,000	FHLB		05/07/10	1,168,819
500,000	FHLB		05/12/10	499,916
1,120,000	FHLB		05/19/10	1,119,748
1,090,000	FHLB		05/21/10	1,089,773
1,750,000	FHLB		05/24/10	1,749,614
400,000	FHLB		05/26/10	399,908
545,000	FHLB		06/04/10	544,816
1,000,000	FHLB		06/18/10	999,599
385,000	FHLB		09/16/10	384,263
186,000	FHLB		09/17/10	185,756
738,000	Federal Home Loan Mortgage Corp (FHLMC)		04/01/10	738,000
500,000	FHLMC		04/12/10	499,982
635,000	FHLMC		04/20/10	634,943
914,000	FHLMC		04/28/10	913,902
1,000,000	FHLMC		05/03/10	999,866
780,000	FHLMC		05/04/10	779,883
220,000	FHLMC		05/05/10	219,965
1,768,000	FHLMC		05/10/10	1,767,687
1,100,000	FHLMC		05/17/10	1,099,760
975,000	FHLMC		06/01/10	974,559
124,000	FHLMC		06/15/10	123,963
685,000	FHLMC		06/16/10	684,798
170,000	FHLMC		06/25/10	169,926
200,000	FHLMC		07/13/10	199,868
349,000	FHLMC		07/14/10	348,768
510,000	FHLMC		07/26/10	509,655
475,000	FHLMC		08/03/10	474,706
375,000	FHLMC		08/17/10	374,669
400,000	FHLMC		11/16/10	399,186
740,000	Federal National Mortgage Association (FNMA)		04/01/10	740,000
447,000	FNMA		04/14/10	446,969
590,000	FNMA		04/28/10	589,934

$775,000	FNMA		05/12/10	774,864
500,000	FNMA		05/25/10	499,861
500,000	FNMA		05/28/10	499,881
730,000	FNMA		06/01/10	729,802
653,000	FNMA		06/09/10	652,765
810,000	FNMA		06/14/10	809,693

TIAA-CREF LIFE FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
300,000	FNMA		07/09/10	$299,819
162,000	FNMA		07/28/10	161,894
489,000	FNMA		08/04/10	488,609
500,000	FNMA		09/13/10	499,335
500,000	FNMA		12/01/10	498,624

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			28,557,085

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.8%
500,000	Federal Home Loan Bank (FHLB)	0.560%	06/22/10	499,924

	TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			499,924

U.S. TREASURY BILLS - 12.1%
798,000	United States Cash Management Bill		06/10/10	797,432
500,000	United States Cash Management Bill		06/17/10	499,824
883,000	United States Treasury Bill		04/08/10	882,974
1,000,000	United States Treasury Bill		04/15/10	999,940
1,142,000	United States Treasury Bill		05/20/10	1,141,798
500,000	United States Treasury Bill		05/27/10	499,872
1,000,000	United States Treasury Bill		06/03/10	999,764
135,000	United States Treasury Bill		11/18/10	134,775
1,000,000	United States Treasury Note	2.880	06/30/10	1,005,841
500,000	United States Treasury Note	2.750	07/31/10	503,914
500,000	United States Treasury Note	1.250	11/30/10	503,194

	TOTAL U.S. TREASURY BILLS			7,969,328

	TOTAL SHORT-TERM INVESTMENTS (Cost $65,958,543)			65,958,543

	TOTAL PORTFOLIO - 100.2% (Cost $65,958,543)			65,958,543
	OTHER ASSETS & LIABILITIES, NET - (0.2)%			(156,477)

	NET ASSETS - 100.0%			$65,802,066

Note 1- organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Fund (other than the Money Market Fund) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date.

At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 - valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock - Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities - Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments - Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies - These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts - Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of March 31, 2010, there were no significant transfers between levels by the Funds.

As of March 31, 2010, 100% of the investments in the Growth Equity Fund, Small-Cap Equity Fund, Stock Index Fund, Real Estate Securities Fund, and Social Choice Equity Fund were valued based on Level 1 inputs.

As of March 31, 2010, 100% of the investments in the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Growth & Income
Domestic Common Stocks*	$67,224,194	$—	$—	$67,224,194
Foreign Common Stocks
Chemicals and Allied Products	—	233,405	—	233,405
Electronic and Other Electric Equipment	—	103,517	—	103,517
Food and Kindred Products	—	650,338	—	650,338
Metal Mining	—	520,350	—	520,350
Oil and Gas Extraction	—	94,426	—	94,426
Total	$67,224,194	$1,602,036	$—	$68,826,230
International Equity
Domestic Common Stocks Industrial Machinery and Equipment	$253,013	$—	$—	$253,013
Foreign Common Stocks	—	92,889,706	—	92,889,706
Total	$253,013	$92,889,706	$—	$93,142,719

	Level 1	Level 2	Level 3	Total
Large-Cap Value
Domestic Common Stocks*	$56,145,415	$—	$—	$56,145,415
Foreign Common Stocks
Chemicals and Allied Products	—	493,684	—	493,684
Communications	—	188,259	—	188,259
Depository Institutions	—	58,566	—	58,566
Educational Services	—	213,725	—	213,725
Electronic and Other Electric Equipment	—	209,061	—	209,061
Health Services	—	101,195	—	101,195
Hotels and Other Lodging Places	—	341,657	—	341,657
Insurance Carriers	—	235,324	—	235,324
Oil and Gas Extraction	—	82,917	—	82,917
Paper and Allied Products	—	3,356	—	3,356
Real Estate	—	30,987	—	30,987
Wholesale Trade-Durable Goods	—	163,191	—	163,191
Total	$56,145,415	$2,121,922	$—	$58,267,337
Bond
Corporate Bonds	$—	$36,072,652	$—	$36,072,652
Government Bonds	—	74,598,984	—	74,598,984
Structured Assets	—	7,950,666	—	7,950,666
Preferred Stocks	28,933	—	—	28,933
Total	$28,933	$118,622,302	$—	$118,651,235

* Includes American Depositary Receipts
Please see the Schedule of Investments for a detailed breakout by industry.

Note 3 - investments

At March 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / Depreciation
Growth Equity	$32,757,795	$4,250,296	$(345,223)	$3,905,073
Growth & Income	62,527,646	8,534,895	(2,236,311)	6,298,584
International Equity	87,342,684	8,945,003	(3,144,968)	5,800,035
Large-Cap Value	55,326,826	6,394,595	(3,454,084)	2,940,511
Small-Cap Equity	42,713,416	8,036,973	(2,140,653)	5,896,320
Stock Index	153,702,152	36,122,901	(30,586,531)	5,536,370
Social Choice Equity	31,468,700	6,891,300	(5,709,512)	1,181,788
Real Estate Securities	57,688,488	4,974,589	(4,004,354)	970,235
Bond	117,366,984	3,721,496	(2,437,245)	1,284,251
Money Market	65,958,543	—	—	—

At March 31, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)
Small-Cap Equity Fund	NYBOT NYF Mini Russell 2000 Index Future	1	$67,710	June 2010	$508

Note 4 - accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 19, 2010	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 19, 2010	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: May 19, 2010	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX. 99.Cert.)

3(b) Section 302 certification of the principal financial officer (EX. 99.Cert.)